UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07923

City National Rochdale Funds

(Exact name of registrant as specified in charter)

________

400 North Roxbury Drive

Beverly Hills, California 90210

(Address of principal executive offices) (Zip code)

Rochelle Levy

400 North Roxbury Drive

Beverly Hills, CA 90210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-889-0799

Date of fiscal year end: September 30, 2024

Date of reporting period: March 31, 2024

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”), as amended (17 CFR § 270.30e-1) is attached hereto.

CITY NATIONAL ROCHDALE FUNDS

2024 SEMI-ANNUAL REPORT

MARCH 31, 2024

This report and the financial statements contained herein are provided for the general information of the shareholders of City National Rochdale Funds. This report is not authorized for distribution to prospective investors in City National Rochdale Funds unless preceded or accompanied by an effective prospectus. Please remember that past performance is no guarantee of future results.

Shares of City National Rochdale Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.

TABLE OF CONTENTS

City National Rochdale Funds Semi-Annual Report

2	Schedule of Investments
78	Statements of Assets and Liabilities
80	Statements of Operations
83	Statements of Changes in Net Assets
86	Statement of Cash Flows
88	Financial Highlights
90	Notes to Financial Statements
102	Board Approval of Sub-Advisory Agreements
104	Disclosure of Fund Expenses
106	Liquidity Risk Management Program

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Funds’ Form N-PORT and Form N-Q filings are available on the Commission’s website at http://www.sec.gov. The most current Form N-PORT filing is also available on the Funds’ website at www.citynationalrochdalefunds.com and without charge, upon request, by calling 1-888-889-0799.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the Funds’ portfolio securities, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-888-889-0799, (2) on the Funds’ website at www.citynationalrochdalefunds.com, and (3) on the Commission’s website at www.sec.gov.

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Government Money Market Fund

Description	Face Amount (000)/Shares	Value (000)
U.S. Treasury Obligations [73.7%]
U.S. Treasury Bills
5.262%, 04/02/24(A)	$164,000	$163,976
5.313%, 04/04/24(A)	400,000	399,824
5.312%, 04/09/24(A)	267,000	266,687
5.319%, 04/11/24(A)	300,000	299,560
5.314%, 04/16/24(A)	300,000	299,341
5.308%, 04/18/24(A)	400,000	399,004
5.331%, 04/23/24(A)	400,000	398,708
5.302%, 04/25/24(A)	400,000	398,595
5.326%, 04/30/24(A)	400,000	398,298
5.298%, 05/02/24(A)	400,000	398,188
5.312%, 05/07/24(A)	400,000	397,892
5.304%, 05/09/24(A)	400,000	397,774
5.311%, 05/14/24(A)	400,000	397,483
5.312%, 05/21/24(A)	400,000	397,073
0.000%, 05/28/24(B)	100,000	99,180

Total U.S. Treasury Obligations
(Cost $5,111,583)		5,111,583

U.S. Government Agency Obligations [8.3%]
FFCB
5.420%, SOFRRATE + 0.100%, 08/08/24(C)	25,000	25,000
5.410%, SOFRRATE + 0.090%, 08/26/24(C)	120,000	120,000
5.470%, FEDL01 + 0.140%, 11/14/24(C)	100,000	100,000
5.500%, FEDL01 + 0.170%, 01/06/25(C)	50,000	50,000
FHLB
5.385%, SOFRRATE + 0.065%, 07/10/24(C)	200,000	200,000
FHLB DN
5.312%, 04/10/24(A)	83,000	82,891

Total U.S. Government Agency Obligations
(Cost $577,891)		577,891

Short-Term Investment [4.0%]
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 5.210%**	$275,606,014	$275,606

Total Short-Term Investment
(Cost $275,606)		275,606

Repurchase Agreements [17.2%]
Barclays (D)
5.250%, dated 03/31/24, repurchased on 04/01/24, repurchase price $100,014,631 (collateralized by various U.S. Treasury obligations, par value $107,149,400, 3.500%, 02/15/2033; with a total market value of $102,000,064)	100,000	100,000
Barclays MBS (D)
5.300%, dated 03/31/24, repurchased on 04/01/24, repurchase price $100,014,770 (collateralized by various U.S. Treasury obligations, par values ranging from $1,000-$16,644,000, 1.000%-9.500%, 04/25/2024-03/01/2054; with a total market value of $102,000,000)	100,000	100,000
Daiwa (D)
5.280%, dated 03/31/24, repurchased on 04/01/24, repurchase price $97,014,273 (collateralized by various U.S. Treasury obligations, par value $100,692,600, 3.750%, 12/31/2030; with a total market value of $98,940,039)	97,000	97,000
Daiwa MBS (D)
5.300%, dated 03/31/24, repurchased on 04/01/24, repurchase price $200,029,817 (collateralized by various U.S. Treasury obligations, par values ranging from $100-$92,418,413, 0.875%-7.000%, 01/31/2025-04/01/2054; with a total market value of $205,909,036)	200,000	200,000

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Government Money Market Fund (concluded)

Description	Face Amount (000)/Shares	Value (000)
Goldman Sachs (D)
5.240%, dated 03/31/24, repurchased on 04/01/24, repurchase price $700,102,223 (collateralized by various U.S. Treasury obligations, par values ranging from $301,101,800-$482,236,000, 0.375%-3.625%, 04/30/2025-02/15/2053; with a total market value of $714,000,045)	$700,000	$700,000

Total Repurchase Agreements
(Cost $1,197,000)		1,197,000

Total Investments [103.2%]
(Cost $7,162,080)		$7,162,080

Percentages are based on net assets of $6,936,823 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2024.

(A)	Interest rate represents the security’s effective yield at the time of purchase.

(B)	Zero coupon security.

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Tri-party Repurchase Agreement.

DN — Discount Note

FEDL01 — Federal Funds Effective Rate

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

SOFRRATE — Secured Overnight Financing Rate

The following is a summary of the inputs used as of March 31, 2024, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$5,111,583	$—	$5,111,583
U.S. Government Agency Obligations	—	577,891	—	577,891
Short-Term Investment	275,606	—	—	275,606
Repurchase Agreements	—	1,197,000	—	1,197,000
Total Investments in Securities	$275,606	$6,886,474	$—	$7,162,080

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [98.2%]
Alabama [0.9%]
Energy Southeast A Cooperative District, Ser B-1, RB
Callable 08/01/31 @ 100
5.750%, 04/01/54(A)	$1,000	$1,106
Hoover Industrial Development Board, RB, AMT
Callable 10/01/29 @ 100
5.750%, 10/01/49	4,750	4,912
Tuscaloosa County, Industrial Development Authority, Ser A, RB
Callable 05/01/29 @ 100
5.250%, 05/01/44(B)	3,000	3,025

Total Alabama		9,043

Alaska [0.3%]
Northern Tobacco Securitization, Ser A-CLASS, RB
Callable 06/01/31 @ 100
4.000%, 06/01/50	3,500	3,242

Arizona [1.5%]
Arizona State, Industrial Development Authority, RB
Callable 07/01/28 @ 100
5.000%, 07/01/43(B)	310	302
Arizona State, Industrial Development Authority, RB
Callable 07/01/29 @ 100
5.000%, 01/01/54	$375	$230
Arizona State, Industrial Development Authority, RB
Callable 07/15/29 @ 100
4.000%, 07/15/51(B)	500	388
Arizona State, Industrial Development Authority, RB
Callable 07/15/29 @ 100
4.000%, 07/15/56(B)	225	169
Maricopa County, Industrial Development Authority, RB
Callable 07/01/30 @ 100
6.250%, 07/01/53(B)	1,400	1,426
Phoenix, Civic Improvement, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45	250	253
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45(B)	3,300	3,257
Pima County, Industrial Development Authority, Noah Webster School Project, RB
Callable 05/06/24 @ 100
7.000%, 12/15/43	1,500	1,503
Sierra Vista, Industrial Development Authority, RB
Callable 06/15/30 @ 100
5.750%, 06/15/53(B)	5,400	5,484
Tempe, Industrial Development Authority, Mirrabella at ASU Project, Ser A, RB
Callable 10/01/27 @ 100
6.125%, 10/01/52(B)	1,200	724

Total Arizona		13,736

Arkansas [0.5%]
Arkansas State, Development Finance Authority, RB, AMT
Callable 09/01/26 @ 103
4.500%, 09/01/49(B)	4,750	4,686

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
California [9.0%]
California Community Choice Financing Authority, RB
Callable 12/01/30 @ 100
5.000%, 02/01/54(A)	$5,000	$5,351
California Community Housing Agency, RB
Callable 08/01/31 @ 100
4.000%, 02/01/56(B)	3,000	2,524
California County, Tobacco Securitization Agency, RB
Callable 12/01/30 @ 100
4.000%, 06/01/49	1,000	971
California County, Tobacco Securitization Agency, Sub-Ser A, RB
Callable 04/22/24 @ 24
0.000%, 06/01/46(C)	10,000	2,423
California State, Community Choice Financing Authority, RB
Callable 08/01/32 @ 100
3.000%, 02/01/57(B)	8,500	5,720
California State, Community Choice Financing Authority, Ser B-1-GREEN, RB
Callable 05/01/31 @ 101
4.000%, 02/01/52(A)	3,750	3,772
California State, Infrastructure & Economic Development Bank, RB, AMT
Callable 05/06/24 @ 105
8.000%, 01/01/50(A)(B)	5,000	5,103
California State, Infrastructure & Economic Development Bank, RB, AMT
Callable 05/06/24 @ 100
3.950%, 01/01/50(A)(B)	750	748
California State, Municipal Finance Authority, California Baptist University, Ser A, RB
Callable 11/01/25 @ 100
5.500%, 11/01/45(B)	4,000	4,025
California State, Municipal Finance Authority, RB
Callable 09/01/29 @ 103
5.000%, 09/01/52	875	897
California State, Municipal Finance Authority, RB
Callable 11/01/31 @ 100
4.000%, 11/01/36(B)	2,370	2,224
California State, Municipal Finance Authority, Ser A, RB, AGM
Callable 11/01/32 @ 100
5.250%, 11/01/52	$1,000	$1,115
California State, Municipal Finance Authority, Ser D, RB
Callable 09/01/29 @ 103
6.000%, 09/01/42	2,000	2,120
California State, Pollution Control Financing Authority, RB, AMT
7.500%, 07/01/32(B) (D)	1,275	17
California State, Pollution Control Financing Authority, RB, AMT
Callable 07/01/33 @ 100
5.000%, 07/01/34(B)	1,000	1,105
California State, School Finance Authority, RB
Callable 08/01/32 @ 100
5.375%, 08/01/42(B)	50	52
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
6.000%, 10/01/49	1,120	1,123
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.875%, 10/01/44	1,000	1,002
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.625%, 10/01/34	575	577
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.500%, 12/01/58(B)	1,500	1,541
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.250%, 12/01/43(B)	500	514

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
California State, Statewide Communities Development Authority, RB
Callable 12/01/24 @ 100
5.250%, 12/01/44	$4,000	$4,021
City & County of San Francisco California Community Facilities District No. 2016-1, Ser 2021, SPL Tax
Callable 09/01/27 @ 103
4.000%, 09/01/51	1,500	1,290
City & County of San Francisco California Community Facilities District No. 2016-1, SPL Tax
Callable 09/01/28 @ 103
4.000%, 09/01/42(B)	2,250	2,051
City & County of San Francisco California Infrastructure & Revitalization Fing Dist No. 1, SPL Tax
Callable 09/01/32 @ 100
5.000%, 09/01/52(B)	1,320	1,264
CMFA Special Finance Agency VII, RB
Callable 08/01/31 @ 100
3.000%, 08/01/56(B)	5,500	3,759
CSCDA Community Improvement Authority, RB
Callable 05/01/32 @ 100
3.250%, 05/01/57(B)	3,430	2,433
CSCDA Community Improvement Authority, RB
Callable 06/01/31 @ 100
3.000%, 06/01/47(B)	3,840	2,832
Golden State, Tobacco Securitization, Sub-Ser B-2, RB
Callable 12/01/31 @ 28
0.000%, 06/01/66(C)	38,000	4,291
Golden State, Tobacco Securitization, Sub-Ser, RB
Callable 12/01/31 @ 100
3.850%, 06/01/50	4,010	3,753
Inland Empire, Tobacco Securitization Authority, RB
Callable 04/22/24 @ 45
0.000%, 06/01/36(C)	12,500	5,658
Los Angeles Department of Airports, Ser C, RB, AMT
Callable 05/15/30 @ 100
5.000%, 05/15/45	5,000	5,244
Orange County Community Facilities District, Ser A, SPL Tax
Callable 08/15/29 @ 103
5.000%, 08/15/52	$3,200	$3,246

Total California		82,766

Colorado [11.6%]
9th Avenue Metropolitan District No. 2, GO
Callable 05/06/24 @ 103
5.000%, 12/01/48	1,000	930
Amber Creek, Metropolitan District, Ser A, GO
Callable 05/06/24 @ 102
5.125%, 12/01/47	1,041	923
Amber Creek, Metropolitan District, Ser A, GO
Callable 05/06/24 @ 102
5.000%, 12/01/37	684	633
Banning Lewis Ranch Metropolitan District No. 8, GO
Callable 06/01/26 @ 103
4.875%, 12/01/51(B)	3,500	2,750
Base Village Metropolitan District No. 2, Ser A, GO
Callable 05/06/24 @ 101
5.750%, 12/01/46	3,055	3,059
Broadway Station Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.000%, 12/01/35	729	620
Broadway Station Metropolitan District No. 3, GO
Callable 06/01/24 @ 103
5.000%, 12/01/49	1,500	1,203
Buffalo Highlands Metropolitan District, Ser A, GO
Callable 04/25/24 @ 103
5.375%, 12/01/48	1,775	1,761
Canyons Metropolitan District No. 5, Ser A, GO
Callable 05/06/24 @ 102
6.125%, 12/01/47	1,000	1,002
Canyons Metropolitan District No. 5, Ser A, GO
Callable 05/06/24 @ 102
6.000%, 12/01/37	2,000	2,003

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Chambers Highpoint Metropolitan District No. 2, GO
Callable 09/01/26 @ 103
5.000%, 12/01/41	$515	$452
Chambers Highpoint Metropolitan District No. 2, GO
Callable 09/01/26 @ 103
5.000%, 12/01/51	1,505	1,248
City & County of Denver Colorado, RB, AMT
Callable 05/06/24 @ 100
5.000%, 10/01/32	2,000	2,000
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.250%, 07/01/46(B)	1,930	1,888
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.000%, 07/01/36(B)	1,415	1,416
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Pre-Refunded @ 100
5.250%, 04/01/25(B) (E)	2,655	2,699
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Pre-Refunded @ 100
5.125%, 04/01/25(B) (E)	1,515	1,538
Colorado State, Health Facilities Authority, RB
Callable 05/15/28 @ 100
5.000%, 11/15/48	2,800	2,886
Colorado State, Health Facilities Authority, Ser A, RB
Callable 06/01/34 @ 100
5.250%, 12/01/54	750	815
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/35	1,170	968
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/49	3,000	1,989
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/58	$4,750	$2,993
Colorado State, Health Facilities Authority, Ser A-, RB
Callable 08/01/29 @ 100
4.000%, 08/01/44	4,155	3,992
Colorado State, High Performance Transportation Enterprise, U.S. 36 & I-25 Managed Lanes Project, RB, AMT
Callable 05/06/24 @ 100
5.750%, 01/01/44	2,000	2,003
Constitution Heights Metropolitan District, GO
Callable 06/01/25 @ 103
5.000%, 12/01/49	1,260	1,196
Cottonwood Highlands Metropolitan District No. 1, Ser A, GO
Callable 06/01/24 @ 103
5.000%, 12/01/49	1,398	1,344
Denver, International Business Center Metropolitan District No. 1, Ser A, RB
Callable 06/01/24 @ 100
4.000%, 12/01/48	850	713
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO
Callable 06/01/24 @ 103
6.000%, 12/01/48	2,290	2,308
Erie Highlands, Metropolitan District No. 1, GO, BAM
Callable 12/01/30 @ 100
2.250%, 12/01/40	900	659
Erie Highlands, Metropolitan District No. 2, Ser A, GO
Callable 04/25/24 @ 103
5.250%, 12/01/48	5,700	5,520
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
3.000%, 12/01/29	500	456
Four Corners Business Improvement District, GO
Callable 09/01/27 @ 103
6.000%, 12/01/52	1,130	1,071

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Green Valley Ranch East Metropolitan District No. 6, Ser A, GO
Callable 09/01/25 @ 103
5.875%, 12/01/50	$1,195	$1,199
Greenways Metropolitan District No. 1, Ser A, GO
Callable 09/01/26 @ 103
4.625%, 12/01/51	3,685	2,695
Jefferson Center, Metropolitan District No. 1, Ser A-2, RB
Callable 05/06/24 @ 103
4.375%, 12/01/47	750	633
Jefferson Center, Metropolitan District No. 1, Ser A-2, RB
Callable 05/06/24 @ 103
4.125%, 12/01/40	575	498
Karl’s Farm Metropolitan District No. 2, Ser A, GO
Callable 09/01/25 @ 103
5.625%, 12/01/50(B)	1,900	1,820
Karl’s Farm Metropolitan District No. 2, Ser A, GO
Callable 09/01/25 @ 103
5.375%, 12/01/40(B)	645	626
Lanterns Metropolitan District No. 3, Sub-Ser A-1, GO
Callable 12/01/28 @ 103
7.250%, 12/01/53	2,300	2,432
Legato Community Authority, Ser A-1, RB
Callable 06/01/26 @ 103
5.000%, 12/01/51	1,025	890
Legato Community Authority, Ser A-2, RB
Callable 06/01/26 @ 101
0.000%, 12/01/51(C)	7,335	5,196
Meadowlark Metropolitan District, Ser A-SENIOR-LIMITED, GO
Callable 09/01/25 @ 103
5.125%, 12/01/50	750	691
Mirabelle Metropolitan District No. 2, Ser A, GO
Callable 03/01/25 @ 103
5.000%, 12/01/49	1,950	1,821
North Holly, Metropolitan District, Ser A, GO
Callable 04/25/24 @ 103
5.500%, 12/01/48	1,755	1,749
North Range Metropolitan District No. 3, Ser A, GO
Callable 12/01/25 @ 103
5.250%, 12/01/50	$3,000	$2,961
Rampart Range Metropolitan District No. 5, RB
Callable 10/01/26 @ 102
4.000%, 12/01/51	3,725	2,764
Regional Transportation District, RB
4.000%, 07/15/40	500	495
Senac South Metropolitan District No. 1, Ser A, GO
Callable 12/01/26 @ 103
5.250%, 12/01/51	5,000	4,447
Southglenn, Metropolitan District, GO
Callable 05/06/24 @ 101
5.000%, 12/01/46	1,558	1,453
Spring Hill, Metropolitan District No. 3, Ser A, GO
Callable 12/01/27 @ 103
6.750%, 12/01/52(B)	5,000	5,124
Trails at Crowfoot Metropolitan District No. 3, Ser ES-, GO
Callable 09/01/24 @ 103
5.000%, 12/01/39	2,070	2,065
Verve Metropolitan District No. 1, GO
Callable 03/01/26 @ 103
5.000%, 12/01/51	5,000	3,872
Village at Dry Creek Metropolitan District No. 2, GO
Callable 09/01/24 @ 103
4.375%, 12/01/44	945	911
Villas Metropolitan District, Ser A, GO
Callable 05/06/24 @ 103
5.125%, 12/01/48	1,233	1,185
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	545	546
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.000%, 12/01/35	100	101
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	375	347

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Water Valley, Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	$250	$235
Waterview II Metropolitan District, Ser A, GO
Callable 03/01/27 @ 103
5.000%, 12/01/41	980	909
Waterview II Metropolitan District, Ser A, GO
Callable 03/01/27 @ 103
5.000%, 12/01/51	2,500	2,209
Westcreek Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.375%, 12/01/48	1,300	1,260
Wild Plum Metropolitan District, Ser A, GO
Pre-Refunded @ 100
5.000%, 12/01/24(E)	595	618
Wyndham Hill Metropolitan District No. 2, Ser A, GO, BAM
Callable 12/01/28 @ 100
4.000%, 12/01/49	1,500	1,391

Total Colorado		108,181

Delaware [0.2%]
Delaware State, Economic Development Authority, Ser V, RB
Callable 10/01/25 @ 100
1.250%, 10/01/45(A)	2,000	1,880

District of Columbia [0.5%]
District of Columbia, Ser A, GO
Callable 04/15/29 @ 100
4.000%, 10/15/39	5,000	5,087

Florida [7.4%]
Alachua County, Health Facilities Authority, RB
Callable 11/15/24 @ 100
6.375%, 11/15/49	5,190	3,498
Capital Trust Agency, Pineapple Cove Classical Academy, RB
Callable 01/01/29 @ 100
5.375%, 07/01/54(B)	1,500	1,412
Capital Trust Agency, Pineapple Cove Classical Academy, RB
Callable 01/01/29 @ 100
5.125%, 07/01/39(B)	$1,500	$1,465
Capital Trust Agency, Renaissance Charter School Project, RB
Callable 06/15/26 @ 100
5.000%, 06/15/39(B)	3,610	3,501
Capital Trust Agency, RB
Callable 06/15/26 @ 100
4.000%, 06/15/41(B)	2,250	1,884
Capital Trust Agency, Renaissance Charter School Project, RB
Callable 06/15/26 @ 100
5.000%, 06/15/49(B)	2,750	2,560
Charlotte County, Industrial Development Authority, RB, AMT
Callable 10/01/27 @ 100
5.000%, 10/01/49(B)	1,915	1,916
Charlotte County, Industrial Development Authority, RB, AMT
Callable 10/01/31 @ 100
4.000%, 10/01/41(B)	905	817
Charlotte County, Industrial Development Authority, RB, AMT
Callable 10/01/31 @ 100
4.000%, 10/01/51(B)	500	416
County of Monroe Florida Airport Revenue, Ser 202, RB, AMT
Callable 10/01/32 @ 100
5.000%, 10/01/52	750	761
County of Osceola Florida Transportation Revenue, Ser A-2, RB
Callable 10/01/29 @ 49
0.000%, 10/01/49(C)	1,325	344
Florida State, Development Finance, RB
Callable 06/15/32 @ 100
5.750%, 06/15/47	2,750	2,889
Florida State, Development Finance, RB
Callable 06/01/27 @ 103
5.250%, 06/01/50(B)	750	636

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
5.000%, 06/01/35(B)	$200	$194
Florida State, Development Finance, RB
Callable 09/15/27 @ 100
5.000%, 09/15/40(B)	1,045	981
Florida State, Development Finance, RB
Callable 09/15/27 @ 100
5.000%, 09/15/50(B)	1,950	1,719
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
5.000%, 06/01/51(B)	1,750	1,465
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
4.000%, 06/01/46(B)	300	209
Florida State, Development Finance, RB, AMT
Callable 04/15/24 @ 100
8.250%, 07/01/57(A)(B)	3,000	2,999
Florida State, Development Finance, RB, AMT
Callable 04/01/24 @ 106
8.000%, 07/01/57(A)(B)	3,000	3,180
Florida State, Development Finance, RB, AMT
Callable 05/06/24 @ 107
7.375%, 01/01/49(B)	5,000	5,210
Florida State, Development Finance, RB, AMT
Callable 04/02/26 @ 100
6.125%, 07/01/32(A)(B)	2,970	3,030
Florida State, Development Finance, RB, AMT
5.250%, 08/01/29(B)	1,375	1,382
Florida State, Development Finance, RB, AMT
Callable 05/06/24 @ 103
5.000%, 05/01/29(B)	3,500	3,502
Florida State, Development Finance, Renaissance Charter School Project, RB
Callable 06/15/25 @ 100
6.125%, 06/15/46(B)	4,930	4,966
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.125%, 06/15/44(B)	3,000	3,004
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.000%, 06/15/34(B)	$2,110	$2,115
Lakewood Ranch, Stewardship District, SAB
Callable 05/01/27 @ 100
5.250%, 05/01/37	1,810	1,845
Lakewood Ranch, Stewardship District, SPA
Callable 05/01/33 @ 100
6.125%, 05/01/43	1,000	1,057
Lakewood Ranch, Stewardship District, SPA
5.450%, 05/01/33	500	524
Miami-Dade County, Industrial Development Authority, Pinecrest Academy Project, RB
Callable 09/15/24 @ 100
5.250%, 09/15/44	2,500	2,443
Miami-Dade County, Industrial Development Authority, Youth CO-OP Charter Schools Project, Ser A, RB
Callable 09/15/25 @ 100
5.750%, 09/15/35(B)	1,605	1,613
Osceola County, Transportation Revenue, Ser A-1, RB
Callable 10/01/29 @ 100
4.000%, 10/01/54	800	719
Palm Beach County Educational Facilities Authority, RB
Callable 04/01/34 @ 100
5.250%, 10/01/53	845	888
Palm Beach County, Health Facilities Authority, RB
Callable 06/01/25 @ 103
5.000%, 06/01/55	645	584
Village Community Development District No. 14, SAB
Callable 05/01/30 @ 100
5.375%, 05/01/42	2,510	2,636

Total Florida		68,364

Georgia [0.7%]
Atlanta, Airport Passenger Facility Charge, Sub-Ser, RB, AMT
Callable 07/01/29 @ 100
4.000%, 07/01/38	4,000	3,973

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Gainesville & Hall County, Development Authority, Riverside Military Academy, RB
Callable 03/01/27 @ 100
5.000%, 03/01/47	$4,000	$2,751

Total Georgia		6,724

Hawaii [0.1%]
Hawaii State, Department of Budget & Finance, Hawaiian Electric Project, RB, AMT
Callable 03/01/27 @ 100
4.000%, 03/01/37	2,000	1,365

Idaho [0.2%]
Idaho Falls Auditorium District, RB
Callable 05/15/26 @ 102
5.250%, 05/15/51(B)	2,250	2,227

Illinois [11.9%]
Aurora, Tax Increase Revenue, Ser A, RB
5.000%, 12/30/27	500	492
Bridgeview Village, Ser A, GO
Callable 12/01/25 @ 100
5.750%, 12/01/35	2,000	2,019
Chicago, Board of Education, Ser B, GO
Callable 12/01/27 @ 100
7.000%, 12/01/42(B)	3,250	3,552
Chicago, Midway International Airport, Ser A, RB, AMT
Callable 04/03/24 @ 100
5.000%, 01/01/41	485	485
Chicago, O’Hare International Airport, Ser A, RB, AMT
Callable 01/01/29 @ 100
5.000%, 01/01/48	6,300	6,454
Chicago, Ser A, GO
Callable 01/01/27 @ 100
6.000%, 01/01/38	9,000	9,425
Chicago, Ser A, GO
Callable 01/01/29 @ 100
5.500%, 01/01/35	5,000	5,417
Chicago, Ser A, GO
5.000%, 01/01/27	1,750	1,823
Chicago, Ser A, GO
Callable 01/01/29 @ 100
5.000%, 01/01/40	1,500	1,559
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/36	$1,935	$1,998
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/41	1,000	1,018
Illinois State, Finance Authority, RB
Callable 11/15/29 @ 103
6.500%, 05/15/42	1,000	1,041
Illinois State, Finance Authority, RB
Callable 11/15/29 @ 103
6.500%, 05/15/47	1,000	1,028
Illinois State, Finance Authority, RB
Callable 01/01/30 @ 102
6.375%, 01/01/48(B)	4,260	4,314
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
5.000%, 09/01/40	250	231
Illinois State, Finance Authority, RB
Callable 12/01/29 @ 100
5.000%, 12/01/44	2,175	2,180
Illinois State, Finance Authority, RB
Callable 09/01/32 @ 100
5.000%, 03/01/52	830	769
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/32	400	357
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/33	350	309
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
4.000%, 09/01/37	350	297
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/38	230	184

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Illinois State, Finance Authority, RB
Callable 10/01/30 @ 100
4.000%, 10/01/40	$4,250	$3,983
Illinois State, Finance Authority, RB, AMT
Callable 06/01/33 @ 100
7.375%, 09/01/42(A)(B)	1,500	1,629
Illinois State, Finance Authority, RB, AMT
Callable 06/03/30 @ 100
7.250%, 09/01/52(A)(B)	1,500	1,587
Illinois State, Finance Authority, Ser A, RB
Callable 10/01/28 @ 101
6.125%, 04/01/49(B)	4,995	4,880
Illinois State, Finance Authority, Ser A, RB
Callable 10/01/28 @ 101
6.000%, 04/01/38(B)	2,195	2,202
Illinois State, Finance Authority, Ser A, RB
Callable 05/15/25 @ 100
5.000%, 11/15/38	1,010	1,018
Illinois State, Finance Authority, Ser A, RB
Callable 11/01/26 @ 103
5.000%, 11/01/49	2,000	1,506
Illinois State, Finance Authority, Ser S, RB
Callable 12/01/25 @ 100
5.000%, 12/01/37	2,425	2,443
Illinois State, Finance Authority, Wesleyan University, RB
Callable 09/01/26 @ 100
4.000%, 09/01/41	6,640	6,293
Illinois State, GO
Callable 05/06/24 @ 100
5.000%, 05/01/27	5,000	5,006
Illinois State, GO
Callable 05/06/24 @ 100
5.000%, 05/01/31	5,000	5,005
Illinois State, GO
Callable 05/06/24 @ 100
5.000%, 05/01/35	5,000	5,004
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A, RB
Callable 01/01/26 @ 100
5.600%, 01/01/56(B)	5,200	3,714
Morton Grove, Tax Increment Revenue, RB
Callable 01/01/26 @ 100
5.000%, 01/01/39	$2,000	$1,905
Morton Grove, Tax Increment Revenue, RB
Callable 01/01/26 @ 100
4.250%, 01/01/29	675	654
Romeoville Village, Lewis University, Ser B, RB
Callable 04/01/25 @ 100
4.125%, 10/01/41	2,415	2,122
Southwestern Illinois, Development Authority, Collinsville Project, RB
Callable 05/06/24 @ 100
5.350%, 03/01/31	75	52
Upper Illinois River Valley Development Authority, RB
Callable 12/01/28 @ 100
5.000%, 12/01/48	2,000	2,007
Village of Bolingbrook, Special Service Area No. 1, SPL Tax
Callable 03/01/28 @ 100
5.250%, 03/01/41	3,500	3,307
Village of Gilberts, RB
Callable 04/22/24 @ 100
5.000%, 11/15/34	2,155	2,119
Village of Hodgkins, Redevelopment Project Area #4, TA
Callable 01/01/27 @ 100
5.625%, 01/01/37	4,510	4,525
Village of Lincolnwood Il, Ser A, RB
Callable 11/10/26 @ 100
4.820%, 01/01/41(B)	2,415	2,251
Village of Matteson Illinois, GO
Callable 12/01/26 @ 100
6.500%, 12/01/35	750	782
Village of Villa Park Illinois, TA
Callable 12/31/28 @ 100
0.000%, 12/31/38(C)	1,680	1,358

Total Illinois		110,304

Indiana [1.6%]
Anderson Indiana, RB
Callable 01/01/27 @ 102
5.375%, 01/01/40(B)	2,745	2,250
Anderson Indiana, RB
5.000%, 01/01/25	100	99

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Indiana State, Finance Authority, RB, AMT
Callable 11/01/30 @ 100
6.750%, 05/01/39	$1,750	$1,960
Indiana State, Housing & Community Development Authority, Ser A, RB
Callable 04/01/29 @ 102
5.250%, 04/01/41(B)	5,750	4,709
Indianapolis Local Public Improvement Bond Bank, RB
Callable 03/01/33 @ 100
6.000%, 03/01/53	600	649
Lafayette City, Finance Authority, Glasswater Creek Project, RB
Callable 07/01/26 @ 101
5.800%, 01/01/37	3,310	2,937
Terre Haute, Westminster Village Project, RB
Callable 05/06/24 @ 100
6.000%, 08/01/39	2,355	1,912

Total Indiana		14,516

Iowa [0.2%]
Iowa State, Finance Authority, Child Serve Project, Ser B, RB
Callable 06/01/25 @ 100
5.000%, 06/01/36	2,000	1,910

Kansas [0.7%]
University of Kansas Hospital Authority, RB
Pre-Refunded @ 100
4.000%, 03/01/27(E)	1,330	1,357
University of Kansas Hospital Authority, RB
Callable 03/01/27 @ 100
4.000%, 03/01/42	1,170	1,114
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.375%, 12/01/46(D)	1,500	315
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.250%, 12/01/36(D)	500	105
Wyandotte County, Kansas City Unified Government, RB
Callable 09/01/25 @ 100
5.750%, 09/01/32	$4,080	$3,897

Total Kansas		6,788

Kentucky [0.7%]
County of Trimble Kentucky, RB, AMT
1.300%, 09/01/44(A)	1,000	881
Henderson Kentucky, RB, AMT
Callable 01/01/32 @ 100
4.700%, 01/01/52(B)	500	495
Kentucky State, Economic Development Finance Authority, Masonic Home Independent Living, RB
Callable 05/15/26 @ 100
5.000%, 05/15/46	4,500	3,461
Kentucky State, Economic Development Finance Authority, Ser A-, RB
Callable 08/01/29 @ 100
5.000%, 08/01/44	1,000	1,044

Total Kentucky		5,881

Louisiana [0.6%]
Juban Crossing, Economic Development District, General Infrastructure Project, Ser C, RB
Callable 03/15/25 @ 100
7.000%, 09/15/44(B)	5,350	5,357
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
Callable 05/06/24 @ 100
10.500%, 07/01/39(D)	1,435	—
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
7.000%, 07/01/24(B) (D)	1,319	—
Louisiana State, Public Facilities Authority, Pellets Project, Ser A, RB, AMT
Callable 07/01/24 @ 100
8.375%, 07/01/39(D)	3,474	—

Total Louisiana		5,357

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Maine [0.1%]
Maine State, Financing Authority, Casella Waste Systems Project, RB, AMT
4.375%, 08/01/35(A)(B)	$1,000	$995

Maryland [2.1%]
Baltimore, Harbor Point Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36	1,000	1,007
Baltimore, RB
Callable 06/01/29 @ 100
3.625%, 06/01/46(B)	1,370	1,141
Baltimore, Sub-Ser, RB
Callable 06/01/31 @ 100
5.000%, 06/01/51	800	800
Brunswick, RB
Callable 01/01/29 @ 100
5.000%, 07/01/36	1,550	1,584
Brunswick, RB
Callable 01/01/29 @ 100
4.000%, 07/01/29	945	929
Frederick County, RB
Callable 07/01/29 @ 100
3.750%, 07/01/39	1,410	1,258
Howard County, Annapolis Junction Town Center Project, TA
Callable 05/06/24 @ 100
6.100%, 02/15/44	1,425	1,426
Howard County, Annapolis Junction Town Center Project, TA
Callable 05/06/24 @ 100
5.800%, 02/15/34	725	725
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.500%, 02/15/47(B)	1,250	1,161
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.375%, 02/15/39(B)	1,000	960
Maryland State, Economic Development, GO
Callable 09/01/30 @ 100
4.000%, 09/01/40	875	793
Maryland State, Economic Development, GO
Callable 09/01/30 @ 100
4.000%, 09/01/50	875	720
Prince George’s County, RB
Callable 07/01/28 @ 100
5.250%, 07/01/48(B)	$2,000	$1,973
Prince George’s County, RB
Callable 07/01/28 @ 100
5.125%, 07/01/39(B)	1,000	983
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.250%, 07/01/44	1,780	1,780
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.125%, 07/01/39	750	751
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.000%, 07/01/34	1,205	1,207

Total Maryland		19,198

Massachusetts [0.9%]
Massachusetts State, Development Finance Agency, RB
Callable 07/01/28 @ 103
5.000%, 07/01/51(B)	3,500	2,915
Massachusetts State, Development Finance Agency, RB
Callable 07/01/28 @ 103
5.000%, 07/01/56(B)	910	743
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/43	4,905	4,942

Total Massachusetts		8,600

Michigan [2.4%]
Detroit City, GO
Callable 04/01/28 @ 100
5.000%, 04/01/38	625	639
Kalamazoo Economic Development, RB
Callable 05/15/26 @ 103
5.000%, 05/15/37	2,450	2,299
Kalamazoo Economic Development, RB
Callable 05/15/26 @ 103
5.000%, 05/15/42	1,300	1,164

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Kalamazoo Economic Development, RB
Callable 08/15/28 @ 103
5.000%, 08/15/51(B)	$1,505	$1,212
Michigan State, Finance Authority, Old Redford School Project, Ser A, RB
Callable 05/06/24 @ 100
6.500%, 12/01/40	3,745	3,696
Michigan State, Hospital Finance Authority, Ser Senior CR, RB
Callable 05/15/30 @ 100
5.000%, 11/15/47	4,000	4,177
Michigan State, Public Educational Facilities Authority, Old Redford Project, Ser A, RB
Callable 05/06/24 @ 100
5.875%, 12/01/30	1,795	1,782
Michigan State, Strategic Fund, RB
Callable 08/15/28 @ 103
5.000%, 08/15/41(B)	895	778
Michigan State, Tobacco Settlement Finance Authority, Ser C, RB
Callable 06/01/33 @ 11
0.000%, 06/01/58(C)	28,000	1,119
Michigan State, Trunk Line Revenue, RB
Callable 11/15/30 @ 100
4.000%, 11/15/39	5,000	5,140

Total Michigan		22,006

Minnesota [0.9%]
Anoka, Housing Revenue Authority, Homestead Project, RB
Callable 11/01/24 @ 103
4.750%, 11/01/35	3,000	2,775
Bethel, Senior Housing Revenue, Lodge at Lakes at Stillwater Project, RB
Callable 05/06/24 @ 102
5.250%, 06/01/58	2,840	2,316
Duluth Economic Development Authority, RB
Callable 07/01/26 @ 103
4.000%, 07/01/41	1,860	1,491
Minneapolis State, Riverton Community Housing Project, RB
Callable 08/01/24 @ 102
5.000%, 08/01/53(B)	$500	$482
Minneapolis State, Riverton Community Housing Project, RB
Callable 08/01/24 @ 102
4.750%, 08/01/43(B)	1,600	1,515

Total Minnesota		8,579

Missouri [2.6%]
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 05/06/24 @ 100
4.000%, 03/01/42	1,000	840
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 05/06/24 @ 100
3.625%, 03/01/33	500	449
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 05/06/24 @ 100
3.000%, 03/01/26	195	188
Kansas City, Industrial Development Authority, Ser A, RB
Callable 04/01/26 @ 100
5.000%, 04/01/36(B)	2,000	1,932
Kirkwood, Industrial Development Authority, RB
Callable 05/15/27 @ 100
5.250%, 05/15/30	2,515	2,389
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 08/15/24 @ 102
5.000%, 08/15/46	2,000	1,729
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 08/15/24 @ 102
5.000%, 08/15/51	500	423

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Lees Summit, Industrial Development Authority, RB
Callable 08/15/25 @ 103
5.000%, 08/15/42	$2,400	$2,140
Missouri State, Health & Educational Facilities Authority, RB
Callable 08/01/31 @ 100
4.000%, 08/01/36	440	388
Missouri State, Health & Educational Facilities Authority, RB
Callable 08/01/31 @ 100
4.000%, 08/01/41	410	331
St. Louis County, Industrial Development Authority, RB
Callable 09/01/25 @ 103
5.250%, 09/01/53	2,000	1,942
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
4.375%, 11/15/35	2,250	1,858
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
3.875%, 11/15/29 (D)	1,100	981
St. Louis, Industrial Development Authority, Innovation District Project, TA
Callable 05/15/24 @ 100
4.375%, 05/15/36	2,405	2,347
St. Louis, Industrial Development Authority, RB
Callable 05/15/29 @ 100
5.000%, 05/15/41	3,250	3,273
University City, Industrial Development Authority, Ser A, RB
Callable 06/15/33 @ 100
4.875%, 06/15/36	1,900	1,939

Total Missouri		23,149

Nevada [1.4%]
Henderson Local Improvement Districts, SAB
Callable 09/01/31 @ 100
4.000%, 09/01/51	250	200
Henderson Local Improvement Districts, SAB
Callable 09/01/31 @ 100
3.500%, 09/01/45	$700	$524
Henderson Local Improvement Districts, SPA
Callable 03/01/33 @ 100
5.000%, 03/01/43	930	918
Las Vegas, Special Improvement District No. 611, RB
Callable 06/01/30 @ 100
4.125%, 06/01/50	860	721
Las Vegas, Special Improvement District No. 612 Skye Hills, GO
Callable 06/01/30 @ 100
3.500%, 06/01/35	195	165
Las Vegas, Special Improvement District No. 812, Special Improvement District No. 812, SAB
Callable 12/01/25 @ 100
5.000%, 12/01/35	880	885
Las Vegas, Special Improvement District No. 814, GO
Callable 06/01/29 @ 100
4.000%, 06/01/44	700	595
Las Vegas, Special Improvement District No. 815, GO
Callable 12/01/30 @ 100
4.750%, 12/01/40	740	707
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.125%, 06/01/46	2,285	1,592
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.125%, 06/01/51	1,060	697
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.000%, 06/01/41	950	693
Las Vegas, Special Improvement District No. 817 Summerlin Village 29, SPA
Callable 06/01/33 @ 100
6.000%, 06/01/48	250	260

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Nevada State, Department of Business & Industry, Green-Fulcrum Sierra Biofuels, RB, AMT
Callable 12/15/27 @ 100
6.250%, 12/15/37(B)	$100	$40
Nevada State, Department of Business & Industry, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/38(B)	1,000	998
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/35(B)	1,595	1,603
Reno Nevada, Sub-Ser, RB
Callable 07/01/38 @ 31
0.000%, 07/01/58(B)(C)	15,500	2,045

Total Nevada		12,643

New Hampshire [0.6%]
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 103
5.750%, 07/01/54(B)	1,250	1,152
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 103
5.625%, 07/01/46(B)	500	464
New Hampshire, Business Finance Authority, Ser B, RB, AMT
Callable 07/01/25 @ 100
3.750%, 07/01/45(A)(B)	5,615	4,414

Total New Hampshire		6,030

New Jersey [2.0%]
New Jersey State, Economic Development Authority, Continental Airlines Project, RB, AMT
Callable 05/06/24 @ 101
5.250%, 09/15/29	750	752
New Jersey State, Economic Development Authority, RB
Pre-Refunded @ 100
5.000%, 12/15/28(E)	370	408
New Jersey State, Economic Development Authority, RB
Callable 11/01/29 @ 100
4.000%, 11/01/37	$1,100	$1,117
New Jersey State, Economic Development Authority, RB, AMT
Callable 05/06/24 @ 101
5.625%, 11/15/30	1,000	1,010
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/42	1,155	1,194
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/47	1,230	1,263
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 06/15/25 @ 100
5.250%, 06/15/41	4,245	4,311
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
Callable 12/15/28 @ 100
4.000%, 06/15/37	3,500	3,553
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/28 @ 100
5.000%, 06/15/46	1,000	1,036
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/28 @ 100
4.500%, 06/15/49	4,015	4,028

Total New Jersey		18,672

New Mexico [0.7%]
Farmington New Mexico, RB
1.150%, 06/01/40(A)	3,500	3,480
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/33	500	495
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/38	500	480

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/48	$1,750	$1,635

Total New Mexico		6,090

New York [5.3%]
Metropolitan Transportation Authority, Ser A-1, RB
Callable 05/15/31 @ 100
4.000%, 11/15/49	3,000	2,819
Metropolitan Transportation Authority, Ser C-1, RB
Callable 05/15/30 @ 100
4.750%, 11/15/45	2,000	2,058
Metropolitan Transportation Authority, Ser D1, RB
Callable 11/15/30 @ 100
5.000%, 11/15/44	2,450	2,595
Metropolitan Transportation Authority, Sub-Ser A-SUB, RB
Callable 11/15/28 @ 100
5.000%, 11/15/45	690	715
Nassau County, Industrial Development Agency, RB
Callable 10/01/26 @ 107
5.000%, 01/01/58(D)	4,358	1,305
New York City Housing Development, RB, HUD SECT 8
Callable 08/01/31 @ 100
4.800%, 02/01/53	1,000	1,016
New York City Housing Development, RB, HUD SECT 8
Callable 08/01/31 @ 100
4.600%, 08/01/48	3,000	3,018
New York City Housing Development, RB, HUD SECT 8
Callable 08/01/31 @ 100
4.450%, 08/01/43	2,000	2,019
New York State, Liberty Development, Bank of America Tower, RB
Callable 03/15/29 @ 100
2.800%, 09/15/69	1,000	899
New York State, Transportation Development, American Airlines, RB, AMT
Callable 04/25/24 @ 100
5.000%, 08/01/26	$1,535	$1,535
New York State, Transportation Development, RB, Delta Airlines, AMT
Callable 04/01/31 @ 100
6.000%, 04/01/35	1,500	1,701
New York State, Transportation Development, JFK International Airport, RB, AMT
Callable 06/30/31 @ 100
6.000%, 06/30/54	2,000	2,217
New York State, Transportation Development, JFK International Airport, RB, AMT
Callable 08/01/30 @ 100
5.250%, 08/01/31	1,575	1,674
New York State, Transportation Development, Delta Airlines, RB, AMT
Callable 01/01/28 @ 100
5.000%, 01/01/36	5,000	5,161
New York State, Transportation Development, Delta Airlines, RB, AMT
Callable 10/01/30 @ 100
5.000%, 10/01/40	800	829
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/40	1,000	1,000
Oneida Indian Nation of New York, Ser B, RB
Callable 09/01/31 @ 102
6.000%, 09/01/43(B)	1,000	1,065
Port Authority of New York & New Jersey, Ser 221, RB, AMT
Callable 07/15/30 @ 100
4.000%, 07/15/50	2,000	1,873
Suffolk Regional Off-Track Betting, RB
Callable 06/01/29 @ 100
6.000%, 12/01/53	1,000	1,018
TSASC, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/48	3,000	2,737

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
TSASC, Sub-Ser, RB
Callable 06/01/27 @ 100
5.000%, 06/01/45	$4,000	$3,704
Westchester, Tobacco Asset Securitization, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/41	2,485	2,547
Westchester, Tobacco Asset Securitization, Sub-Ser C, RB
Callable 06/01/27 @ 100
5.125%, 06/01/51	7,000	7,010

Total New York		50,515

North Carolina [0.2%]
North Carolina State, Department of Transportation, I-77 Hot Lanes Project, RB, AMT
Callable 06/30/25 @ 100
5.000%, 12/31/37	1,405	1,417
North Carolina State, Medical Care Commission, Ser A, RB
Callable 09/01/27 @ 100
4.000%, 09/01/50	250	195

Total North Carolina		1,612

North Dakota [0.5%]
Burleigh County, Educational Facilities Revenue, Education Facilities, University of Mary Project, RB
Callable 04/15/26 @ 100
5.200%, 04/15/46	1,100	1,062
County of Grand Forks North Dakota, RB, AMT
Callable 06/15/26 @ 103
7.000%, 12/15/43(B) (D)	5,000	150
County of Ward North Dakota, Ser C, RB
Callable 06/01/28 @ 100
5.000%, 06/01/38	4,000	3,641

Total North Dakota		4,853

Ohio [3.5%]
Buckeye Tobacco Settlement, Financing Authority, Ser A-2-Class, RB
Callable 06/01/30 @ 100
4.000%, 06/01/48	3,500	3,249
Buckeye Tobacco Settlement, Financing Authority, Ser B-2, RB
Callable 06/01/30 @ 100
5.000%, 06/01/55	$9,345	$8,837
Buckeye Tobacco Settlement, Financing Authority, Ser B-3, RB
Callable 06/01/30 @ 22
0.000%, 06/01/57(C)	40,000	4,163
County of Cuyahoga Ohio, RB
Callable 02/15/27 @ 100
5.500%, 02/15/52	3,800	3,858
County of Hamilton Ohio, RB
Callable 01/01/30 @ 103
5.750%, 01/01/53	500	518
Cuyahoga County, RB
Callable 02/15/27 @ 100
5.000%, 02/15/57	3,000	2,996
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 05/06/24 @ 100
5.000%, 02/15/48	250	229
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.500%, 01/15/48(B)	970	940
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.250%, 01/15/38(B)	3,555	3,525
Ohio State, Air Quality Development Authority, RB, AMT
Callable 07/01/29 @ 100
5.000%, 07/01/49(B)	3,500	3,200
Ohio State, Housing Finance Agency, Sanctuary at Springboro Project, RB
Callable 10/01/25 @ 101
5.450%, 01/01/38(B)	2,500	2,015

Total Ohio		33,530

Oklahoma [0.7%]
Oklahoma County Finance Authority, RB
2.000%, 12/01/47	718	37

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Oklahoma County Finance Authority, Ser B, RB
Callable 01/01/30 @ 104
5.875%, 12/01/47	$3,490	$2,768
Oklahoma State, Development Finance Authority, RB
Callable 08/01/27 @ 100
5.250%, 08/01/57(D)	1,622	3
Oklahoma State, Development Finance Authority, Ser B, RB
Callable 08/15/28 @ 100
5.250%, 08/15/48	4,000	4,107
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.875%, 11/01/46(D)	3,843	3
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.625%, 11/01/36(D)	1,664	1

Total Oklahoma		6,919

Oregon [0.4%]
Clackamas County, Hospital Facility Authority, Ser A, RB
Callable 11/15/25 @ 102
5.375%, 11/15/55	875	824
Hospital Facilities Authority of Multnomah County Oregon, RB
Callable 12/01/28 @ 103
4.000%, 12/01/36	1,180	1,036
Hospital Facilities Authority of Multnomah County Oregon, RB
Callable 12/01/28 @ 103
4.000%, 12/01/51	2,000	1,444

Total Oregon		3,304

Pennsylvania [2.5%]
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/27 @ 100
5.000%, 05/01/42(B)	1,750	1,744
Allentown, Neighborhood Improvement Zone Development Authority, Sub-Ser, RB
Callable 05/01/28 @ 100
5.125%, 05/01/32(B)	$1,500	$1,508
Berks County, Industrial Development Authority, RB
Callable 11/01/27 @ 100
4.000%, 11/01/47	3,325	1,722
Berks County, Industrial Development Authority, RB
Callable 11/01/27 @ 100
4.000%, 11/01/50	3,500	1,812
Chester County, Health and Education Facilities Authority, Ser S, RB
Callable 12/01/25 @ 100
5.250%, 12/01/45	1,400	965
Chester County, Industrial Development Authority, Woodlands at Graystone Project, RB
Callable 03/01/28 @ 100
5.125%, 03/01/48(B)	700	667
Chester County, Industrial Development Authority, Woodlands at Graystone Project, RB
Callable 03/01/28 @ 100
5.000%, 03/01/38(B)	325	322
Dauphin County, General Authority, Harrisburg University of Science and Technology Project, RB
Callable 10/15/27 @ 100
5.125%, 10/15/41(B)	1,135	895
Dauphin County, General Authority, RB
Callable 10/15/28 @ 100
6.250%, 10/15/53(B)	750	626
Dauphin County, General Authority, RB
Callable 10/15/27 @ 100
5.000%, 10/15/34(B)	3,310	2,899
Franklin County, Industrial Development Authority, RB
Callable 12/01/25 @ 103
5.000%, 12/01/49	780	647
Franklin County, Industrial Development Authority, RB
Callable 12/01/25 @ 103
5.000%, 12/01/54	1,000	802

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Pennsylvania State, Economic Development Financing Authority, RB, AMT
Callable 12/31/32 @ 100
5.750%, 06/30/48	$625	$696
Pennsylvania State, Turnpike Commission, Convertible Capital Appreciation Project, Sub-Ser E, RB
Callable 12/01/27 @ 100
6.375%, 12/01/38	2,000	2,199
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/24 @ 100
5.000%, 12/01/33	1,500	1,512
Pottsville, Hospital Authority, Schuykill Health System Project, RB
Pre-Refunded @ 100
6.500%, 07/01/24(B) (E)	3,000	3,016
Washington County, Redevelopment Authority, TA
Callable 01/01/28 @ 100
5.000%, 07/01/35	1,235	1,241

Total Pennsylvania		23,273

Rhode Island [0.5%]
Rhode Island State, Health & Educational Building, RB
Callable 05/15/26 @ 100
5.000%, 05/15/39	1,000	1,006
Rhode Island State, Tobacco Settlement Financing, Ser B, RB
Callable 04/22/24 @ 18
0.000%, 06/01/52(C)	21,270	3,568

Total Rhode Island		4,574

South Carolina [0.3%]
Berkeley County, RB
Callable 11/01/29 @ 100
4.375%, 11/01/49	2,500	2,113
Berkeley County, SPA
Callable 11/01/29 @ 100
4.000%, 11/01/30	425	407

Total South Carolina		2,520

Tennessee [0.6%]
Chattanooga, Health Educational & Housing Facility Board, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	$1,000	$1,011
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Ser S, RB
Callable 11/01/25 @ 102
4.000%, 11/01/45	5,000	3,859
Nashville, Metropolitan Development & Housing Agency, RB
Callable 06/01/28 @ 100
5.125%, 06/01/36(B)	900	917
Nashville, Metropolitan Development & Housing Agency, RB
4.500%, 06/01/28(B)	445	446

Total Tennessee		6,233

Texas [7.2%]
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 05/06/24 @ 100
7.125%, 03/01/44	2,300	2,300
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 05/06/24 @ 100
7.000%, 03/01/34	400	400
Celina, Cambridge Crossing Public Improvement Project, SAB
Callable 09/01/28 @ 100
5.250%, 09/01/47(B)	500	501
Celina, Cambridge Crossing Public Improvement Project, SAB
Callable 09/01/28 @ 100
5.125%, 09/01/38(B)	1,500	1,508
Celina, Sutton Fields II Public Improvement Project, SAB
Callable 09/01/24 @ 102
7.250%, 09/01/45	475	486

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Clifton, Higher Education Finance, International Leadership Project, Ser D, RB
Callable 08/15/25 @ 100
6.125%, 08/15/48	$4,245	$4,336
Gulf Coast Authority, Ser B, RB, AMT
1.500%, 05/01/28	1,000	896
Houston, Airport System Revenue, RB, AMT
4.750%, 07/01/24	800	801
Houston, Airport System Revenue, RB, AMT
Callable 07/01/29 @ 100
4.000%, 07/01/41	2,500	2,337
Houston, Airport System Revenue, RB, AMT
Callable 07/15/29 @ 100
4.000%, 07/15/41	2,530	2,365
Houston, Airport System Revenue, Ser B-1, RB, AMT
Callable 07/15/25 @ 100
5.000%, 07/15/35	3,000	3,008
Houston, Airport System Revenue, Ser C, RB, AMT
5.000%, 07/15/27	1,000	1,016
Lago Vista Texas, RB
Callable 09/01/30 @ 100
4.875%, 09/01/50(B)	275	248
Matagorda County Navigation District No. 1, RB, AMBAC, AMT
5.125%, 11/01/28	1,500	1,561
Mission, Economic Development, RB, AMT
Callable 04/25/24 @ 103
4.625%, 10/01/31(B)	3,250	3,247
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 07/01/24 @ 102
5.000%, 07/01/36	3,410	3,051
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 07/01/24 @ 102
5.000%, 07/01/46	1,250	977
New Hope, Cultural Education Facilities Finance, RB
7.500%, 11/15/36	3,385	2,791
New Hope, Cultural Education Facilities Finance, RB
7.500%, 11/15/37	$545	$419
New Hope, Cultural Education Facilities Finance, RB
Callable 08/15/31 @ 100
4.000%, 08/15/51(B)	4,385	3,383
New Hope, Cultural Education Facilities Finance, RB
Callable 11/15/26 @ 105
2.000%, 11/15/61(A)	14,167	5,296
New Hope, Cultural Education Facilities Finance, Ser A, RB
Callable 08/15/25 @ 100
5.000%, 08/15/40(B)	4,750	4,687
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.750%, 08/15/45(B)	1,700	1,724
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.500%, 08/15/35(B)	900	918
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C, RB
Pre-Refunded @ 100
7.000%, 09/01/31(E)	5,000	6,228
Port Beaumont Navigation District, RB
Callable 05/06/24 @ 100
6.000%, 01/01/25(B)	1,525	1,500
Port Beaumont Navigation District, RB, AMT
Callable 05/06/24 @ 103
2.875%, 01/01/41(B)	750	539
Port Beaumont Navigation District, RB, AMT
Callable 05/06/24 @ 103
2.750%, 01/01/36(B)	1,000	780
Sanger, Industrial Development Authority, Texas Pellets Project, Ser B, RB, AMT
Callable 05/06/24 @ 100
8.000%, 07/01/38(D)	4,950	—
Tarrant County, Cultural Education Facilities Finance, Northwest Senior Housing Edgemere Project, RB
Callable 05/15/27 @ 100
5.250%, 11/15/47(D)	2,983	81

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Tarrant County, Cultural Education Facilities Finance, RB
Callable 02/15/27 @ 100
6.375%, 02/15/52(D)	$9,000	$4,950
Temple, Ser A-REV, RB
Callable 08/01/25 @ 100
5.000%, 08/01/38	2,000	2,003
Texas State, Department of Housing & Community Affairs, Ser A, RB, GNMA
Callable 09/01/27 @ 100
4.250%, 09/01/43	1,880	1,836
Texas State, Transportation Commission, RB
Callable 02/01/29 @ 73
0.000%, 08/01/36(C)	1,000	587

Total Texas		66,760

Utah [0.6%]
Downtown East Streetcar Sewer Public Infrastructure District, Ser A, GO
Callable 09/01/27 @ 103
6.000%, 03/01/53(B)	2,000	1,971
Downtown East Streetcar Sewer Public Infrastructure District, Ser A, GO
Callable 09/01/27 @ 103
5.750%, 03/01/42(B)	500	500
Salt Lake City Utah Airport Revenue, Ser A, RB, AMT
Callable 07/01/33 @ 100
5.250%, 07/01/48	750	807
Utah Charter School Finance Authority, RB
Callable 06/15/28 @ 102
5.000%, 06/15/55(B)	1,750	1,668

Total Utah		4,946

Vermont [0.1%]
Vermont State, Economic Development Authority, Casella Waste Systems Project, RB, AMT
4.625%, 04/01/36(A)(B)	1,000	999

Virginia [0.9%]
Cherry Hill, Community Development Authority, Potomac Shores Project, SAB
Callable 03/01/25 @ 100
5.150%, 03/01/35(B)	$1,000	$1,010
Virginia Beach Development Authority, RB
Callable 09/01/30 @ 103
7.000%, 09/01/53	3,000	3,356
West Falls Community Development Authority, Ser A, RB
Callable 09/01/32 @ 100
5.375%, 09/01/52(B)	2,125	2,150
Wise County, Industrial Development Authority, Ser A-RE, RB
0.750%, 10/01/40(A)	1,500	1,401

Total Virginia		7,917

Washington [0.8%]
Kalispel Tribe of Indians, Ser A, RB
Callable 01/01/28 @ 100
5.250%, 01/01/38(B)	400	413
Washington State, Health Care Facilities Authority, Ser A-, RB
Callable 08/01/29 @ 100
4.000%, 08/01/44	2,715	2,609
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/38(B)	325	315
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/48(B)	1,650	1,467
Washington State, Housing Finance Commission, Ser A, RB
Callable 07/01/26 @ 103
5.000%, 01/01/55(B)	4,000	3,072

Total Washington		7,876

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
West Virginia [1.1%]
South Charleston West Virginia, RB
Callable 06/01/31 @ 100
4.250%, 06/01/42(B)	$2,620	$2,125
West Virginia, Economic Development Authority, RB, AMT
Callable 01/01/25 @ 100
5.000%, 07/01/45(A)	1,190	1,195
West Virginia, Economic Development Authority, Ser S, RB
0.625%, 12/01/38(A)	2,500	2,317
West Virginia, Tobacco Settlement Finance Authority, RB
Callable 12/01/30 @ 100
4.875%, 06/01/49	4,955	4,642

Total West Virginia		10,279

Wisconsin [6.9%]
Hartford, Public Finance Authority, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(B)	1,580	1,484
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.500%, 03/01/45(B)	3,460	3,479
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.250%, 03/01/35(B)	1,250	1,262
Public Finance Authority, RB
Pre-Refunded @ 100
5.000%, 04/01/30(B) (E)	100	112
Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/40(B)	1,175	1,202
Public Finance Authority, RB
Callable 06/01/29 @ 103
5.000%, 06/01/41(B)	500	486
Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/50(B)	1,575	1,579
Public Finance Authority, RB
Callable 02/01/32 @ 100
5.000%, 02/01/62	2,500	2,500
Public Finance Authority, RB
Pre-Refunded @ 100
4.000%, 04/01/32(B) (E)	$60	$66
Public Finance Authority, RB
Pre-Refunded @ 100
4.000%, 04/01/32(B) (E)	50	55
Public Finance Authority, RB
Callable 07/01/29 @ 100
4.000%, 07/01/51	2,750	2,127
Public Finance Authority, RB
Callable 06/01/27 @ 103
4.000%, 06/01/56(B)	3,000	2,097
Public Finance Authority, RB, AMT
Callable 09/30/31 @ 100
4.000%, 09/30/51	600	502
Public Finance Authority, RB, AMT
Callable 09/30/31 @ 100
4.000%, 03/31/56	3,290	2,683
University of Wisconsin Hospitals & Clinics, RB
Callable 10/01/31 @ 100
4.000%, 04/01/51	2,995	2,799
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 04/01/27 @ 100
4.000%, 04/01/39	2,500	2,431
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 01/01/27 @ 103
4.000%, 01/01/47	430	279
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 01/01/27 @ 103
4.000%, 01/01/57	2,900	1,712
Wisconsin State, Health & Educational Facilities Authority, Woodland Hill Senior Housing Project, RB
Callable 05/06/24 @ 101
5.250%, 12/01/49	4,000	3,533
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36(B)	6,125	5,829

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
4.625%, 06/01/36(B)	$3,300	$3,019
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.625%, 07/01/44	3,500	3,502
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.375%, 07/01/34	2,000	2,005
Wisconsin State, Public Finance Authority, Cornerstone Christian Project, RB
Callable 02/01/26 @ 100
5.000%, 02/01/36(B)	3,000	2,929
Wisconsin State, Public Finance Authority, National Gypsum, RB, AMT
Callable 08/01/26 @ 100
4.000%, 08/01/35	3,000	2,711
Wisconsin State, Public Finance Authority, RB
Callable 03/01/30 @ 100
5.250%, 03/01/45(B)	3,165	2,862
Wisconsin State, Public Finance Authority, RB
Callable 03/01/30 @ 100
5.250%, 03/01/55(B)	835	729
Wisconsin State, Public Finance Authority, Roseman University Health Sciences, RB
Callable 04/01/25 @ 100
5.875%, 04/01/45	3,000	3,035
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/35(B)	3,000	3,033
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/45(B)	4,280	4,288

Total Wisconsin		64,330

American Samoa [0.3%]
American Samoa, Economic Development Authority, Ser A, RB
Callable 09/01/25 @ 100
6.625%, 09/01/35	$3,000	$3,103

Puerto Rico [3.5%]
Children’s Trust Fund, RB
Callable 05/06/24 @ 100
5.625%, 05/15/43	2,000	2,022
Commonwealth of Puerto Rico, Ser A, GO
0.000%, 07/01/24(C)	202	200
Commonwealth of Puerto Rico, Sub-Ser Senior, GO
0.000%, 11/01/51(A)	6,575	3,863
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
5.000%, 07/01/58	5,167	5,182
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
4.750%, 07/01/53	876	872
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/25 @ 100
4.500%, 07/01/34	10,005	10,059
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.784%, 07/01/58	10,771	10,690
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.536%, 07/01/53	31	30

Total Puerto Rico		32,918

Total Municipal Bonds
(Cost $963,821)		914,480

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 25

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Municipal High Income Fund (concluded)

Description	Shares	Value (000)
Short-Term Investment [1.5%]
SEI Daily Income Trust Government Fund, Cl Institutional, 5.130%**	13,493,476	$13,493

Total Short-Term Investment
(Cost $13,493)		13,493

Total Investments [99.7%]
(Cost $977,314)		$927,973

Percentages are based on net assets of $930,572 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2024.

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2024, the value of these securities amounted to $283,254 (000), representing 30.4% of the net assets of the Fund.

(C)	Zero coupon security.

(D)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

(E)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

AGM — Assured Guarantee Municipal

AMBAC — American Municipal Bond Assurance Company

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

Cl — Class

GO — General Obligation

HUD — Housing Urban Development

RB — Revenue Bond

SAB — Special Assessment Board

Ser — Series

SPL Tax — Special Tax

TA — Tax Allocation

The following is a summary of the inputs used as of March 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$914,480	$—	$914,480
Short-Term Investment	13,493	—	—	13,493
Total Investments in Securities	$13,493	$914,480	$—	$927,973

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 26

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Corporate Bonds [46.7%]
Aerospace / Defense [0.3%]
AAR Escrow Issuer
6.750%, 03/15/29(A)		$475	$479
Spirit AeroSystems
9.375%, 11/30/29(A)		527	575
Spirit AeroSystems
9.750%, 11/15/30(A)		703	786
TransDigm
6.750%, 08/15/28(A)		275	279
TransDigm
6.375%, 03/01/29(A)		450	452
TransDigm
6.875%, 12/15/30(A)		1,700	1,733
TransDigm
6.625%, 03/01/32(A)		975	985

Total Aerospace / Defense			5,289

Agricultural [0.2%]
Kernel Holding
6.750%, 10/27/27		4,875	3,566

Air Transportation [0.0%]
SGL Group ApS
8.641%, EUR003M + 4.750%, 04/22/30(B)	EUR	300	321

Airlines [0.2%]
Allegiant Travel
7.250%, 08/15/27(A)		1,100	1,094
American Airlines
5.500%, 04/20/26(A)		2,033	2,018
Mileage Plus Holdings
6.500%, 06/20/27(A)		$926	$932

Total Airlines			4,044

Airport Develop/Maint [0.6%]
GMR Hyderabad International Airport
4.750%, 02/02/26		3,800	3,659
TAV Havalimanlari Holding
8.500%, 12/07/28		7,175	7,386

Total Airport Develop/Maint			11,045

Appliances [0.0%]
Versuni Group BV
3.125%, 06/15/28	EUR	850	801

Auto Rent & Lease [0.1%]
Kapla Holding SAS
7.440%, EUR003M + 3.500%, 07/31/30(B)	EUR	750	809
Upbound Group
6.375%, 02/15/29(A)		1,310	1,272

Total Auto Rent & Lease			2,081

Automotive [0.8%]
Adient Global Holdings
4.875%, 08/15/26(A)		1,125	1,097
Dana Financing Luxembourg Sarl
5.750%, 04/15/25(A)		224	223
Dornoch Debt Merger Sub
6.625%, 10/15/29(A)		950	842
Ford Motor Credit
4.063%, 11/01/24		2,200	2,177
Ford Motor Credit
5.125%, 06/16/25		1,850	1,834
Ford Motor Credit
6.950%, 03/06/26		2,090	2,130
IHO Verwaltungs GmbH
4.750%cash/5.500% PIK, 09/15/26(A)		1,050	1,022
IHO Verwaltungs GmbH
6.000%cash/6.750% PIK, 05/15/27(A)		1,025	1,023
JB Poindexter
8.750%, 12/15/31(A)		300	310
Panther BF Aggregator 2
8.500%, 05/15/27(A)		2,250	2,253

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 27

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Real Hero Merger Sub 2
6.250%, 02/01/29(A)		$1,000	$875
Standard Profil Automotive GmbH
6.250%, 04/30/26	EUR	968	941
ZF North America Capital
6.875%, 04/14/28(A)		500	519
ZF North America Capital
7.125%, 04/14/30(A)		325	342

Total Automotive			15,588

Autoparts [0.3%]
Grupo Antolin-Irausa
3.500%, 04/30/28	EUR	750	641
Metalsa Sapi De Cv
3.750%, 05/04/31		703	570
3.750%, 05/04/31(A)		5,400	4,380
Phinia
6.750%, 04/15/29(A)		74	75

Total Autoparts			5,666

Banking [0.0%]
Ally Financial
5.750%, 11/20/25		475	472

Banks [3.9%]
Akbank
6.800%, 02/06/26		2,500	2,506
Akbank
9.369%, H15T5Y + 5.270%, 06/14/72(A) (B)		7,580	7,552
Banca Transilvania, MTN
8.875%, EUAMDB01 + 5.580%, 04/27/27(B)	EUR	2,882	3,293
Banco Davivienda
6.650%, H15T10Y + 5.097%, 10/22/72(A) (B)		5,350	3,743
Banco de Bogota
6.250%, 05/12/26		2,350	2,350
Banco General
5.250%, H15T10Y + 3.665%, 11/07/72(B)		4,695	4,003
Banco Mercantil del Norte
7.625%, H15T10Y + 5.353%, 10/06/67(B)		7,575	7,566
Banco Mercantil del Norte
5.875%, H15T5Y + 4.643%, 01/24/73(B)		1,500	1,429
Banco Mercantil del Norte
6.625%, H15T10Y + 5.034%, 01/24/73(B)		$1,085	$991
Bancolombia
4.625%, H15T5Y + 2.944%, 12/18/29(B)		4,115	4,007
Bank Hapoalim
3.255%, H15T5Y + 2.155%, 01/21/32(A) (B)		5,547	4,971
Bank Nadra Via NDR Finance
8.250%, 06/22/17(C)		631	3
Bank Negara Indonesia Persero
4.300%, H15T5Y + 3.466%, 03/24/73(B)		5,200	4,787
BBVA Bancomer
5.125%, H15T5Y + 2.650%, 01/18/33(B)		8,055	7,487
Freedom Mortgage
7.625%, 05/01/26(A)		850	848
Freedom Mortgage
12.000%, 10/01/28(A)		775	845
HDFC Bank
3.700%, H15T5Y + 2.925%, 02/25/73(B)		3,000	2,761
ING Bank, MTN
2.571%, 01/01/28	JPY	241,041	1,266
Ipoteka-Bank ATIB
5.500%, 11/19/25		5,425	5,202
NBK Tier 1 Financing 2
4.500%, CMTUSD6Y + 2.832%, 05/27/72(B)		2,785	2,681
Sovcombank Via SovCom Capital DAC
7.600%, H15T5Y + 6.362%, 02/17/73(C)		3,615	—
Turkiye Garanti Bankasi
8.375%, H15T5Y + 4.090%, 02/28/34(A) (B)		3,700	3,691
Yapi ve Kredi Bankasi, MTN
9.250%, 10/16/28		575	610
9.250%, 10/16/28(A)		3,950	4,192

Total Banks			76,784

Broadcasting & Cable [0.9%]
Cable One
4.000%, 11/15/30(A)		4,270	3,332

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 28

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
CCO Holdings
7.375%, 03/01/31(A)		$2,808	$2,754
CSC Holdings
11.250%, 05/15/28(A)		1,595	1,581
CSC Holdings
6.500%, 02/01/29(A)		1,255	1,064
Directv Financing
8.875%, 02/01/30(A)		170	170
LCPR Senior Secured Financing DAC
6.750%, 10/15/27		4,900	4,598
6.750%, 10/15/27(A)		2,455	2,304
LCPR Senior Secured Financing DAC
5.125%, 07/15/29(A)		1,800	1,508

Total Broadcasting & Cable			17,311

Building & Construction [1.5%]
Allegheny Ludlum
6.950%, 12/15/25		470	477
Ashton Woods USA
6.625%, 01/15/28(A)		1,195	1,199
Assemblin Group
8.857%, EUR003M + 5.000%, 07/05/29(B)	EUR	300	327
Brundage-Bone Concrete Pumping Holdings
6.000%, 02/01/26(A)		1,560	1,541
Builders FirstSource
6.375%, 06/15/32(A)		200	203
Cemex
9.125%, H15T5Y + 5.157%, 06/14/72(A) (B)		1,880	2,042
Cemex
5.125%, H15T5Y + 4.534%, 09/08/72(B)		1,000	967
Dream Finders Homes
8.250%, 08/15/28(A)		1,006	1,051
Forestar Group
5.000%, 03/01/28(A)		1,125	1,082
HTA Group
7.000%, 12/18/25		3,940	3,918
Installed Building Products
5.750%, 02/01/28(A)		1,123	1,093
Knife River
7.750%, 05/01/31(A)		1,255	1,314
LGI Homes
8.750%, 12/15/28(A)		490	517
New Home
8.250%, 10/15/27(A)		2,420	2,464
Patrick Industries
7.500%, 10/15/27(A)		$1,245	$1,257
Shea Homes
4.750%, 02/15/28		895	852
Smyrna Ready Mix Concrete
6.000%, 11/01/28(A)		490	480
Smyrna Ready Mix Concrete
8.875%, 11/15/31(A)		1,225	1,309
Summit Materials
6.500%, 03/15/27(A)		1,450	1,446
West China Cement
4.950%, 07/08/26		5,920	4,971
Winnebago Industries
6.250%, 07/15/28(A)		440	436
Yuksel Insaat
9.500%, 11/10/15(C)		12,655	127

Total Building & Construction			29,073

Building Materials [0.6%]
American Builders & Contractors Supply
4.000%, 01/15/28(A)		350	329
American Builders & Contractors Supply
3.875%, 11/15/29(A)		400	361
CP Atlas Buyer
7.000%, 12/01/28(A)		950	891
Foundation Building Materials
6.000%, 03/01/29(A)		2,082	1,915
GYP Holdings III
4.625%, 05/01/29(A)		975	906
Interface
5.500%, 12/01/28(A)		825	786
SRS Distribution
6.000%, 12/01/29(A)		1,825	1,862
Standard Industries
5.000%, 02/15/27(A)		1,690	1,641
Standard Industries
4.750%, 01/15/28(A)		1,150	1,097
White Capital Buyer
6.875%, 10/15/28(A)		1,025	1,005
White Capital Parent
8.250%cash/9.000% PIK, 03/15/26(A)		425	425

Total Building Materials			11,218

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 29

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Building-Heavy Construct [0.9%]
Andrade Gutierrez International
9.000%cash/10.500% PIK, 12/28/29	$46,879	$10,618
9.000%cash/10.500% PIK, 12/28/29(A)	878	199
Odebrecht Holdco Finance
0.000%, 09/10/58(D)	13,874	3
Sitios Latinoamerica
5.375%, 04/04/32(A)	7,270	6,794

Total Building-Heavy Construct		17,614

Cable Satellite [1.2%]
CCO Holdings
5.125%, 05/01/27(A)	1,600	1,522
CCO Holdings
5.000%, 02/01/28(A)	1,200	1,118
CCO Holdings
4.500%, 08/15/30(A)	550	463
CCO Holdings
4.250%, 02/01/31(A)	125	102
4.250%, 01/15/34(A)	900	680
CSC Holdings
5.500%, 04/15/27(A)	1,000	894
CSC Holdings
5.750%, 01/15/30(A)	1,750	926
CSC Holdings
4.125%, 12/01/30(A)	400	286
CSC Holdings
4.625%, 12/01/30(A)	475	241
CSC Holdings
3.375%, 02/15/31(A)	400	272
CSC Holdings
4.500%, 11/15/31(A)	675	478
DIRECTV Holdings
5.875%, 08/15/27(A)	981	928
DISH DBS
7.750%, 07/01/26	750	502
DISH DBS
7.375%, 07/01/28	1,125	537
DISH DBS
5.125%, 06/01/29	1,275	532
DISH Network
11.750%, 11/15/27(A)	1,070	1,090
Sirius XM Radio
4.000%, 07/15/28(A)	1,740	1,592
Sirius XM Radio
5.500%, 07/01/29(A)	1,475	1,404
Sirius XM Radio
3.875%, 09/01/31(A)	575	480
Sunrise FinCo I BV
4.875%, 07/15/31(A)	$1,100	$982
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28(A)	1,600	1,501
Virgin Media Finance
5.000%, 07/15/30(A)	1,025	867
Virgin Media Secured Finance
5.500%, 05/15/29(A)	2,095	1,938
Virgin Media Secured Finance
4.500%, 08/15/30(A)	825	714
Vmed O2 UK Financing I
4.750%, 07/15/31(A)	1,330	1,147
Ziggo Bond BV
6.000%, 01/15/27(A)	1,550	1,527
Ziggo Bond BV
5.125%, 02/28/30(A)	225	193

Total Cable Satellite		22,916

Chemicals [1.5%]
Axalta Coating Systems
4.750%, 06/15/27(A)	700	676
Axalta Coating Systems
3.375%, 02/15/29(A)	375	335
Braskem Idesa SAPI
7.450%, 11/15/29	4,468	3,655
Braskem Idesa SAPI
6.990%, 02/20/32	3,750	2,912
Braskem Netherlands Finance BV
8.500%, 01/12/31(A)	2,530	2,624
Braskem Netherlands Finance BV
7.250%, 02/13/33(A)	5,225	5,028
Consolidated Energy Finance
12.000%, 02/15/31(A)	520	543
Element Solutions
3.875%, 09/01/28(A)	700	642
HB Fuller
4.250%, 10/15/28	775	718
Herens Holdco Sarl
4.750%, 05/15/28(A)	950	830
Illuminate Buyer
9.000%, 07/01/28(A)	375	370
Indorama Ventures Global Services
4.375%, 09/12/24	5,000	4,911

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 30

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
INEOS Finance
6.750%, 05/15/28(A)		$2,235	$2,207
INEOS Quattro Finance 2
9.625%, 03/15/29(A)		200	216
Italmatch Chemicals
9.408%, EUR003M + 5.500%, 02/06/28(B)	EUR	937	1,014
LSF11 A5 HoldCo
6.625%, 10/15/29(A)		975	878
Olympus Water US Holding
7.125%, 10/01/27(A)		375	379
Olympus Water US Holding
9.750%, 11/15/28(A)		325	346
Olympus Water US Holding
6.250%, 10/01/29(A)		1,325	1,213
WR Grace Holdings
4.875%, 06/15/27(A)		425	404
WR Grace Holdings
5.625%, 08/15/29(A)		425	380

Total Chemicals			30,281

Coal Mining [0.1%]
New World Resources
8.000%, 04/07/20(C)	EUR	1,101	2
Warrior Met Coal
7.875%, 12/01/28(A)		1,097	1,103

Total Coal Mining			1,105

Commercial Serv-Finance [0.1%]
Sabre GLBL
8.625%, 06/01/27(A)		1,324	1,162

Commercial Services [0.3%]
Bidvest Group UK
3.625%, 09/23/26		5,625	5,226
SD International Sukuk, MTN
6.300%, 05/09/22(C)		13,384	—

Total Commercial Services			5,226

Communication & Media [0.4%]
Globo Comunicacao e Participacoes
5.500%, 01/14/32		1,505	1,306
5.500%, 01/14/32(A)		$7,825	$6,788

Total Communication & Media			8,094

Computer System Design & Services [0.2%]
Magnum Holdings
5.375%, 10/31/26(A)		4,900	4,682

Computers-Memory Devices [0.0%]
Seagate HDD Cayman
8.250%, 12/15/29(A)		911	979

Construction Machinery [0.1%]
Terex
5.000%, 05/15/29(A)		680	642
United Rentals North America
5.500%, 05/15/27		424	423
United Rentals North America
4.875%, 01/15/28		600	584

Total Construction Machinery			1,649

Consumer Cyclical Services [0.4%]
Allied Universal Holdco
6.625%, 07/15/26(A)		144	144
Allied Universal Holdco
9.750%, 07/15/27(A)		675	677
Allied Universal Holdco
6.000%, 06/01/29(A)		1,375	1,184
Cars.com
6.375%, 11/01/28(A)		1,000	973
Dun & Bradstreet
5.000%, 12/15/29(A)		1,075	993
Garda World Security
6.000%, 06/01/29(A)		1,250	1,117
Go Daddy Operating
5.250%, 12/01/27(A)		725	709
GW B-CR Security
9.500%, 11/01/27(A)		1,343	1,346
Match Group
5.000%, 12/15/27(A)		1,000	959
Match Group
4.625%, 06/01/28(A)		250	236

Total Consumer Cyclical Services			8,338

Consumer Products [0.2%]
Acushnet
7.375%, 10/15/28(A)		150	155

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 31

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
BCPE Empire Holdings
7.625%, 05/01/27(A)	$1,700	$1,660
Edgewell Personal Care
5.500%, 06/01/28(A)	875	856
Edgewell Personal Care
4.125%, 04/01/29(A)	200	183
Energizer Holdings
6.500%, 12/31/27(A)	750	746
Energizer Holdings
4.375%, 03/31/29(A)	1,100	988

Total Consumer Products		4,588

Consumer Products & Services [0.1%]
Turkiye Sise ve Cam Fabrikalari
6.950%, 03/14/26	1,925	1,925

Containers & Packaging [0.2%]
Graham Packaging
7.125%, 08/15/28(A)	660	598
Klabin Austria GmbH
3.200%, 01/12/31	2,925	2,484

Total Containers & Packaging		3,082

Distribution/Wholesale [0.0%]
Windsor Holdings III
8.500%, 06/15/30(A)	875	917

Diversified Manufacturing [0.2%]
EMRLD Borrower
6.625%, 12/15/30(A)	1,500	1,515
Gates Global
6.250%, 01/15/26(A)	1,750	1,746
WESCO Distribution
7.250%, 06/15/28(A)	1,000	1,021
WESCO Distribution
6.375%, 03/15/29(A)	100	101
WESCO Distribution
6.625%, 03/15/32(A)	150	152

Total Diversified Manufacturing		4,535

Drugs [0.6%]
Teva Pharmaceutical Finance Netherlands III BV
6.750%, 03/01/28	10,950	11,219

E-Commerce/Products [0.0%]
ANGI Group
3.875%, 08/15/28(A)	$685	$595

E-Commerce/Services [0.1%]
Uber Technologies
7.500%, 09/15/27(A)	2,258	2,312

Electric Utilities [1.7%]
Adani Renewable Energy RJ, MTN
4.625%, 10/15/39	5,082	4,181
AES Gener
7.125%, USSW5 + 4.644%, 03/26/79(B)	1,480	1,465
Cikarang Listrindo
4.950%, 09/14/26	2,700	2,599
Greenko Power II
4.300%, 12/13/28	648	593
Mercury Chile Holdco
6.500%, 01/24/27(A)	6,830	6,625
Minejesa Capital BV
4.625%, 08/10/30	3,254	3,089
Minejesa Capital BV
5.625%, 08/10/37(A)	5,300	4,807
Mong Duong Finance Holdings BV
5.125%, 05/07/29	5,571	5,309
Pike
8.625%, 01/31/31(A)	545	579
Star Energy Geothermal Wayang Windu
6.750%, 04/24/33	2,412	2,420
Vistra
8.000%, H15T5Y + 6.930%, 04/15/72(A) (B)	1,130	1,155

Total Electric Utilities		32,822

Energy & Power [0.3%]
Continuum Energy Aura Pte
9.500%, 02/24/27(A)	1,290	1,339
Greenko Solar Mauritius
5.950%, 07/29/26	3,800	3,697

Total Energy & Power		5,036

Entertainment & Gaming [1.2%]
Churchill Downs
5.750%, 04/01/30(A)	1,250	1,209

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 32

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Las Vegas Sands
3.200%, 08/08/24		$285	$282
Lottomatica
7.942%, EUR003M + 4.000%, 12/15/30(B)	EUR	400	437
Melco Resorts Finance
4.875%, 06/06/25		2,340	2,284
Melco Resorts Finance
5.250%, 04/26/26		4,600	4,443
MGM China Holdings
5.250%, 06/18/25		2,700	2,661
Sands China
4.050%, 01/08/26		2,400	2,307
Sands China
2.850%, 03/08/29		8,200	7,124
Wynn Macau
5.500%, 01/15/26(A)		2,525	2,461

Total Entertainment & Gaming			23,208

Finance [0.0%]
Garfunkelux Holdco 3
6.750%, 11/01/25	EUR	450	341
Garfunkelux Holdco 3
7.750%, 11/01/25	GBP	700	619

Total Finance			960

Finance Companies [0.6%]
Boost Newco Borrower
7.500%, 01/15/31(A)		1,740	1,822
Macquarie Airfinance Holdings
6.400%, 03/26/29(A)		75	76
Macquarie Airfinance Holdings
6.500%, 03/26/31(A)		75	77
Navient
6.750%, 06/25/25		375	378
Navient
5.000%, 03/15/27		750	718
Navient
5.500%, 03/15/29		275	256
Rocket Mortgage
3.625%, 03/01/29(A)		675	607
Rocket Mortgage
3.875%, 03/01/31(A)		950	828
Rocket Mortgage
4.000%, 10/15/33(A)		575	487
United Wholesale Mortgage
5.500%, 11/15/25(A)		$2,795	$2,770
5.500%, 04/15/29(A)		3,678	3,480

Total Finance Companies			11,499

Financial Services [1.0%]
Bread Financial Holdings
9.750%, 03/15/29(A)		535	557
Castlelake Aviation Finance DAC
5.000%, 04/15/27(A)		650	626
CSN Inova Ventures
6.750%, 01/28/28(A)		2,680	2,626
Encore Capital Group
4.250%, 06/01/28	GBP	1,000	1,067
Freedom Mortgage Holdings
9.250%, 02/01/29(A)		459	470
Genworth Mortgage Holdings
6.500%, 08/15/25(A)		3,009	3,008
GGAM Finance
8.000%, 02/15/27(A)		550	568
Iqera Group SAS
10.401%, EUR003M + 6.500%, 02/15/27(B)	EUR	900	816
Macquarie Airfinance Holdings
8.375%, 05/01/28(A)		560	594
Macquarie Airfinance Holdings
8.125%, 03/30/29(A)		560	592
Nationstar Mortgage Holdings
6.000%, 01/15/27(A)		890	878
Nationstar Mortgage Holdings
5.750%, 11/15/31(A)		900	830
Nationstar Mortgage Holdings
7.125%, 02/01/32(A)		287	285
NMI Holdings
7.375%, 06/01/25(A)		380	384
OEC Finance
7.500%, 03/14/73		38	2
OneMain Finance
9.000%, 01/15/29		1,240	1,315
PennyMac Financial Services
7.875%, 12/15/29(A)		450	462

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 33

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
PennyMac Financial Services
5.750%, 09/15/31(A)		$957	$889
Russian Standard
13.000%, 10/27/22(C)		—	—
Sobha Sukuk
8.750%, 07/17/28		3,692	3,703

Total Financial Services			19,672

Food & Beverage [0.2%]
BellRing Brands
7.000%, 03/15/30(A)		925	953
Performance Food Group
4.250%, 08/01/29(A)		1,125	1,031
Post Holdings
5.625%, 01/15/28(A)		675	663
Post Holdings
6.250%, 02/15/32(A)		250	252
US Foods
6.875%, 09/15/28(A)		375	384
US Foods
4.750%, 02/15/29(A)		675	640

Total Food & Beverage			3,923

Food, Beverage & Tobacco [1.0%]
Agrosuper
4.600%, 01/20/32(A)		5,235	4,525
BRF
4.875%, 01/24/30		3,955	3,561
Health & Happiness H&H International Holdings
13.500%, 06/26/26		700	747
Minerva Luxembourg
4.375%, 03/18/31		650	544
4.375%, 03/18/31(A)		6,725	5,622
Simmons Foods
4.625%, 03/01/29(A)		1,245	1,099
Turning Point Brands
5.625%, 02/15/26(A)		1,915	1,878
Vector Group
5.750%, 02/01/29(A)		2,630	2,436

Total Food, Beverage & Tobacco			20,412

Footwear and Related Apparel [0.0%]
Crocs
4.125%, 08/15/31(A)		750	650

Gaming [0.9%]
Affinity Interactive
6.875%, 12/15/27(A)		$500	$467
Allwyn Entertainment Financing UK
8.026%, EUR003M + 4.125%, 02/15/28(B)	EUR	1,500	1,628
Boyd Gaming
4.750%, 12/01/27		875	845
Caesars Entertainment
4.625%, 10/15/29(A)		300	274
Caesars Entertainment
7.000%, 02/15/30(A)		75	77
Caesars Entertainment
6.500%, 02/15/32(A)		425	429
Churchill Downs
6.750%, 05/01/31(A)		700	704
Colt Merger Sub
8.125%, 07/01/27(A)		2,535	2,597
Light & Wonder International
7.500%, 09/01/31(A)		625	650
MGM Resorts International
5.500%, 04/15/27		1,310	1,299
MGM Resorts International
6.500%, 04/15/32		350	349
Midwest Gaming Borrower
4.875%, 05/01/29(A)		775	718
Mohegan Tribal Gaming Authority
8.000%, 02/01/26(A)		975	956
Ontario Gaming GTA
8.000%, 08/01/30(A)		1,000	1,030
Penn Entertainment
5.625%, 01/15/27(A)		830	801
Penn Entertainment
4.125%, 07/01/29(A)		650	559
Scientific Games Holdings
6.625%, 03/01/30(A)		850	822
Station Casinos
4.500%, 02/15/28(A)		2,400	2,261
Station Casinos
4.625%, 12/01/31(A)		1,210	1,087
VICI Properties
3.500%, 02/15/25(A)		75	73
Wynn Resorts Finance
7.125%, 02/15/31(A)		325	336

Total Gaming			17,962

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 34

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Gas-Distribution [0.0%]
AmeriGas Partners
9.375%, 06/01/28(A)		$405	$419

Gold Mining [0.5%]
Aris Mining
6.875%, 08/09/26		5,956	5,368
Cia de Minas Buenaventura SAA
5.500%, 07/23/26		5,175	4,993

Total Gold Mining			10,361

Healthcare [0.7%]
Avantor Funding
4.625%, 07/15/28(A)		1,075	1,019
CHS
5.625%, 03/15/27(A)		750	690
CHS
6.000%, 01/15/29(A)		250	218
CHS
6.875%, 04/15/29(A)		1,125	843
DaVita
4.625%, 06/01/30(A)		1,240	1,110
Embecta
6.750%, 02/15/30(A)		1,000	866
IQVIA
5.000%, 10/15/26(A)		1,075	1,052
LifePoint Health
5.375%, 01/15/29(A)		325	268
Medline Borrower
6.250%, 04/01/29(A)		350	352
Medline Borrower
5.250%, 10/01/29(A)		2,300	2,173
MPH Acquisition Holdings
5.500%, 09/01/28(A)		1,105	940
Neogen Food Safety
8.625%, 07/20/30(A)		400	431
RegionalCare Hospital Partners Holdings
9.750%, 12/01/26(A)		272	272
Tenet Healthcare
5.125%, 11/01/27		1,475	1,443
Tenet Healthcare
6.125%, 10/01/28		1,744	1,740
Tenet Healthcare
6.750%, 05/15/31(A)		450	458

Total Healthcare			13,875

Homebuilders/Materials/Construction [0.0%]
PCF GmbH
4.750%, 04/15/26	EUR	500	$408
Victoria
3.750%, 03/15/28	EUR	500	376

Total Homebuilders/Materials/Construction			784

Hotels and Motels [0.2%]
Hilton Grand Vacations Borrower Escrow
6.625%, 01/15/32(A)		775	778
Marriott Ownership Resorts
4.750%, 01/15/28		1,970	1,846
Travel + Leisure
6.625%, 07/31/26(A)		1,155	1,163

Total Hotels and Motels			3,787

Independent Energy [0.8%]
Antero Resources
7.625%, 02/01/29(A)		159	163
Ascent Resources Utica Holdings
7.000%, 11/01/26(A)		1,260	1,264
Ascent Resources Utica Holdings
9.000%, 11/01/27(A)		200	252
Ascent Resources Utica Holdings
8.250%, 12/31/28(A)		1,685	1,731
Berry Petroleum
7.000%, 02/15/26(A)		550	543
Callon Petroleum
6.375%, 07/01/26		175	177
Callon Petroleum
8.000%, 08/01/28(A)		890	930
Callon Petroleum
7.500%, 06/15/30(A)		550	582
Chesapeake Energy
7.000%, 10/01/24(C) (E)		575	12
Chord Energy
6.375%, 06/01/26(A)		500	502
Civitas Resources
8.375%, 07/01/28(A)		2,355	2,480
Civitas Resources
8.625%, 11/01/30(A)		225	242
Civitas Resources
8.750%, 07/01/31(A)		1,050	1,123

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 35

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Comstock Resources
6.750%, 03/01/29(A)		$1,395	$1,330
CrownRock
5.625%, 10/15/25(A)		650	649
Matador Resources
6.500%, 04/15/32(A)		125	125
Permian Resources Operating
6.875%, 04/01/27(A)		950	950
Range Resources
8.250%, 01/15/29		650	676
Sitio Royalties Operating Partnership
7.875%, 11/01/28(A)		300	310
SM Energy
6.750%, 09/15/26		775	776
SM Energy
6.625%, 01/15/27		645	644
Southwestern Energy
8.375%, 09/15/28		375	389
Southwestern Energy
5.375%, 03/15/30		300	289
Southwestern Energy
4.750%, 02/01/32		225	207

Total Independent Energy			16,346

Industrial - Other [0.2%]
Artera Services
8.500%, 02/15/31(A)		125	128
Hillenbrand
6.250%, 02/15/29		725	732
Madison IAQ
5.875%, 06/30/29(A)		1,650	1,510
SPX FLOW
8.750%, 04/01/30(A)		900	909

Total Industrial - Other			3,279

Industrial Services [0.0%]
Prime Security Services Borrower
5.250%, 04/15/24(A)		159	159

Insurance - P&C [0.9%]
Alliant Holdings Intermediate
7.000%, 01/15/31(A)		725	732
AmWINS Group
6.375%, 02/15/29(A)		250	251
AmWINS Group
4.875%, 06/30/29(A)		1,100	1,027
Ardonagh Finco
7.750%, 02/15/31(A)		$250	$249
Ardonagh Group Finance
8.875%, 02/15/32(A)		2,050	2,024
AssuredPartners
5.625%, 01/15/29(A)		1,075	990
AssuredPartners
7.500%, 02/15/32(A)		375	369
BroadStreet Partners
5.875%, 04/15/29(A)		1,600	1,481
GTCR AP Finance
8.000%, 05/15/27(A)		450	450
HUB International
5.625%, 12/01/29(A)		1,525	1,430
HUB International
7.250%, 06/15/30(A)		1,200	1,234
HUB International
7.375%, 01/31/32(A)		900	906
Jones Deslauriers Insurance Management
8.500%, 03/15/30(A)		875	912
Jones Deslauriers Insurance Management
10.500%, 12/15/30(A)		1,000	1,055
NFP
6.875%, 08/15/28(A)		900	911
NFP
7.500%, 10/01/30(A)		500	527
Panther Escrow Issuer
7.125%, 06/01/31(A)		925	941
Ryan Specialty
4.375%, 02/01/30(A)		400	372
USI
7.500%, 01/15/32(A)		1,250	1,253

Total Insurance - P&C			17,114

Internet Connectiv Svcs [0.1%]
United Group BV
8.134%, EUR003M + 4.250%, 02/01/29(B)	EUR	500	540
8.134%, EUR003M + 4.250%, 02/15/31(B)	EUR	1,880	2,029

Total Internet Connectiv Svcs			2,569

Investment Bank/Broker-Dealer [0.1%]
NFP
8.500%, 10/01/31(A)		1,125	1,238

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 36

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Investment Companies [0.1%]
Hightower Holding
6.750%, 04/15/29(A)	$2,402	$2,257

Leisure [0.6%]
Carnival
7.000%, 08/15/29(A)	175	182
Carnival
10.500%, 06/01/30(A)	2,131	2,331
NCL
5.875%, 03/15/26(A)	1,100	1,085
5.875%, 02/15/27(A)	1,580	1,561
NCL
8.125%, 01/15/29(A)	250	265
NCL
7.750%, 02/15/29(A)	125	130
NCL Finance
6.125%, 03/15/28(A)	200	198
Royal Caribbean Cruises
5.500%, 08/31/26(A)	350	347
Royal Caribbean Cruises
5.375%, 07/15/27(A)	525	518
Royal Caribbean Cruises
6.250%, 03/15/32(A)	275	277
SeaWorld Parks & Entertainment
5.250%, 08/15/29(A)	1,100	1,036
Six Flags Entertainment
7.250%, 05/15/31(A)	875	888
Viking Cruises
6.250%, 05/15/25(A)	1,630	1,631
VOC Escrow
5.000%, 02/15/28(A)	1,155	1,111

Total Leisure		11,560

Lodging [0.1%]
Hilton Domestic Operating
5.750%, 05/01/28(A)	525	525
Hilton Domestic Operating
3.750%, 05/01/29(A)	675	619
RHP Hotel Properties
6.500%, 04/01/32(A)	425	426

Total Lodging		1,570

Machinery [0.2%]
Manitowoc
9.000%, 04/01/26(A)	1,190	1,189
Regal Rexnord
6.050%, 02/15/26(A)	$2,200	$2,212

Total Machinery		3,401

Marine Services [0.1%]
DP World Salaam
6.000%, H15T5Y + 5.750%, 01/01/73(B)	2,250	2,240

Media Entertainment [0.8%]
Audacy Capital
6.500%, 05/01/27(A) (C)	2,050	66
Audacy Capital
6.750%, 03/31/29(A) (C)	1,350	44
CMG Media
8.875%, 12/15/27(A)	1,793	1,185
Gray Television
7.000%, 05/15/27(A)	1,830	1,704
Gray Television
5.375%, 11/15/31(A)	1,470	964
iHeartCommunications
6.375%, 05/01/26	294	250
iHeartCommunications
8.375%, 05/01/27	1,574	880
Lamar Media
4.875%, 01/15/29	1,275	1,229
Nexstar Broadcasting
5.625%, 07/15/27(A)	600	576
Outfront Media Capital
4.625%, 03/15/30(A)	925	830
ROBLOX
3.875%, 05/01/30(A)	600	529
Scripps Escrow
5.875%, 07/15/27(A)	315	264
Scripps Escrow II
5.375%, 01/15/31(A)	1,140	702
Sinclair Television Group
5.500%, 03/01/30(A)	1,595	1,148
Sinclair Television Group
4.125%, 12/01/30(A)	920	670
Stagwell Global
5.625%, 08/15/29(A)	2,000	1,816
TEGNA
5.000%, 09/15/29	600	538
Univision Communications
8.000%, 08/15/28(A)	200	204
Univision Communications
4.500%, 05/01/29(A)	450	402

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 37

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Univision Communications
7.375%, 06/30/30(A)		$625	$617
Urban One
7.375%, 02/01/28(A)		625	532

Total Media Entertainment			15,150

Medical Labs and Testing Srv [0.1%]
Ephios Subco 3 Sarl
7.875%, 01/31/31	EUR	200	226
Star Parent
9.000%, 10/01/30(A)		1,510	1,598

Total Medical Labs and Testing Srv			1,824

Medical Products & Services [0.1%]
Bio City Development
8.000%, 07/06/19(C)		1,000	50
LifePoint Health
11.000%, 10/15/30(A)		200	214
Perrigo Finance Unlimited
3.900%, 12/15/24		1,110	1,091
Surgery Center Holdings
10.000%, 04/15/27(A)		150	150
Tenet Healthcare
6.125%, 06/15/30		1,195	1,192

Total Medical Products & Services			2,697

Metal-Iron [0.1%]
Mineral Resources
8.125%, 05/01/27(A)		585	592
Mineral Resources
9.250%, 10/01/28(A)		560	589
TMS International
6.250%, 04/15/29(A)		1,950	1,781

Total Metal-Iron			2,962

Metals & Mining [0.2%]
Alcoa Nederland Holding BV
7.125%, 03/15/31(A)		565	576
Arsenal AIC Parent
8.000%, 10/01/30(A)		535	563
Cleveland-Cliffs
4.625%, 03/01/29(A)		975	909
Cleveland-Cliffs
7.000%, 03/15/32(A)		175	178
Coeur Mining
5.125%, 02/15/29(A)		800	756
Vedanta Resources Finance II
13.875%, 12/09/28		$2,029	$1,853

Total Metals & Mining			4,835

Midstream [0.7%]
Antero Midstream Partners
5.750%, 03/01/27(A)		2,325	2,296
CNX Midstream Partners
4.750%, 04/15/30(A)		1,000	891
DT Midstream
4.375%, 06/15/31(A)		950	861
Energy Transfer
8.000%, 04/01/29(A)		675	700
EQM Midstream Partners
6.375%, 04/01/29(A)		275	277
EQT Midstream Partners
6.000%, 07/01/25(A)		248	248
EQT Midstream Partners
6.500%, 07/01/27(A)		2,570	2,593
EQT Midstream Partners
5.500%, 07/15/28		1,500	1,479
Hess Midstream Operations
5.125%, 06/15/28(A)		825	798
Solaris Midstream Holdings
7.625%, 04/01/26(A)		725	733
Suburban Propane Partners
5.875%, 03/01/27		750	741
Suburban Propane Partners
5.000%, 06/01/31(A)		375	342
Targa Resources Partners
6.500%, 07/15/27		850	859
Western Midstream Operating
4.650%, 07/01/26		150	147

Total Midstream			12,965

Miscellaneous Business Services [0.0%]
Allied Universal Holdco
7.875%, 02/15/31(A)		275	279

Miscellaneous Manufacturing [0.0%]
Anolis Capital Markets PCC
4.150%, 01/01/28	EUR	735	690

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 38

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Non-Ferrous Metals [0.1%]
Minsur
4.500%, 10/28/31	$3,200	$2,805

Oil Field Services [0.5%]
Archrock Partners
6.875%, 04/01/27(A)	1,600	1,605
Kodiak Gas Services
7.250%, 02/15/29(A)	175	178
Nabors Industries
7.250%, 01/15/26(A)	700	696
Nabors Industries
7.375%, 05/15/27(A)	880	878
Nabors Industries
9.125%, 01/31/30(A)	485	504
Precision Drilling
7.125%, 01/15/26(A)	536	537
Precision Drilling
6.875%, 01/15/29(A)	505	504
Transocean Titan Financing
8.375%, 02/01/28(A)	612	636
USA Compression Partners
6.875%, 04/01/26	1,500	1,498
USA Compression Partners
7.125%, 03/15/29(A)	1,225	1,242
Weatherford International
8.625%, 04/30/30(A)	1,875	1,958

Total Oil Field Services		10,236

Oil-Field Services [0.0%]
ORO SG Pte
12.000%, 12/20/25(C)	8,596	9

Packaging [0.5%]
ARD Finance
6.500%cash/0% PIK, 06/30/27(A)	1,732	580
Ardagh Metal Packaging Finance USA
4.000%, 09/01/29(A)	975	786
Ardagh Packaging Finance
5.250%, 08/15/27(A)	1,550	976
Ball
6.875%, 03/15/28	275	283
Ball
6.000%, 06/15/29	675	681
Clydesdale Acquisition Holdings
8.750%, 04/15/30(A)	2,050	2,016
Mauser Packaging Solutions Holding
7.875%, 08/15/26(A)	$575	$586
Mauser Packaging Solutions Holding
9.250%, 04/15/27(A)	375	372
OI European Group BV
4.750%, 02/15/30(A)	925	851
Owens-Brockway Glass Container
6.375%, 08/15/25(A)	725	729
Sealed Air
7.250%, 02/15/31(A)	550	572
Trivium Packaging Finance BV
8.500%, 08/15/27(A)	1,600	1,580

Total Packaging		10,012

Paper [0.0%]
Graphic Packaging International
4.750%, 07/15/27(A)	300	290
Graphic Packaging International
3.500%, 03/15/28(A)	300	277

Total Paper		567

Paper & Related Products [0.2%]
Domtar
6.750%, 10/01/28(A)	1,375	1,248
Mativ Holdings
6.875%, 10/01/26(A)	1,875	1,861

Total Paper & Related Products		3,109

Petroleum & Fuel Products [5.3%]
Chesapeake Energy
6.750%, 04/15/29(A)	1,155	1,167
CITGO Petroleum
7.000%, 06/15/25(A)	530	529
Civitas Resources
5.000%, 10/15/26(A)	951	931
Cosan Overseas
8.250%, 02/05/73	3,275	3,353
Ecopetrol
4.625%, 11/02/31	7,550	6,281
Ecopetrol
8.875%, 01/13/33	1,230	1,300
Ecopetrol
8.375%, 01/19/36	1,080	1,089

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 39

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Ecopetrol
5.875%, 05/28/45	$4,500	$3,361
Energean Israel Finance
5.375%, 03/30/28(A)	4,183	3,815
Energy Transfer
6.625%, US0003M + 4.155%, 02/15/73(B)	805	751
Geopark
5.500%, 01/17/27	6,780	6,157
Global Partners
8.250%, 01/15/32(A)	515	534
Hilcorp Energy I
8.375%, 11/01/33(A)	2,024	2,195
Kosmos Energy
7.125%, 04/04/26	9,625	9,465
Kosmos Energy
7.500%, 03/01/28	405	392
Leviathan Bond
6.125%, 06/30/25(A)	1,750	1,718
Leviathan Bond
6.500%, 06/30/27(A)	3,611	3,481
Magnolia Oil & Gas Operating
6.000%, 08/01/26(A)	3,585	3,526
Medco Bell Pte
6.375%, 01/30/27	3,285	3,199
Medco Maple Tree Pte
8.960%, 04/27/29(A)	750	779
New Fortress Energy
6.750%, 09/15/25(A)	1,606	1,595
New Fortress Energy
6.500%, 09/30/26(A)	555	534
New Fortress Energy
8.750%, 03/15/29(A)	50	50
Noble Finance II
8.000%, 04/15/30(A)	1,085	1,131
Oro Negro Drilling Pte
0.000%, (D) (E)	3,683	—
Oro Negro Drilling Pte
7.500%, 01/24/24(A) (C)	23,137	23
PBF Holding
6.000%, 02/15/28	1,195	1,176
Petrobras Global Finance BV
5.500%, 06/10/51	2,600	2,115
Petroleos de Venezuela
8.500%, 10/27/20(C)	10,470	8,324
Petroleos de Venezuela
9.750%, 05/17/35(C)	8,689	956
Petroleos del Peru
4.750%, 06/19/32	2,900	2,283
Petroleos Mexicanos
6.500%, 03/13/27	$4,730	$4,458
Petroleos Mexicanos
10.000%, 02/07/33	1,820	1,814
Petrorio Luxembourg Trading Sarl
6.125%, 06/09/26	850	837
Rockies Express Pipeline
7.500%, 07/15/38(A)	1,238	1,269
Seadrill Finance
8.375%, 08/01/30(A)	650	682
ShaMaran Petroleum
12.000%, 07/30/25(A)	1,022	956
Tallgrass Energy Partners
7.500%, 10/01/25(A)	1,500	1,506
Tallgrass Energy Partners
7.375%, 02/15/29(A)	545	548
Talos Production
9.000%, 02/01/29(A)	300	319
Talos Production
9.375%, 02/01/31(A)	985	1,050
Tengizchevroil Finance International
3.250%, 08/15/30	3,350	2,708
Transocean
8.750%, 02/15/30(A)	563	586
Transocean Aquila
8.000%, 09/30/28(A)	1,110	1,139
Tullow Oil
7.000%, 03/01/25	4,150	4,034
Valaris
8.375%, 04/30/30(A)	1,094	1,130
Venture Global Calcasieu Pass
6.250%, 01/15/30(A)	1,090	1,097
Venture Global LNG
8.125%, 06/01/28(A)	1,075	1,098
Venture Global LNG
9.500%, 02/01/29(A)	1,015	1,094
Vital Energy
10.125%, 01/15/28	730	766
YPF
9.000%, 02/12/26(F)	2,185	2,200
YPF
6.950%, 07/21/27	3,010	2,717

Total Petroleum & Fuel Products		104,218

Pharmaceuticals [0.3%]
Bausch Health
5.000%, 02/15/29(A)	300	125

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 40

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Bausch Health
6.250%, 02/15/29(A)		$400	$171
Bausch Health
7.250%, 05/30/29(A)		1,100	476
Bausch Health Americas
8.500%, 01/31/27(A)		400	235
Emergent BioSolutions
3.875%, 08/15/28(A)		1,100	518
Grifols
4.750%, 10/15/28(A)		1,375	1,138
Organon
5.125%, 04/30/31(A)		2,765	2,450

Total Pharmaceuticals			5,113

Printing & Publishing [0.0%]
Cimpress
7.000%, 06/15/26		807	808

Real Estate [0.3%]
Emeria SASU
7.750%, 03/31/28	EUR	1,350	1,413
PCPD Capital
5.125%, 06/18/26		5,000	4,261

Total Real Estate			5,674

Real Estate Investment Trusts [0.2%]
Brookfield Property REIT
5.750%, 05/15/26(A)		2,322	2,280
Necessity Retail REIT
4.500%, 09/30/28(A)		1,020	873

Total Real Estate Investment Trusts			3,153

Real Estate Oper/Develop [0.6%]
Country Garden Holdings
5.125%, 01/17/25(C)		2,600	163
Howard Hughes
5.375%, 08/01/28(A)		2,225	2,134
Kaisa Group Holdings
11.700%, 11/11/25(C)		2,021	40
MAF Global Securities
6.375%, H15T5Y + 3.539%, 09/20/72(B)		5,175	5,152
Pakuwon Jati
4.875%, 04/29/28		5,600	5,228

Total Real Estate Oper/Develop			12,717

Regional Banks-Non US [0.2%]
Emirates NBD Bank PJSC
6.125%, CMTUSD6Y + 3.656%, 09/20/72(B)		$4,500	$4,474

Restaurants [0.2%]
1011778 BC ULC
4.000%, 10/15/30(A)		2,575	2,290
KFC Holding
4.750%, 06/01/27(A)		975	948

Total Restaurants			3,238

Retail [1.2%]
Arcos Dorados BV
6.125%, 05/27/29		2,400	2,391
Asbury Automotive Group
4.750%, 03/01/30		230	212
Bath & Body Works
6.750%, 07/01/36		810	818
BlueLinx Holdings
6.000%, 11/15/29(A)		1,140	1,107
Fertitta Entertainment
6.750%, 01/15/30(A)		1,240	1,113
FirstCash
5.625%, 01/01/30(A)		1,089	1,035
FirstCash
6.875%, 03/01/32(A)		1,571	1,570
Foot Locker
4.000%, 10/01/29(A)		1,310	1,103
Future Retail
5.600%, 01/22/25(C)		16,200	41
InRetail Consumer
3.250%, 03/22/28		2,600	2,335
Macy’s Retail Holdings
6.125%, 03/15/32(A)		316	306
Macy’s Retail Holdings
5.125%, 01/15/42		485	421
Michaels
5.250%, 05/01/28(A)		1,658	1,413
QVC
4.450%, 02/15/25		567	549
QVC
4.375%, 09/01/28		467	374
QVC
5.450%, 08/15/34		2,735	1,818
Vivo Energy Investments BV
5.125%, 09/24/27		7,575	7,195

Total Retail			23,801

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 41

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Retailers [0.3%]
Academy
6.000%, 11/15/27(A)		$2,150	$2,124
Asbury Automotive Group
4.625%, 11/15/29(A)		750	692
Asbury Automotive Group
5.000%, 02/15/32(A)		580	526
Gap
3.625%, 10/01/29(A)		225	197
Gap
3.875%, 10/01/31(A)		375	317
LCM Investments Holdings II
4.875%, 05/01/29(A)		100	92
LCM Investments Holdings II
8.250%, 08/01/31(A)		775	811
William Carter
5.625%, 03/15/27(A)		400	397

Total Retailers			5,156

Semi-Conductors [0.0%]
Tunghsu Venus Holdings
7.000%, 06/12/20(C)		4,275	43

Services [0.0%]
Cerved Group
9.190%, EUR003M + 5.250%, 02/15/29(B)	EUR	775	806

Steel & Steel Works [0.5%]
CAP
3.900%, 04/27/31		7,760	6,062
CSN Islands XI
6.750%, 01/28/28		800	784
Periama Holdings
5.950%, 04/19/26		2,661	2,621

Total Steel & Steel Works			9,467

Supermarkets [0.0%]
Albertsons
7.500%, 03/15/26(A)		775	789
Albertsons
6.500%, 02/15/28(A)		200	202

Total Supermarkets			991

Technology [1.7%]
ams-OSRAM
12.250%, 03/30/29(A)		$275	$276
AthenaHealth Group
6.500%, 02/15/30(A)		2,225	2,036
Boxer Parent
9.125%, 03/01/26(A)		1,300	1,300
Capstone Borrower
8.000%, 06/15/30(A)		575	597
Central Parent
7.250%, 06/15/29(A)		1,300	1,327
Clarivate Science Holdings
4.875%, 07/01/29(A)		1,575	1,457
Cloud Software Group
6.500%, 03/31/29(A)		2,565	2,435
Cloud Software Group
9.000%, 09/30/29(A)		1,560	1,497
Coherent
5.000%, 12/15/29(A)		1,450	1,365
Consensus Cloud Solutions
6.000%, 10/15/26(A)		525	499
Consensus Cloud Solutions
6.500%, 10/15/28(A)		750	667
Elastic
4.125%, 07/15/29(A)		1,050	945
Entegris Escrow
4.750%, 04/15/29(A)		350	335
Entegris Escrow
5.950%, 06/15/30(A)		1,425	1,409
GoTo Group
5.500%, 05/01/28(A)		712	536
HealthEquity
4.500%, 10/01/29(A)		1,525	1,407
Helios Software Holdings
4.625%, 05/01/28(A)		425	381
Iron Mountain
7.000%, 02/15/29(A)		1,225	1,248
McAfee
7.375%, 02/15/30(A)		2,125	1,945
Millennium Escrow
6.625%, 08/01/26(A)		825	488
NCR Atleos
9.500%, 04/01/29(A)		500	535
NCR Voyix
5.125%, 04/15/29(A)		1,200	1,113
NCR Voyix
5.250%, 10/01/30(A)		225	204
Open Text
3.875%, 02/15/28(A)		1,125	1,042
Rocket Software
6.500%, 02/15/29(A)		1,650	1,413

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 42

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Seagate HDD Cayman
9.625%, 12/01/32		$1,091	$1,243
Sensata Technologies BV
4.000%, 04/15/29(A)		600	548
Sensata Technologies BV
5.875%, 09/01/30(A)		475	464
SS&C Technologies
5.500%, 09/30/27(A)		1,850	1,806
Synaptics
4.000%, 06/15/29(A)		400	360
TTM Technologies
4.000%, 03/01/29(A)		775	703
UKG
6.875%, 02/01/31(A)		700	713
Viavi Solutions
3.750%, 10/01/29(A)		325	279
ZipRecruiter
5.000%, 01/15/30(A)		1,985	1,748

Total Technology			34,321

Technology, Electronics, Software & IT [0.0%]
Cedacri Mergeco SPA
8.526%, EUR003M + 4.625%, 05/15/28(B)	EUR	790	853

Telecommunications [0.2%]
Altice Financing
5.750%, 08/15/29(A)		2,065	1,654
Altice France
8.125%, 02/01/27(A)		1,370	1,057
Altice France
3.375%, 01/15/28	EUR	100	77
Altice France
4.000%, 07/15/29	EUR	700	527
Altice France Holding
4.000%, 02/15/28	EUR	475	119
Altice France Holding
6.000%, 02/15/28(A)		325	90

Total Telecommunications			3,524

Telephones & Telecommunications [2.6%]
Axian Telecom
7.375%, 02/16/27(A)		8,545	8,261
C&W Senior Financing DAC
6.875%, 09/15/27		7,150	6,754
CT Trust
5.125%, 02/03/32(A)		3,195	2,831
Digicel
6.750%, 03/01/23(A) (C)		$4,800	$96
Frontier Communications Holdings
5.875%, 10/15/27(A)		1,415	1,370
Iliad Holding SASU
6.500%, 10/15/26(A)		750	743
Iliad Holding SASU
7.000%, 10/15/28(A)		1,408	1,393
Liberty Costa Rica Senior Secured Finance
10.875%, 01/15/31(A)		2,400	2,524
Network i2i
5.650%, H15T5Y + 4.274%, 04/15/72(B)		2,700	2,666
Sixsigma Networks Mexico
7.500%, 05/02/25		5,120	4,934
Telecom Argentina
8.000%, 07/18/26		5,090	4,935
Telefonica Celular del Paraguay
5.875%, 04/15/27		1,500	1,457
5.875%, 04/15/27(A)		2,700	2,623
Turk Telekomunikasyon
6.875%, 02/28/25		7,850	7,822
Turkcell Iletisim Hizmetleri
5.750%, 10/15/25		2,500	2,473

Total Telephones & Telecommunications			50,882

Textile-Products [0.1%]
Golden Legacy Pte. Ltd.
6.875%, 03/27/24(C)		15,640	313
Prime Bloom Holdings
6.950%, 07/05/22(C)		16,500	990

Total Textile-Products			1,303

Transportation Services [1.6%]
Adani International Container Terminal Pvt
3.000%, 02/16/31		4,970	4,233
Georgian Railway JSC
4.000%, 06/17/28		4,050	3,660
JSW Infrastructure
4.950%, 01/21/29(A)		4,500	4,225
JSW Infrastructure, MTN
4.950%, 01/21/29		1,665	1,563
Mersin Uluslararasi Liman Isletmeciligi
8.250%, 11/15/28		975	1,007

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 43

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
8.250%, 11/15/28(A)		$4,930	$5,089
Rumo Luxembourg Sarl
4.200%, 01/18/32		4,325	3,674
Stena International
7.250%, 01/15/31(A)		200	199
Transnet SOC
8.250%, 02/06/28		2,550	2,534
8.250%, 02/06/28(A)		3,680	3,657
Viking Cruises
9.125%, 07/15/31(A)		1,096	1,200
Watco
6.500%, 06/15/27(A)		700	692
XPO
6.250%, 06/01/28(A)		600	605

Total Transportation Services			32,338

Transport-Equip and Leasng [0.1%]
Fortress Transportation and Infrastructure Investors
7.875%, 12/01/30(A)		975	1,024

Utility - Electric [0.4%]
Calpine
4.500%, 02/15/28(A)		925	878
Calpine
5.125%, 03/15/28(A)		625	600
Enviva Partners
6.500%, 01/15/26(A) (C)		1,010	444
NextEra Energy Operating Partners
7.250%, 01/15/29(A)		400	409
NRG Energy
5.750%, 01/15/28		1,000	994
TerraForm Power Operating
5.000%, 01/31/28(A)		1,125	1,072
TransAlta
7.750%, 11/15/29		100	104
Vistra Operations
5.500%, 09/01/26(A)		1,000	985
Vistra Operations
5.625%, 02/15/27(A)		325	320
Vistra Operations
7.750%, 10/15/31(A)		1,545	1,618

Total Utility - Electric			7,424

Water [0.1%]
Aegea Finance Sarl
6.750%, 05/20/29(A)		$2,450	$2,397

Total Corporate Bonds
Cost ($1,063,503)			923,446

Mortgage-Backed Securities [17.9%]
Non-Agency Mortgage-Backed Obligations [17.9%]
522 Funding CLO, Ser 2021-7A, Cl E
11.797%, TSFR3M + 6.482%, 04/23/34(A) (B)		1,700	1,605
Adagio IX EUR CLO DAC, Ser 2021-A, Cl E
9.960%, EUR003M + 6.020%, 09/15/34(A) (B)	EUR	2,000	2,033
Adagio IX EUR CLO DAC, Ser 2021-X, Cl E
9.960%, EUR003M + 6.020%, 09/15/34(B)	EUR	1,000	1,016
Adagio V CLO DAC, Ser 2018-X, Cl ER
9.092%, EUR003M + 5.150%, 10/15/31(B)	EUR	1,000	1,006
Anchorage Capital Europe CLO DAC, Ser 2021-4X, Cl E
9.658%, EUR003M + 5.710%, 04/25/34(B)	EUR	1,000	1,025
Arbour CLO III DAC, Ser 2021-3X, Cl ERR
9.832%, EUR003M + 5.890%, 07/15/34(B)	EUR	1,250	1,290
ARBOUR CLO IX DAC, Ser 2021-9X, Cl E
9.732%, EUR003M + 5.790%, 04/15/34(B)	EUR	1,300	1,335
Armada Euro CLO II DAC, Ser 2018-2X, Cl F
10.351%, EUR003M + 6.450%, 11/15/31(B)	EUR	1,000	1,003
Bain Capital Euro CLO DAC, Ser 2021-2X, Cl A
4.952%, EUR003M + 1.020%, 07/17/34(B)	EUR	3,600	3,807
Bain Capital Euro CLO DAC, Ser 2021-2X, Cl E
10.152%, EUR003M + 6.220%, 07/17/34(B)	EUR	1,000	1,015

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 44

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Barings Euro CLO BV, Ser 2018-2X, Cl E
8.992%, EUR003M + 5.050%, 10/15/31(B)	EUR	3,000	$3,094
Barings Euro CLO DAC, Ser 2021-2X, Cl E
10.112%, EUR003M + 6.170%, 10/15/34(B)	EUR	2,374	2,327
Barings Euro CLO DAC, Ser 2022-1X, Cl ERR
10.808%, EUR003M + 6.860%, 07/25/35(B)	EUR	1,220	1,270
Barings Euro CLO DAC, Ser 2022-3X, Cl D
7.525%, EUR003M + 3.600%, 07/27/34(B)	EUR	1,000	1,029
Battalion CLO 18, Ser 2021-18A, Cl ER
12.286%, TSFR3M + 6.972%, 10/15/36(A) (B)		2,000	1,847
Battalion CLO X, Ser 2021-10A, Cl DR2
12.190%, TSFR3M + 6.872%, 01/25/35(A) (B)		2,750	2,480
Battalion CLO XIV, Ser 2021-14A, Cl ER
12.439%, TSFR3M + 7.122%, 01/20/35(A) (B)		3,500	3,187
Birch Grove CLO 2, Ser 2021-2A, Cl E
12.521%, TSFR3M + 7.212%, 10/19/34(A) (B)		3,750	3,723
Birch Grove CLO 3, Ser 2021-3A, Cl E
12.551%, TSFR3M + 7.242%, 01/19/35(A) (B)		4,000	3,793
Birch Grove CLO 7, Ser 2023-7A, Cl E
14.018%, TSFR3M + 8.640%, 10/20/36(A) (B)		1,100	1,103
Blackrock European CLO DAC, Ser 2018-1X, Cl FR
10.540%, EUR003M + 6.600%, 03/15/31(B)	EUR	1,750	1,749
Blackrock European CLO III DAC, Ser 2021-3X, Cl ER
10.033%, EUR003M + 6.130%, 07/19/35(B)	EUR	3,750	$3,881
Blackrock European CLO IX DAC, Ser 2019-9X, Cl F
12.860%, EUR003M + 8.920%, 12/15/32(B)	EUR	1,250	1,223
Bluemountain Euro CLO DAC, Ser 2021-2X, Cl D
7.042%, EUR003M + 3.100%, 10/15/35(B)	EUR	1,150	1,200
Bosphorus CLO VI DAC, Ser 2021-6X, Cl E
9.745%, EUR003M + 5.800%, 05/25/34(B)	EUR	2,500	2,562
Bridgepoint CLO 2 DAC, Ser 2021-2X, Cl A
4.842%, EUR003M + 0.900%, 04/15/35(B)	EUR	5,400	5,730
BSL CLO 3, Ser 2021-3A, Cl E
12.529%, TSFR3M + 7.212%, 10/20/34(A) (B)		2,000	1,930
Cairn CLO XI DAC, Ser 2019-11X, Cl E
10.712%, EUR003M + 6.770%, 07/15/32(B)	EUR	5,850	6,215
Cairn CLO XII DAC, Ser 2021-12X, Cl AR
4.932%, EUR003M + 0.990%, 07/15/34(B)	EUR	3,400	3,623
Cairn CLO XIII DAC, Ser 2021-13X, Cl E
10.090%, EUR003M + 6.120%, 10/20/33(B)	EUR	1,000	1,034
Cairn CLO XIV DAC, Ser 2021-14X, Cl A
4.925%, EUR003M + 1.000%, 10/29/34(B)	EUR	2,000	2,133
Cairn CLO XIV DAC, Ser 2021-14X, Cl E
10.035%, EUR003M + 6.110%, 10/29/34(B)	EUR	1,000	1,049
Capital Four CLO I DAC, Ser 2019-1X, Cl E
10.412%, EUR003M + 6.470%, 01/15/33(B)	EUR	1,500	1,590

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 45

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Carlyle Euro CLO DAC, Ser 2021-1X, Cl DR
10.412%, EUR003M + 6.470%, 07/15/34(B)	EUR	1,650	$1,704
Carlyle Euro CLO DAC, Ser 2022-3X, Cl C
7.401%, EUR003M + 3.500%, 02/15/36(B)	EUR	1,350	1,376
Carlyle Euro CLO DAC, Ser 2022-3X, Cl D
10.361%, EUR003M + 6.460%, 02/15/36(B)	EUR	2,700	2,710
Carlyle Global Market Strategies Euro CLO, Ser 2020-1X, Cl DR
9.442%, EUR003M + 5.500%, 01/16/33(B)	EUR	2,000	2,039
Carlyle Global Market Strategies Euro CLO DAC, Ser 2018-1X, Cl ER
8.872%, EUR003M + 4.930%, 07/15/31(B)	EUR	3,300	3,394
Carlyle Global Market Strategies Euro CLO DAC, Ser 2018-3X, Cl DR
8.528%, EUR003M + 4.580%, 01/25/32(B)	EUR	2,400	2,457
Carlyle Global Market Strategies Euro CLO DAC, Ser 2022-2X, Cl DRR
10.548%, EUR003M + 6.650%, 11/10/35(B)	EUR	1,450	1,488
Cathedral Lake VI, Ser 2021-6A, Cl E
12.796%, TSFR3M + 7.472%, 04/25/34(A) (B)		1,000	934
Cathedral Lake VIII, Ser 2021-8A, Cl E
13.067%, TSFR3M + 7.752%, 01/20/35(A) (B)		2,000	1,929
CQS US CLO, Ser 2021-1A, Cl DJ
10.559%, TSFR3M + 5.242%, 01/20/35(A) (B)		300	289
CVC Cordatus Loan Fund IV, Ser 2021-4X, Cl FRRR
12.003%, EUR003M + 8.060%, 02/22/34(B)	EUR	615	620
CVC Cordatus Loan Fund XVI DAC, Ser 2019-16X, Cl E
10.628%, EUR003M + 6.700%, 06/17/32(B)	EUR	1,000	$1,069
CVC Cordatus Loan Fund XX DAC, Ser 2021-20X, Cl E
9.532%, EUR003M + 5.610%, 06/22/34(B)	EUR	1,000	1,033
CVC Cordatus Loan Fund XXII DAC, Ser 2021-22X, Cl F
12.720%, EUR003M + 8.780%, 12/15/34(B)	EUR	1,700	1,748
Diameter Capital Clo 2, Ser 2021-2A, Cl D
11.636%, TSFR3M + 6.322%, 10/15/36(A) (B)		2,200	2,140
Diameter Capital CLO 3, Ser 2022-3A, Cl D
12.114%, TSFR3M + 6.800%, 04/15/37(A) (B)		2,600	2,545
Diameter Capital CLO 5, Ser 2023-5A, Cl D
12.884%, TSFR3M + 7.570%, 10/15/36(A) (B)		2,000	2,050
Dryden 29 Euro CLO 2013 BV, Ser 2018-29X, Cl ERR
8.692%, EUR003M + 4.750%, 07/15/32(B)	EUR	911	920
Dryden 32 Euro CLO 2014 BV, Ser 2018-32X, Cl FR
11.171%, EUR003M + 7.270%, 08/15/31(B)	EUR	1,250	1,097
Dryden 35 EURO CLO 2014 BV, Ser 2020-35X, Cl ER
10.258%, EUR003M + 6.330%, 01/17/33(B)	EUR	4,200	4,403
Dryden 66 Euro CLO 2018 DAC, Ser 2018-66X, Cl E
9.304%, EUR003M + 5.410%, 01/18/32(B)	EUR	1,200	1,240
Dryden 69 Euro CLO 2018 DAC, Ser 2021-69X, Cl ER
10.264%, EUR003M + 6.370%, 10/18/34(B)	EUR	4,700	4,809

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 46

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Dryden 88 Euro CLO 2020 DAC, Ser 2021-88X, Cl E
9.980%, EUR003M + 6.010%, 07/20/34(B)	EUR	1,500	$1,518
Dryden 91 Euro CLO 2021 DAC, Ser 2022-91X, Cl E
10.954%, EUR003M + 7.060%, 04/18/35(B)	EUR	1,000	1,049
Euro-Galaxy III CLO DAC, Ser 2021-3X, Cl FRRR
11.925%, EUR003M + 7.980%, 04/24/34(B)	EUR	500	504
Euro-Galaxy V CLO DAC, Ser 2021-5X, Cl ERR
9.721%, EUR003M + 5.820%, 02/15/34(B)	EUR	1,350	1,385
Fair Oaks Loan Funding II DAC, Ser 2021-2X, Cl AR
4.822%, EUR003M + 0.880%, 04/15/34(B)	EUR	3,500	3,719
Fair Oaks Loan Funding III DAC, Ser 2021-3X, Cl AR
4.942%, EUR003M + 1.000%, 10/15/34(B)	EUR	10,000	10,668
Fidelity Grand Harbour Clo 2022-1 Designated Activity, Ser 2024-1A, Cl AR
5.357%, EUR003M + 1.500%, 04/15/37(A) (B)	EUR	5,000	5,394
Fidelity Grand Harbour CLO DAC, Ser 2019-1X, Cl E
9.950%, EUR003M + 6.010%, 03/15/32(B)	EUR	1,000	1,043
Franklin Park Place CLO I, Ser 2022-1A, Cl E
12.814%, TSFR3M + 7.500%, 04/14/35(A) (B)		3,160	3,026
Greywolf CLO II, Ser 2021-1A, Cl DRR
12.627%, TSFR3M + 7.310%, 04/15/34(A) (B)		3,000	2,909
Greywolf CLO III, Ser 2020-3RA, Cl DR
12.498%, TSFR3M + 7.180%, 04/15/33(A) (B)		5,000	4,904
Guggenheim CLO, Ser 2023-2A, Cl E
14.554%, TSFR3M + 9.240%, 01/15/35(A) (B)		$3,000	$3,034
Halseypoint CLO 7, Ser 2023-7A, Cl A
7.568%, TSFR3M + 2.250%, 07/20/36(A) (B)		8,000	8,084
Harriman Park CLO, Ser 2021-1A, Cl ER
11.979%, TSFR3M + 6.662%, 04/20/34(A) (B)		1,300	1,291
Harvest CLO IX DAC, Ser 2017-9X, Cl ER
9.021%, EUR003M + 5.120%, 02/15/30(B)	EUR	1,000	1,062
Harvest CLO XXII DAC, Ser 2019-22X, Cl E
10.052%, EUR003M + 6.110%, 01/15/32(B)	EUR	1,500	1,548
Harvest CLO XXIII DAC, Ser 2020-23X, Cl F
12.280%, EUR003M + 8.310%, 10/20/32(B)	EUR	1,500	1,542
Harvest CLO XXIV DAC, Ser 2021-24X, Cl AR
4.982%, EUR003M + 1.040%, 07/15/34(B)	EUR	5,000	5,337
Hayfin Emerald CLO IV DAC, Ser 2021-4X, Cl DR
7.392%, EUR003M + 3.450%, 10/15/34(B)	EUR	2,255	2,244
Hayfin Emerald CLO VIII DAC, Ser 2021-8X, Cl D
7.432%, EUR003M + 3.500%, 01/17/35(B)	EUR	1,550	1,522
Henley CLO III DAC, Ser 2021-3X, Cl ER
10.238%, EUR003M + 6.290%, 12/25/35(B)	EUR	1,050	1,109
Henley CLO IV DAC, Ser 2021-4X, Cl A
4.848%, EUR003M + 0.900%, 04/25/34(B)	EUR	2,500	2,668
ICG Euro CLO DAC, Ser 2021-1X, Cl E
10.402%, EUR003M + 6.460%, 10/15/34(B)	EUR	2,000	2,091

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 47

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
ICG Euro CLO DAC, Ser 2021-1X, Cl F
12.762%, EUR003M + 8.820%, 10/15/34(B)	EUR	1,000	$1,004
Invesco Euro CLO IV DAC, Ser 2020-4X, Cl A
4.872%, EUR003M + 0.930%, 04/15/33(B)	EUR	3,700	3,953
Jamestown CLO XVII, Ser 2021-17A, Cl E
12.676%, TSFR3M + 7.352%, 01/25/35(A) (B)		4,000	3,842
KKR CLO 14, Ser 2018-14, Cl ER
11.726%, TSFR3M + 6.412%, 07/15/31(A) (B)		2,000	1,971
Logiclane I CLO DAC, Ser 2022-1X, Cl A
4.912%, EUR003M + 0.970%, 03/15/35(B)	EUR	5,000	5,291
Madison Park Euro Funding XII DAC, Ser 2018-12X, Cl EN
9.142%, EUR003M + 5.200%, 10/15/31(B)	EUR	151	156
Madison Park Euro Funding XIV DAC, Ser 2021-14X, Cl FR
12.762%, EUR003M + 8.820%, 07/15/32(B)	EUR	1,770	1,840
Madison Park Euro Funding XVI DAC, Ser 2021-16X, Cl E
9.962%, EUR003M + 6.020%, 05/25/34(B)	EUR	1,000	1,039
Madison Park Euro Funding XX DAC, Ser 2024-20A, Cl AR
5.398%, EUR003M + 1.470%, 04/15/38(A) (B)	EUR	5,000	5,394
Man GLG Euro CLO V DAC, Ser 2018-5X, Cl E
9.800%, EUR003M + 5.860%, 12/15/31(B)	EUR	900	932
Man GLG Euro CLO VI DAC, Ser 2020-6X, Cl E
9.332%, EUR003M + 5.390%, 10/15/32(B)	EUR	1,300	1,329
Marble Point CLO XX, Ser 2021-1A, Cl E
12.687%, TSFR3M + 7.372%, 04/23/34(A) (B)		$1,000	$977
Marble Point CLO XXII, Ser 2021-2A, Cl A
6.786%, TSFR3M + 1.462%, 07/25/34(A) (B)		4,000	3,984
Midocean Credit CLO IX, Ser 2018-9A, Cl E
11.629%, TSFR3M + 6.312%, 07/20/31(A) (B)		1,000	954
MidOcean Credit CLO X, Ser 2021-10A, Cl ER
12.737%, TSFR3M + 7.422%, 10/23/34(A) (B)		3,000	2,780
MidOcean Credit CLO XII, Ser 2023-12A, Cl A1
7.298%, TSFR3M + 2.000%, 04/18/34(A) (B)		7,500	7,498
Northwoods Capital 20, Ser 2021-20A, Cl ER
13.436%, TSFR3M + 8.112%, 01/25/32(A) (B)		2,438	2,401
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl DR
7.220%, EUR003M + 3.250%, 07/22/34(B)	EUR	1,375	1,400
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl ER
10.030%, EUR003M + 6.060%, 07/22/34(B)	EUR	2,300	2,352
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl FR
12.600%, EUR003M + 8.630%, 07/22/34(B)	EUR	3,230	2,888
Northwoods Capital 22, Ser 2024-22A, Cl ERR
13.033%, TSFR3M + 7.700%, 03/16/37(A) (B)		1,000	1,003

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 48

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Northwoods Capital 25, Ser 2021-25A, Cl E
12.719%, TSFR3M + 7.402%, 07/20/34(A) (B)		$2,000	$1,931
Northwoods Capital 27, Ser 2021-27A, Cl E
12.618%, TSFR3M + 7.302%, 10/17/34(A) (B)		1,150	1,058
OAK Hill European Credit Partners V DAC, Ser 2021-5X, Cl DR
7.570%, EUR003M + 3.600%, 01/21/35(B)	EUR	1,350	1,451
OAK Hill European Credit Partners V Designated Activity, Ser 2021-5X, Cl ER
10.340%, EUR003M + 6.370%, 01/21/35(B)	EUR	1,000	1,054
Oaktree CLO, Ser 2022-3A, Cl A2
7.614%, TSFR3M + 2.300%, 07/15/35(A) (B)		4,300	4,309
Oaktree CLO, Ser 2023-1A, Cl A1
7.214%, TSFR3M + 1.900%, 04/15/36(A) (B)		5,000	5,010
OZLM XXIV, Ser 2019-24A, Cl D
12.629%, TSFR3M + 7.312%, 07/20/32(A) (B)		4,000	3,776
Palmer Square Loan Funding 2022-3, Ser 2024-3A, Cl DR
11.221%, TSFR3M + 5.900%, 04/15/31(A) (B)		1,600	1,588
PARK BLUE CLO, Ser 2023-3A, Cl A1
7.318%, TSFR3M + 2.000%, 04/20/36(A) (B)		10,000	10,069
Pikes Peak CLO 14, Ser 2023-14A, Cl A1
7.268%, TSFR3M + 1.950%, 04/20/36(A) (B)		10,900	10,931
Purple Finance CLO 2 DAC, Ser 2019-2X, Cl E
10.370%, EUR003M + 6.400%, 04/20/32(B)	EUR	2,000	$2,095
Rockford Tower Europe CLO DAC, Ser 2019-1X, Cl A
4.890%, EUR003M + 0.920%, 01/20/33(B)	EUR	13,970	14,894
Rockford Tower Europe CLO DAC, Ser 2021-2X, Cl D
7.395%, EUR003M + 3.450%, 01/24/35(B)	EUR	1,350	1,402
Rockford Tower Europe CLO DAC, Ser 2021-2X, Cl E
10.165%, EUR003M + 6.220%, 01/24/35(B)	EUR	2,500	2,589
Rockford Tower Europe CLO DAC, Ser 2021-2X, Cl F
12.845%, EUR003M + 8.900%, 01/24/35(B)	EUR	1,000	968
Sculptor CLO XXIX, Ser 2021-29A, Cl D2
10.449%, TSFR3M + 5.132%, 10/22/34(A) (B)		1,010	971
Sculptor CLO XXVI, Ser 2021-26A, Cl E
12.829%, TSFR3M + 7.512%, 07/20/34(A) (B)		1,800	1,705
Sculptor European CLO II DAC, Ser 2021-2X, Cl DR
7.542%, EUR003M + 3.600%, 04/15/34(B)	EUR	1,000	1,070
Sculptor European CLO II DAC, Ser 2021-2X, Cl ER
9.832%, EUR003M + 5.890%, 04/15/34(B)	EUR	1,100	1,152
Sculptor European CLO VI DAC, Ser 2021-6X, Cl DR
7.342%, EUR003M + 3.400%, 10/15/34(B)	EUR	1,350	1,411
Sculptor European CLO VII DAC, Ser 2020-7X, Cl F
12.322%, EUR003M + 8.380%, 01/15/34(B)	EUR	255	259

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 49

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Sculptor European CLO VIII DAC, Ser 2021-8X, Cl E
10.102%, EUR003M + 6.170%, 07/17/34(B)	EUR	1,000	$1,053
Segovia European CLO DAC, Ser 2022-3X, Cl ER
10.308%, EUR003M + 6.360%, 01/25/35(B)	EUR	1,000	1,052
Sound Point CLO XXVIII, Ser 2020-3A, Cl A1
6.866%, TSFR3M + 1.542%, 01/25/32(A) (B)		10,000	9,998
St. Paul’s CLO III-R DAC, Ser 2018-3RX, Cl ER
8.372%, EUR003M + 4.430%, 01/15/32(B)	EUR	5,366	5,273
St. Paul’s CLO VI DAC, Ser 2021-6X, Cl ERR
10.215%, EUR003M + 6.300%, 05/20/34(B)	EUR	1,000	1,058
St. Paul’s CLO VII DAC, Ser 2021-7X, Cl ERR
10.014%, EUR003M + 6.120%, 07/18/34(B)	EUR	4,000	4,144
St. Paul’s CLO VIII DAC, Ser 2017-8X, Cl E
8.532%, EUR003M + 4.600%, 07/17/30(B)	EUR	2,800	2,886
St. Paul’s CLO X DAC, Ser 2021-10X, Cl DR
7.720%, EUR003M + 3.750%, 04/22/35(B)	EUR	250	265
St. Paul’s CLO X DAC, Ser 2021-10X, Cl ER
10.330%, EUR003M + 6.360%, 04/22/35(B)	EUR	2,360	2,476
St. Paul’s CLO XII DAC, Ser 2020-12X, Cl E
9.262%, EUR003M + 5.320%, 04/15/33(B)	EUR	1,710	1,735
TCW CLO, Ser 2021-1A, Cl E
11.399%, TSFR3M + 6.082%, 03/18/34(A) (B)		2,300	2,091
Tikehau CLO II BV, Ser 2021-2X, Cl ER
10.246%, EUR003M + 6.320%, 09/07/35(B)	EUR	1,000	1,046
Tikehau CLO VI DAC, Ser 2021-6X, Cl E
10.262%, EUR003M + 6.320%, 01/15/35(B)	EUR	1,100	$1,160
Toro European CLO 2 DAC, Ser 2021-2X, Cl ERR
10.418%, EUR003M + 6.470%, 07/25/34(B)	EUR	2,000	2,065
Toro European CLO 3 DAC, Ser 2021-3X, Cl ERR
10.242%, EUR003M + 6.300%, 07/15/34(B)	EUR	2,000	2,084
Toro European CLO 6 DAC, Ser 2019-6X, Cl E
10.426%, EUR003M + 6.490%, 01/12/32(B)	EUR	1,207	1,242
Toro European CLO 7 DAC, Ser 2020-7X, Cl E
11.061%, EUR003M + 7.160%, 02/15/34(B)	EUR	1,000	1,056
Trimaran Cavu, Ser 2019-1A, Cl E
12.619%, TSFR3M + 7.302%, 07/20/32(A) (B)		1,800	1,760
Trimaran Cavu, Ser 2019-2A, Cl D
12.510%, TSFR3M + 7.212%, 11/26/32(A) (B)		1,750	1,704
Trimaran Cavu, Ser 2021-3A, Cl E
12.930%, TSFR3M + 7.632%, 01/18/35(A) (B)		2,000	1,989
Trimaran Cavu, Ser 2023-2A, Cl E
13.473%, TSFR3M + 8.050%, 10/20/36(A) (B)		1,000	1,023
Wind River CLO, Ser 2021-1KRA, Cl FR2
13.476%, TSFR3M + 8.162%, 10/15/34(A) (B)		1,000	747

Total Mortgage-Backed Securities
Cost ($356,462)			353,140

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 50

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Loan Participations [17.4%]
Aerospace and Defense [0.3%]
Cobham Ultra SeniorCo S.a r.l., Facility B (USD), 1st Lien
9.012%, CME Term SOFR + 3.500%, 08/03/29(B)	$1,030	$1,010
Peraton Corp., Term B Loan, 1st Lien
9.180%, CME Term SOFR + 3.750%, 02/01/28(B)	1,753	1,750
Peraton Corp., Term B-1 Loan, 2nd Lien
13.176%, CME Term SOFR + 7.750%, 02/01/29(B)	508	508
Spirit Aerosystems, Inc. (fka Mid-Western Aircraft Systems, Inc and Onex Wind Finance LP.), 2022 Refinancing Term Loan
8.441%, CME Term SOFR + 4.500%, 04/01/28(B)	1,229	979
Spirit Aerosystems, Inc., 2022 Refinancing Term Loan, 1st Lien
9.563%, CME Term SOFR + 4.250%, 11/08/27(B)	720	723
TransDigm, Term Loan K, 1st Lien
8.059%, 02/22/30	500	501

Total Aerospace and Defense		5,471

Automobile [0.0%]
CWGS Group, LLC, Initial Term Loan, 1st Lien
7.943%, CME Term SOFR + 2.500%, 06/03/28(B)	851	829

Automotive [0.0%]
Phinia Inc., Term Loan B
9.426%, 06/08/28	998	996

Banking [0.0%]
Nexus Buyer LLC, Amendment No. 5 Term Loan, 1st Lien
9.827%, CME Term SOFR + 4.500%, 12/13/28(B)	$620	$615
Nexus Buyer LLC, Term Loan, 1st Lien
9.177%, CME Term SOFR + 3.750%, 11/09/26(B)	401	399

Total Banking		1,014

Beverage, Food and Tobacco [0.1%]
Naked Juice LLC, Initial Term Loan, 1st Lien
8.659%, CME Term SOFR + 3.250%, 01/24/29(B)	555	518
Sigma Holdco B.V., Facility B6 (EUR), 1st Lien
8.882%, Euribor + 5.000%, 01/02/28(B)	1,000	1,062
Whole Earth Brands, Inc., Term Loan, 1st Lien
9.998%, CME Term SOFR + 4.500%, 02/02/28(B)	497	494

Total Beverage, Food and Tobacco		2,074

Broadcasting [0.0%]
Sinclair Television Group, Inc., Tranche B-2b Term Loan, 1st Lien
7.941%, LIBOR + 2.500%, 09/30/26	120	114

Broadcasting and Entertainment [1.0%]
Allen Media, LLC, Initial Term Loan (2021), 1st Lien
10.959%, CME Term SOFR + 5.500%, 02/10/27(B)	640	556
Altice Financing S.A., 2022 Refinancing Dollar Commitments, 1st Lien
10.314%, CME Term SOFR + 5.000%, 10/31/27(B)	3,075	2,875

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 51

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Altice Financing, Term Loan, 1st Lien
8.942%, 10/31/27	$1,498	$1,449
Altice France S.A., EUR TLB-[14] Loan, 1st Lien
9.442%, EURIBOR + 5.500%, 08/15/28(B)	985	822
Altice France S.A., USD TLB-[14] Loan, 1st Lien
10.814%, CME Term SOFR + 5.500%, 08/15/28(B)	2,387	1,887
Charter Communications Operating, LLC, Term B-4 Loan, 1st Lien
7.329%, 12/07/30	1,170	1,158
CMG Media Corporation, 2021 Term B Loan, 1st Lien
8.909%, CME Term SOFR + 3.500%, 12/17/26(B)	782	679
CSC Holdings, LLC, 2022 Refinancing Term Loan, 1st Lien
9.825%, CME Term SOFR + 4.500%, 01/18/28(B)	2,000	1,921
CSC Holdings, LLC, September 2019 Initial Term Loan, 1st Lien
7.940%, Syn LIBOR + 2.500%, 04/15/27(B)	125	112
DIRECTV Financing, LLC, 2024 Refinancing Term B Loan, 1st Lien
10.695%, CME Term SOFR + 5.250%, 08/02/29(B)	1,146	1,144
Gray Television, Cov-Lite Term Loan D, 1st Lien
8.440%, 12/01/28	2,000	1,870
StubHub Holdco Sub, LLC, Extended USD Term B Loan, 1st Lien
10.075%, CME Term SOFR + 4.750%, 03/15/30(B)	225	225
Univision Communications Inc., 2021 Replacement Converted First-Lien Term Loan, 1st Lien
8.691%, CME Term SOFR + 3.250%, 03/15/26(B)	793	794
Virgin Media Bristol LLC, Facility Q, 1st Lien
8.575%, CME Term SOFR + 3.250%, 01/31/29(B)	$1,825	$1,805
Virgin Media Bristol LLC, Facility Y, 1st Lien
8.790%, CME Term SOFR + 3.250%, 03/31/31(B)	200	197
Virgin Media Ireland Limited, Facility B1, 1st Lien
7.359%, EURIBOR + 3.500%, 07/15/29(B)	1,000	1,053
Virgin Media SFA, Term Loan, 1st Lien
8.662%, 12/31/29	1,000	1,040
Ziggo Financing Partnership, Term Loan I Facility, 1st Lien
7.940%, LIBOR + 2.500%, 04/30/28(B)	595	586

Total Broadcasting and Entertainment		20,173

Buildings and Real Estate [0.3%]
Cushman & Wakefield U.S. Borrower, LLC, 2023-2 Refinancing Term Loan, 1st Lien
9.330%, CME Term SOFR + 4.000%, 01/31/30(B)	800	801
Forest City Enterprises, L.P., Replacement Term Loan, 1st Lien
8.945%, CME Term SOFR + 3.500%, 12/08/25(B)	700	668
Mannington Mills, Inc., Tranche B-1 Loan, 1st Lien
9.360%, CME Term SOFR + 3.750%, 08/06/26(B)	894	848
Oscar AcquisitionCo, LLC, Term B Loan, 1st Lien
9.902%, CME Term SOFR + 4.500%, 04/29/29(B)	1,289	1,291

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 52

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Smyrna Ready Mix Concrete, LLC, 2023 Refinancing Term Loan, 1st Lien
8.829%, CME Term SOFR + 3.500%, 04/02/29(B)		$412	$415
TAMKO Building Products LLC, 2023 Term Loan, 1st Lien
8.833%, CME Term SOFR + 3.500%, 09/20/30(B)		499	498
Trulite Holding Corp., Initial Term Loans, 1st Lien
11.326%, CME Term SOFR + 6.000%, 03/01/30(B)		555	553

Total Buildings and Real Estate			5,074

Business Equipment & Services [0.0%]
Emerald X, Inc., Initial Term Loan
10.427%, 06/02/26(B)		597	599

Cargo Transport [0.5%]
Boluda Towage, Term Loan, 1st Lien
0.000%, 01/31/30(G)		1,000	1,077
Daseke Companies, Inc., Initial Term Loan (2021), 1st Lien
11.500%, PRIME + 3.000%, 03/09/28(B)		789	789
Delos Aircraft Designated Activity Company, Term Loan (2023), 1st Lien
7.348%, CME Term SOFR + 2.000%, 10/14/27(B)		770	771
Dynasty Acquisition Co., Inc., 2023 Specified Refinancing Term B-1 Loan, 1st Lien
9.326%, CME Term SOFR + 4.000%, 08/24/28(B)		1,008	1,009
Dynasty Acquisition Co., Inc., 2023 Specified Refinancing Term B-2 Loan, 1st Lien
9.326%, CME Term SOFR + 4.000%, 08/24/28(B)		$432	$432
GN Loanco, LLC, Term B Loan, 1st Lien
9.827%, CME Term SOFR + 4.500%, 12/19/30(B)		803	791
LaserShip, Inc., Initial Loan, 2nd Lien
13.071%, CME Term SOFR + 7.500%, 05/07/29(B)		645	525
LaserShip, Inc., Initial Term Loan, 1st Lien
10.071%, CME Term SOFR + 4.500%, 05/07/28(B)		826	768
Rand Parent, LLC, Term B Loan, 1st Lien
9.559%, CME Term SOFR + 4.250%, 03/17/30(B)		1,349	1,349
Rubix Group Finco Limited, Facility B2, 1st Lien
8.149%, Euribor + 4.250%, 09/30/26(B)		1,000	1,076
Winterfell Financing S.a r.l., Facility B, 1st Lien
7.323%, EURIBOR + 3.425%, 05/04/28(B)	EUR	1,500	1,497

Total Cargo Transport			10,084

Chemicals, Plastics and Rubber [1.0%]
ARC Falcon I Inc., Initial Term Loan, 1st Lien
8.926%, LIBOR + 3.750%, 09/22/28(B)		1,963	1,959
Cyanco Intermediate 2 Corp., Initial Term Loan, 1st Lien
10.077%, CME Term SOFR + 4.750%, 07/10/28(B)		879	881
Flint Group, Term Loan
9.827%, 12/31/26		636	598
5.677%, 12/31/27		319	250

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 53

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Granite FR Bidco, Term Loan, 1st Lien
8.935%, 10/17/28	$1,000	$1,070
Herens Holdco S.a r.l., Facility B (EUR), 1st Lien
7.827%, Euribor + 3.925%, 07/03/28(B)	1,000	994
Hexion Holdings Corporation, Initial Term Loan, 2nd Lien
12.868%, CME Term SOFR + 7.438%, 03/15/30(B)	695	612
ILPEA Parent Inc., Term Loan, 1st Lien
9.944%, CME Term SOFR + 4.500%, 06/22/28(B)	442	439
INEOS Enterprises Holdings US Finco LLC, 2030 Tranche B Dollar Term Loan, 1st Lien
9.193%, CME Term SOFR + 3.750%, 07/08/30(B)	615	614
INEOS Enterprises Holdings US Finco LLC, 2030 Tranche B Euro Term Loan, 1st Lien
7.955%, Euribor + 4.000%, 07/08/30(B)	1,000	1,074
INEOS Finance PLC, Term Loan, 1st Lien
0.000%, 01/31/31(G)	1,000	1,073
INEOS Quattro Holdings UK Limited, 2029 Tranche B Dollar Term Loan, 1st Lien
9.680%, CME Term SOFR + 4.250%, 04/02/29(B)	520	518
INEOS US Finance LLC, 2031 Dollar Term Loan, 1st Lien
9.080%, CME Term SOFR + 3.750%, 02/07/31(B)	1,495	1,496
PMHC II, Inc., Initial Term Loan, 1st Lien
9.723%, CME Term SOFR + 4.250%, 04/23/29(B)	437	432
Root Bidco Sarl, Term Loan, 1st Lien
9.116%, 09/29/27	$1,000	$1,075
Sirona Bidco, Term Loan, 1st Lien
8.432%, 10/20/28	2,500	2,264
Timber Servicios Empresariales, S.A., Facility B, 1st Lien
8.708%, EURIBOR + 4.850%, 03/30/29(B)	1,000	1,014
Trinseo Materials Operating S.C.A., 2021 Incremental Term Loan, 1st Lien
8.105%, CME Term SOFR + 2.500%, 05/03/28(B)	746	551
Tronox Finance LLC, 2023 Incremental Term Loan, 1st Lien
8.827%, CME Term SOFR + 3.500%, 08/16/28(B)	720	720
Vantage Specialty Chemicals, Inc., 2023 Incremental Term Loan, 1st Lien
10.068%, CME Term SOFR + 4.750%, 10/26/26(B)	950	937
Windsor Holdings III, LLC, 2024 Dollar Refinancing Term B Loan, 1st Lien
9.326%, CME Term SOFR + 4.000%, 08/01/30(B)	853	855
Windsor Holdings III, LLC, 2024 Euro Refinancing Term B Loan, 1st Lien
7.862%, Euribor + 4.000%, 08/01/30(B)	1,000	1,077

Total Chemicals, Plastics and Rubber		20,503

Consumer Discretionary [0.1%]
Camping World, Term Loan, 1st Lien
10.248%, 06/03/28	665	666

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 54

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Thomson Learning, Cov-Lite Term Loan B, 1st Lien
9.579%, 03/18/31	$590	$589

Total Consumer Discretionary		1,255

Consumer Products [0.1%]
Stiga SPA, Term Loan B-1, 1st Lien
8.776%, 03/02/26	2,584	2,592

Consumer Staples [0.1%]
Artisan Newco, Term Loan, 1st Lien
8.145%, 02/12/29	980	1,055

Containers, Packaging and Glass [0.2%]
Kleopatra Finco S.a r.l., Facility B (EUR), 1st Lien
8.643%, EURIBOR + 4.725%, 02/12/26(B)	1,000	940
Kleopatra Finco S.a r.l., Facility B (USD), 1st Lien
10.268%, CME Term SOFR + 4.725%, 02/12/26(B)	1,001	939
Pregis TopCo LLC, Initial Term Loan, 1st Lien
9.080%, CME Term SOFR + 3.750%, 07/31/26(B)	1,500	1,501
Trident TPI Holdings, Inc., Tranche B-5 Initial Term Loan Retired 04/01/2024, 1st Lien
9.809%, CME Term SOFR + 4.500%, 09/15/28(B)	600	600

Total Containers, Packaging and Glass		3,980

Diversified Natural Resources, Precious Metals and Minerals [0.1%]
Domtar Corporation, Initial Term Loan, 1st Lien
10.943%, LIBOR + 5.500%, 11/30/28(B)	694	677
Mativ Holdings, Inc., Term B Loan, 1st Lien
9.195%, CME Term SOFR + 3.750%, 04/20/28(B)	$532	$531

Total Diversified Natural Resources, Precious Metals and Minerals		1,208

Diversified/Conglomerate Service [0.8%]
Amentum Government Services Holdings LLC, Tranche 3 Term Loan, 1st Lien
9.329%, CME Term SOFR + 4.000%, 02/15/29(B)	1,724	1,726
Apex Group Treasury Limited, EUR Term Loan, 1st Lien
7.895%, EURIBOR + 4.000%, 07/27/28(B)	1,000	1,075
Apex Group Treasury Limited, USD Term Loan, 1st Lien
9.326%, CME Term SOFR + 3.750%, 07/27/28(B)	669	667
Boost Newco Borrower, LLC, Initial USD Term Loan, 1st Lien
8.309%, CME Term SOFR + 3.000%, 01/31/31(B)	650	652
Employbridge Holding Company, Term B Loan, 1st Lien
10.343%, CME Term SOFR + 4.750%, 07/19/28(B)	1,173	973
Inspired Finco Holdings Limited, Facility B5(A), 1st Lien
7.830%, Euribor + 4.000%, 02/28/31(B)	699	752
Mermaid Bidco Inc., Additional Term Facility (USD), 1st Lien
9.581%, CME Term SOFR + 4.250%, 12/22/27(B)	495	496

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 55

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
9.855%, CME Term SOFR + 4.250%, 09/01/28(B)	$1,256	$1,212
OMNIA Partners, LLC , Initial Term Loan (2024), 1st Lien
9.074%, CME Term SOFR + 3.750%, 07/25/30(B)	780	783
Physician Partners, LLC, Initial Term Loan, 1st Lien
9.463%, CME Term SOFR + 4.000%, 12/23/28(B)	911	676
Signal Parent, Inc., Initial Term Loan, 1st Lien
8.926%, CME Term SOFR + 3.500%, 03/25/28(B)	845	799
TMS International Corporation, Term B-5 Loan, 1st Lien
9.593%, CME Term SOFR + 4.250%, 03/02/30(B)	521	523
TRC Companies LLC, Initial Term Loan, 1st Lien
9.192%, CME Term SOFR + 3.750%, 12/08/28(B)	693	690
Unique BidCo AB, Facility B Loan, 1st Lien
9.112%, EURIBOR + 5.250%, 03/16/29(B)	1,000	1,048
United Talent Agency, LLC, Term B Loan, 1st Lien
9.445%, CME Term SOFR + 4.000%, 07/07/28(B) (E)	657	657
Venga Finance S.a r.l., Initial Dollar Term Loan, 1st Lien
10.355%, CME Term SOFR + 4.750%, 06/28/29(B)	1,639	1,634
ZF Invest, Senior Facility B, 1st Lien
7.411%, EURIBOR + 3.475%, 07/12/28(B)	$1,000	$1,054

Total Diversified/Conglomerate Service		15,417

Ecological [0.1%]
Consolidated Energy Finance S.A., 2024 Incremental Term Loan, 1st Lien
9.827%, CME Term SOFR + 4.500%, 11/15/30(B)	1,105	1,066

Electronics [0.9%]
Adeia Inc., Initial Term B Loan, 1st Lien
8.945%, CME Term SOFR + 3.500%, 06/08/28(B)	1,678	1,678
Aretec Group, Inc. (fka RCS Capital Corporation), Term B-1 Loan, 1st Lien
9.927%, CME Term SOFR + 4.500%, 08/09/30(B)	2,389	2,401
Conduent Business Services, LLC, Initial Term B Loan, 1st Lien
9.692%, CME Term SOFR + 4.250%, 10/16/28(B)	842	840
Evercommerce Solutions Inc., Term Loan, 1st Lien
8.445%, CME Term SOFR + 3.000%, 07/06/28(B)	914	913
Instructure Holdings, Inc., Initial Term Loan, 1st Lien
8.355%, CME Term SOFR + 2.750%, 10/30/28(B)	712	712
ION Trading Finance Limited, Initial Euro Term Loan (2021), 1st Lien
8.152%, EURIBOR + 4.250%, 03/26/28(B)	1,922	1,998

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 56

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
LSF9 Atlantis Holdings, LLC, First Amendment Incremental Term Loan, 1st Lien
11.830%, CME Term SOFR + 6.500%, 03/31/29(B)	$621	$624
McAfee Corp., Tranche B-1 Term Loan, 1st Lien
9.176%, CME Term SOFR + 3.750%, 03/01/29(B)	502	500
MH Sub I, LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, 1st Lien
9.580%, CME Term SOFR + 4.250%, 05/03/28(B)	397	394
Nobel Bidco B.V., Facility B, 1st Lien
7.475%, EURIBOR + 3.500%, 06/09/28(B)	1,500	1,548
Open Text Corporation, 2023 Replacement Term Loan, 1st Lien
8.177%, CME Term SOFR + 2.750%, 01/31/30(B)	1,482	1,483
Priority Holdings, LLC, Initial Term Loan, 1st Lien
11.195%, CME Term SOFR + 5.750%, 04/27/27(B)	1,112	1,109
Rackspace Technology Global, Inc., 2021 Term B Loan, 1st Lien
8.184%, CME Term SOFR + 2.750%, 02/15/28(B)	1,896	588
Sabre GLBL Inc., 2021 Other Term B-1 Loan, 1st Lien
8.945%, CME Term SOFR + 3.500%, 12/17/27(B)	103	87
Sabre GLBL Inc., 2021 Other Term B-2 Loan, 1st Lien
8.945%, CME Term SOFR + 3.500%, 12/17/27(B)	162	136
Sabre GLBL Inc., 2022 Term B-2 Loan, 1st Lien
10.430%, CME Term SOFR + 5.000%, 06/30/28(B)	$821	$712
Snap One Holdings Corp., Initial Term Loan, 1st Lien
9.952%, CME Term SOFR + 4.500%, 12/08/28(B)	1,130	1,127
TTM Technologies, Inc., Term B Loan, 1st Lien
8.076%, CME Term SOFR + 2.750%, 05/23/30(B)	892	892
UPC Financing Partnership , Facility AX, 1st Lien
8.440%, CME Term SOFR + 3.000%, 01/31/29(B)	1,000	995

Total Electronics		18,737

Electronics/electrical [0.0%]
Capstone Borrower, Inc., Initial Term Loan
9.098%, 05/17/30	798	799

Energy [0.1%]
Arclight, Term Loan B, 1st Lien
8.829%, 04/13/28	1,303	1,305
Tallgrass Energy, Term Loan, 1st Lien
10.080%, 02/22/29	720	717

Total Energy		2,022

Finance (including structured products) [0.7%]
AI Silk Midco Limited, Facility B, 1st Lien
8.937%, Euribor + 5.000%, 02/24/31(B)	1,500	1,568
Blackhawk Network Holdings, Inc., Additional Term B-1 Loan, 1st Lien
10.327%, CME Term SOFR + 5.000%, 03/12/29(B)	595	595

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 57

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Citadel Securities LP, Term Loan, 1st Lien
7.577%, CME Term SOFR + 2.250%, 07/29/30(B)	$1,029	$1,027
CTC Holdings, L.P., Term Loan, 1st Lien
10.476%, CME Term SOFR + 5.000%, 02/20/29(B)	732	728
DRW Holdings, LLC, Initial Term Loan, 1st Lien
9.195%, CME Term SOFR + 3.750%, 03/01/28(B)	990	989
FinCo I LLC, 2023 Initial Refinancing Term Loan, 1st Lien
8.313%, CME Term SOFR + 3.000%, 06/27/29(B)	657	657
FINThrive Software Intermediate Holdings, Inc., Initial Loan, 2nd Lien
12.192%, CME Term SOFR + 6.750%, 12/17/29(B)	385	240
FINThrive Software Intermediate Holdings, Inc., Initial Term Loan, 1st Lien
9.424%, CME Term SOFR + 4.000%, 12/18/28(B)	565	474
Geon Performance Solutions, LLC, Initial Term Loan, 1st Lien
10.360%, CME Term SOFR + 4.750%, 08/18/28(B)	1,156	1,156
HighTower Holding, LLC, Initial Term Loan, 1st Lien
9.586%, CME Term SOFR + 4.000%, 04/21/28(B)	876	876
Hudson River Trading LLC, Term Loan, 1st Lien
8.445%, CME Term SOFR + 3.000%, 03/20/28(B)	414	411
Jane Street Group, Repricing Term Loan
7.942%, 01/26/28(B)	$548	$548
LendingTree, Inc., Initial Term B Loan, 1st Lien
9.191%, CME Term SOFR + 3.750%, 08/25/28(B)	969	912
LSF11 A5 Holdco LLC, Term Loan B, 1st Lien
9.676%, 10/15/28	498	498
Quirch Foods Holdings, LLC, 2022-1 Incremental Term Loan, 1st Lien
10.324%, CME Term SOFR + 4.750%, 10/27/27(B)	972	974
Red Planet Borrower, LLC, Initial Term Loan, 1st Lien
9.177%, CME Term SOFR + 3.750%, 10/02/28(B)	995	977
VFH Parent LLC, Initial Term Loan, 1st Lien
8.430%, CME Term SOFR + 3.000%, 01/13/29(B)	959	957

Total Finance (including structured products)		13,587

Financial intermediaries [0.0%]
Helix Gen Funding, LLC, Term Loan
10.098%, 12/03/27	949	954

Financials [0.7%]
Advisor Group Holdings, Term Loan, 1st Lien
0.000%, 08/17/28(G)	655	657
Altisource Term Loan B (2018)
10.448%, 04/30/25	624	299
Autokiniton Group, Tem Loan
9.441%, 04/06/28	990	992
Compass III, Term Loan, 1st Lien
8.928%, 05/09/28	309	330
Dedalus, Term Loan, 1st Lien
7.641%, 07/17/27	1,000	1,052

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 58

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
EIG Management, Term Loan B, 1st Lien
9.176%, 01/31/25		$912	$911
First Eagle, Extended Cov-Lite Term Loan B, 1st Lien
8.334%, 02/22/29		540	534
Napa Management, Cov-Lite Term Loan B, 1st Lien
10.683%, 02/23/29		442	416
Poseidon Bidco, Term Loan, 1st Lien
0.000%, 02/22/30(G)		1,000	1,058
Radar Bidco, Term Loan, 1st Lien
0.000%, 03/27/31(G)		1,000	—
Ren10 Holding, Term Loan, 1st Lien
8.423%, 07/05/30		1,000	1,075
Shilton Bidco, Term Loan, 1st Lien
7.902%, 01/13/27		1,000	1,076
Superannuation and Investments, Term Loan, 1st Lien
9.195%, 12/01/28		764	764
Tate & Lyle, Term Loan
8.941%, 04/01/29		655	654
Trevise Holding, Term Loan, 1st Lien
8.112%, 07/09/29		1,000	1,081
Truist Insurance, Term Loan B, 1st Lien
0.000%, 03/24/31(G)		395	394
Truist Insurance, Term Loan, 1st Lien
0.000%, 03/08/32(G)		785	789
Zara UK Midco LTD, Term Loan
9.582%, 08/01/28		845	795

Total Financials			12,877

Gaming [0.1%]
Scientific Games, Term Loan, 1st Lien
7.679%, 02/04/29		1,000	1,072

Government [0.1%]
Japan Paris Club, Term Loan, 1st Lien
0.000%, 01/10/28(G)	JPY	200,000	1,044

Healthcare [1.0%]
Alloheim, Term Loan, 1st Lien
0.000%, 05/20/28(G)		$1,500	$1,606
Auris Luxembourg III S.a r.l., Facility B1A, 1st Lien
8.026%, Euribor + 4.000%, 07/24/25(B)	EUR	2,000	2,149
Auris Luxembourg, Term Loan, 1st Lien
0.000%, 02/27/29(G)		1,000	1,075
Chrome Bidco, Facility B, 1st Lien
7.530%, EURIBOR + 3.250%, 05/12/28(B)		2,500	2,477
Cidron Ollopa Holding B.V., Facility B, 1st Lien
6.830%, EURIBOR + 3.250%, 04/16/25(B)	EUR	1,437	1,548
Domus VI
7.162%, 10/31/26		1,000	984
Envalior Finance GmbH, Facility B1 (EUR)
9.412%, 03/28/30		1,000	994
Gesundheits GmbH Term Loan
7.830%, 07/30/26	EUR	2,000	1,386
Indivior, Term Loan B, 1st Lien
10.860%, 06/26/26		770	765
Inovie Group, Term Loan, 1st Lien
7.902%, 03/03/28		2,000	2,090
Mediq BV, Term Loan, 1st Lien
7.403%, 03/03/28		1,000	1,037
OneDigital Borrower LLC, 2021 Term Loan, 1st Lien
9.680%, CME Term SOFR + 4.250%, 11/16/27(B)		899	897
PetIQ, Term Loan, 1st Lien
10.167%, 04/07/28(B)		1,019	1,009
Sotera Health, Term Loan, 1st Lien
9.079%, 12/11/26		731	728
TakeCare Bidco SAS, Term Loan, 1st Lien
7.827%, 05/26/28		1,000	1,078

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 59

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
TTF/Soliant Health, Cov-Lite Term Loan, 1st Lien
9.441%, 03/31/28	$733	$733

Total Healthcare		20,556

Healthcare, Education and Childcare [0.9%]
AHP Health Partners, Inc., Initial Term Loan, 1st Lien
8.942%, CME Term SOFR + 3.500%, 08/24/28(B)	990	991
ASP Dream Acquisition Co LLC, Initial Term Loan, 1st Lien
9.430%, CME Term SOFR + 4.000%, 12/15/28(B)	265	265
Bach Finance Limited, Existing Dollar Term Loan, 1st Lien
9.343%, CME Term SOFR + 4.000%, 01/31/28(B)	665	666
BVI Medical, Inc., Term B Loan, 1st Lien
7.401%, Euribor + 3.500%, 03/02/26(B)	1,000	958
CAB, Facility B, 1st Lien
7.395%, EURIBOR + 3.500%, 01/28/28(B)	1,000	1,032
Catalent Pharma Solutions, Inc., Dollar Term B-4 Loan, 1st Lien
8.329%, CME Term SOFR + 3.000%, 02/22/28(B)	500	501
Cheplapharm Arzneimittel GmbH, Facility B, 1st Lien
7.942%, EURIBOR + 4.000%, 02/22/29(B)	2,000	2,160
Devry Education, Cove-Lite Term Loan B, 1st Lien
8.826%, 08/12/28	580	582
Elsan SAS , Facility B5, 1st Lien
7.390%, EURIBOR + 3.350%, 06/16/28(B)	1,000	1,061
Europa University Education Group, S.L.U., Facility B4, 1st Lien
8.499%, Euribor + 4.500%, 10/23/29(B)	$1,000	$1,075
Fortrea Holdings Inc., Initial Term B Loan, 1st Lien
9.080%, CME Term SOFR + 3.750%, 07/01/30(B)	796	798
Houghton Mifflin Harcourt Company, Term B Loan, 1st Lien
10.677%, CME Term SOFR + 5.250%, 04/09/29(B)	706	699
Inspired Education, Term Loan, 1st Lien
0.000%, 02/17/31(G)	301	324
Medical Solutions Holdings, Inc., Initial Term Loan, 1st Lien
8.677%, CME Term SOFR + 3.250%, 11/01/28(B)	905	806
National Mentor Holdings, Inc., Initial Term C Loan, 1st Lien
9.159%, CME Term SOFR + 3.750%, 03/02/28(B)	13	13
National Mentor Holdings, Inc., Initial Term Loan, 1st Lien
9.159%, CME Term SOFR + 3.750%, 03/02/28(B)	640	602
Nord Anglia, Incremental Cov-Lite Term Laon B, 1st Lien
9.074%, 02/12/31	315	315
Organon & Co., Dollar Term Loan, 1st Lien
8.433%, CME Term SOFR + 3.000%, 06/02/28(B)	1,646	1,651
Star Parent, Inc., Term Loan, 1st Lien
9.309%, CME Term SOFR + 4.000%, 09/27/30(B)	885	879

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 60

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Surgery Center Holdings, Inc., Initial Term Loan, 1st Lien
8.829%, CME Term SOFR + 3.500%, 12/19/30(B)		$585	$587
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
10.563%, CME Term SOFR + 5.250%, 03/02/27(B)		1,068	944

Total Healthcare, Education and Childcare			16,909

Home and Office Furnishings, Housewares and Durable Consumer Products [0.0%]
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
9.814%, CME Term SOFR + 4.250%, 05/17/28(B)		822	747

Homebuilders/Materials/Construction [0.1%]
LSF10 XL Bidco S.C.A., Facility B4, 1st Lien
8.100%, EURIBOR + 3.925%, 04/12/28(B)		1,465	1,454

Hotels, Leisure & Entertainment [0.2%]
Pax Midco Spain, S.L.U., Facility B, 1st Lien
8.703%, EURIBOR + 4.750%, 06/07/26(B)	EUR	2,000	2,118
Sandy BidCo B.V., Facility B, 1st Lien
8.126%, EURIBOR + 4.000%, 09/15/28(B)		1,000	1,076

Total Hotels, Leisure & Entertainment			3,194

Hotels, Motels, Inns and Gaming [0.4%]
Caesars Entertainment, Inc., 2023 Incremental Term B Loan, 1st Lien
8.663%, CME Term SOFR + 3.250%, 02/06/30(B)		694	695
Flutter Entertainment plc, Term B Loan, 1st Lien
7.659%, CME Term SOFR + 2.250%, 11/25/30(B)		$805	$805
Golden Entertainment, Inc., 2023 Refinancing Term B-1 Facility Loan, 1st Lien
8.180%, CME Term SOFR + 2.750%, 05/28/30(B)		597	596
HNVR Holdco Limited, Facility D, 1st Lien
9.178%, EURIBOR + 5.250%, 09/12/27(B)		1,000	1,079
Light and Wonder International, Inc., Term B-1 Loan, 1st Lien
8.075%, CME Term SOFR + 2.750%, 04/14/29(B)		500	500
Marriott Owner Resorts, Term Loan B, 1st Lien
0.000%, 03/14/31(G)		650	647
Ontario Gaming GTA Limited Partnership, Term B Loan, 1st Lien
9.559%, CME Term SOFR + 4.250%, 08/01/30(B)		660	662
Playa Resorts Holding B.V., 2022 Term Loan, 1st Lien
8.579%, CME Term SOFR + 3.250%, 01/05/29(B)		1,015	1,017
Station Casinos LLC, Term B Facility, 1st Lien
7.575%, CME Term SOFR + 2.250%, 03/14/31(B)		485	484
Wyndham Hotels & Resorts, Inc., 2023 Term B Loan, 1st Lien
7.677%, CME Term SOFR + 2.250%, 05/24/30(B)		547	549
Wyndham Hotels & Resorts, Inc., Term Loan, 1st Lien
8.928%, 05/09/28		619	660

Total Hotels, Motels, Inns and Gaming			7,694

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 61

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Industrial Services [0.0%]
NRG Energy, Cov-Lite Term Loan B, 1st Lien
0.000%, 03/27/31(G)	$800	$799

Industrials [0.4%]
American Gaming, Term Loan, 1st Lien
9.076%, 02/09/29	478	479
American Traffic, Term Loan B, 1st Lien
8.076%, 03/24/28	435	437
Barnes Group, Term Loan
7.826%, 09/03/30	838	838
Euroports, Term Loan, 1st Lien
8.867%, 06/12/29	1,000	1,073
GFL Environmental, Term Loan
7.816%, CME Term SOFR + 0.000%, 05/31/27	702	704
Optibid Optimus, Term Loan, 1st Lien
8.879%, 12/31/28	1,000	1,071
Par Pacific, Term Loan B, 1st Lien
9.693%, 02/14/30	995	995
Platea BC Bidco, Term Loan, 1st Lien
0.000%, 02/21/31(G)	833	892
0.000%, 02/21/31(G)	167	178
SubCom, Term Loan B, 1st Lien
10.067%, 01/30/31	1,205	1,211

Total Industrials		7,878

Information Technology [0.4%]
Kantar Group, Term Loan 1st Lien
0.000%, 01/31/29(G)	1,000	1,073
Magnite Inc, Term Loan B, 1st Lien
9.821%, 02/06/31(B)	855	855
Sitel Worldwide, Cov-Lite Term Loan, 1st Lien
9.191%, 07/28/28	990	846
Ultra Clean Holdings, Term Loan, 1st Lien
9.192%, 08/27/25(B)	2,835	2,836
Zacapa S.a r.l., Initial Term Loan (2022), 1st Lien
9.309%, CME Term SOFR + 4.000%, 03/22/29(B)	$2,524	$2,523

Total Information Technology		8,133

Insurance [0.2%]
Acrisure, LLC, 2023 Refinancing Term Loan, 1st Lien
9.830%, CME Term SOFR + 4.500%, 11/06/30(B)	500	501
Asurion, LLC, New B-11 Term Loan, 1st Lien
9.677%, CME Term SOFR + 4.250%, 08/19/28(B)	1,299	1,251
Asurion, LLC, New B-4 Term Loan, 2nd Lien
10.692%, CME Term SOFR + 5.250%, 01/20/29(B)	1,000	891
Baldwin Risk Partners, LLC, Term B-1 Loan, 1st Lien
8.943%, CME Term SOFR + 3.500%, 10/14/27(B)	497	497
Jones DesLauriers Insurance Management Inc., 2024 Repricing Term Loan, 1st Lien
8.805%, CME Term SOFR + 3.500%, 03/15/30(B)	890	889

Total Insurance		4,029

Leisure Products [0.0%]
Topgolf Callaway, Term Loan, 1st Lien
8.926%, 03/15/30	503	503

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 62

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Leisure, Amusement, Motion Pictures, Entertainment [0.2%]
Bombardier Recreational Products Inc., 2024 Incremental Term Loan, 1st Lien
8.080%, CME Term SOFR + 2.750%, 01/22/31(B)	$950	$949
Herschend Entertainment Company, LLC, Initial Term Loan (2021), 1st Lien
8.330%, CME Term SOFR + 3.000%, 08/27/28(B)	721	722
LA Fitness, Term Loan B, 1st Lien
10.576%, 02/05/29	650	640
Lakeshore Learning Materials, LLC, Initial Term Loan, 1st Lien
8.942%, CME Term SOFR + 3.500%, 09/29/28(B)	701	701
Recess Holdings, Inc., Amendment No. 3 Term Loan, 1st Lien
9.843%, CME Term SOFR + 4.500%, 02/20/30(B)	485	487

Total Leisure, Amusement, Motion Pictures, Entertainment		3,499

Machinery (Non-Agriculture, Non-Construction and Non-Electronic) [0.4%]
ChampionX Corporation, Term B-1 Loan, 1st Lien
8.176%, CME Term SOFR + 3.250%, 05/13/29(B)	921	924
CPM Holdings, Inc., Initial Term Loan, 1st Lien
9.826%, CME Term SOFR + 4.500%, 09/28/28(B)	580	580
Hyperion Materials & Technologies, Inc., Initial Term Loan, 1st Lien
10.105%, CME Term SOFR + 4.500%, 08/30/28(B)	1,000	997
INNIO Group Holding GmbH, Extended Facility B (EUR), 1st Lien
8.182%, Euribor + 4.250%, 11/02/28(B)	$1,000	$1,081
MKS Instruments, Inc., 2023-1 Dollar Term B Loan, 1st Lien
7.823%, CME Term SOFR + 2.500%, 08/17/29(B)	2,260	2,258
MKS Instruments, Inc., Term Loan, 1st Lien
6.830%, 08/17/29	985	1,060
Triton Water Holdings, Inc., 2024 Incremental Term Loan, 1st Lien
9.302%, CME Term SOFR + 4.000%, 03/31/28(B)	565	558
WEC US Holdings Ltd., Initial Term Loan, 1st Lien
8.077%, CME Term SOFR + 2.750%, 01/27/31(B)	715	714

Total Machinery (Non-Agriculture, Non-Construction and Non-Electronic)		8,172

Manufacturing [0.1%]
Chart Industries, Term Loan
8.673%, 03/15/30	547	548
Insulet, Term Loan
8.326%, 05/04/28	557	557
Palex, Term Loan, 1st Lien
8.580%, 10/06/30	1,000	1,079

Total Manufacturing		2,184

Manufacturing/Machinery/Industrial [0.4%]
Ammeraal Beltech, Term Loan, 1st Lien
8.902%, 12/29/28	1,500	1,620
BCP V Modular Services, Term Loan, 1st Lien
8.327%, 10/07/28	2,000	2,136
Delachaux Group, Term Loan B, 1st Lien
8.154%, 04/16/29	1,000	1,079

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 63

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Platin2025 Acquisition S.a r.l., Facility B, 1st Lien
7.802%, EURIBOR + 3.900%, 11/19/28(B)		$1,000	$1,060
Roper Tech, Term Loan, 1st Lien
8.402%, 11/22/29		993	1,072

Total Manufacturing/Machinery/Industrial			6,967

Media [0.1%]
Zephyr Midco, Term Loan, 1st Lien
0.000%, 07/20/28(G)		1,000	1,258

Mining, Steel, Iron and Nonprecious Metals [0.1%]
Arsenal AIC Parent LLC, 2024 Term B Loan, 1st Lien
9.080%, CME Term SOFR + 3.750%, 08/18/30(B)		1,032	1,035
NWR Holdings B.V., Super Senior Term Facility, 1st Lien
14.500%, 12/31/49(C)	EUR	1,011	—
Oxbow Carbon LLC, Tranche B Term Loan (2023), 1st Lien
9.409%, CME Term SOFR + 4.000%, 05/10/30(B)		612	612

Total Mining, Steel, Iron and Nonprecious Metals			1,647

Oil and Gas [0.4%]
Brazos Delaware II, LLC, Initial Term Loan, 1st Lien
9.079%, CME Term SOFR + 3.750%, 02/01/30(B)		854	855
Buckeye Partners, L.P., 2023 Tranche B-2 Term Loan, 1st Lien
7.830%, CME Term SOFR + 2.500%, 11/22/30(B)		715	716
CD&R Firefly Bidco Ltd, Term Loan, 1st Lien
0.000%, 03/01/29(G)		1,500	1,878
GIP III Stetson I, L.P. (GIP III Stetson II, L.P.), Initial Term Loan (2023), 1st Lien
9.680%, CME Term SOFR + 4.250%, 10/31/28(B)		$1,132	$1,135
M6 ETX Holdings II Midco LLC, Initial Term Loan, 1st Lien
9.926%, CME Term SOFR + 4.500%, 09/19/29(B)		824	824
New Fortress Energy Inc., Initial Term Loan, 1st Lien
10.317%, CME Term SOFR + 5.000%, 10/30/28(B)		1,450	1,453
NGL Energy Operating LLC, Initial Term Loan, 1st Lien
9.830%, CME Term SOFR + 4.500%, 02/03/31(B)		880	882

Total Oil and Gas			7,743

Other [0.2%]
Aspire Bakeries, Term Loan, 1st Lien
9.579%, 12/13/30(B)		510	511
Assytec, Term Loan, 1st Lien
8.858%, 09/28/27		1,000	1,069
IVC EUR, Term Loan, 1st Lien
9.071%, 11/17/28		1,500	1,588
New Weener, Term Loan, 1st Ien
8.465%, 11/16/28		1,000	1,077

Total Other			4,245

Packaging / Paper / Forest Products [0.1%]
Ahlstrom-Munksjo Holding 3 Oy, Facility B (EUR), 1st Lien
7.652%, EURIBOR + 3.250%, 03/10/28(B)		1,000	1,067

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 64

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Personal and Non-Durable Consumer Products (Manufacturing Only) [0.1%]
ABG Intermediate Holdings 2 LLC, Tranche TLB-1 Term Loan, 1st Lien
8.927%, CME Term SOFR + 3.500%, 12/21/28(B)	$836	$838
Breitling Holdings S.a r.l., Facility B, 1st Lien
7.785%, EURIBOR + 3.900%, 10/25/28(B)	1,000	1,059

Total Personal and Non-Durable Consumer Products (Manufacturing Only)		1,897

Personal Transportation [0.2%]
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
10.329%, CME Term SOFR + 4.750%, 04/20/28(B)	1,913	1,984
Mileage Plus Holdings, LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
10.733%, CME Term SOFR + 5.250%, 06/21/27(B)	1,529	1,573
SkyMiles IP Ltd. (Delta Air Lines, Inc.), Initial Term Loan, 1st Lien
9.068%, CME Term SOFR + 3.750%, 10/20/27(B)	795	819

Total Personal Transportation		4,376

Pharmaceuticals [0.6%]
Aenova, Term Loan
8.403%, 03/06/26	1,500	1,617
Albion Financing 3 S.a r.l. (Albion Financing LLC), 2023 Incremental Euro Term Loan
9.208%, 08/17/26	2,500	2,701
Antigua Bidco Ltd, Term Loan, 1st Lien
7.955%, 08/07/26	$1,000	$1,078
Financiere Verdi I SAS, 1st Lien
9.758%, 03/31/28	1,000	1,180
Nextpharma Holdings Ltd, Term Loan, 1st Lien
7.152%, 03/31/28	1,000	1,026
Nidda Healthcare Holding GmbH, Facility F (EUR), 1st Lien
7.446%, Euribor + 3.500%, 08/21/26(B)	2,000	2,140
Organon & Co, Term Loan, 1st Lien
6.839%, 06/02/28	982	1,057
Stamina BidCo B.V., Facility B, 1st Lien
7.894%, EURIBOR + 4.000%, 11/02/28(B)	861	927

Total Pharmaceuticals		11,726

Printing, Publishing and Broadcasting [0.3%]
AppLovin Corporation, Initial Term Loan (2024), 1st Lien
7.830%, CME Term SOFR + 2.500%, 08/16/30(B)	2,039	2,036
Digital Media Solutions, LLC, Initial Term Loan, 1st Lien
16.571%, CME Term SOFR + 11.000%, 05/25/26(B)	746	187
Dun & Bradstreet Corporation, The, 2022 Incremental Term B-2 Loan (2024), 1st Lien
8.082%, CME Term SOFR + 2.750%, 01/18/29(B)	412	412
LABL, Inc., Initial Euro Term Loan, 1st Lien
8.830%, EURIBOR + 5.000%, 10/29/28(B)	970	997
McGraw-Hill Education, Inc., Initial Term Loan, 1st Lien
10.192%, LIBOR + 4.750%, 07/28/28(B)	600	601

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 65

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Neptune BidCo US Inc., Dollar Term B Loan, 1st Lien
10.423%, CME Term SOFR + 5.000%, 04/11/29(B)		$544	$500
Neptune BidCo US Inc., Euro Term B Loan, 1st Lien
8.928%, EURIBOR + 5.000%, 04/11/29(B)		993	1,036
Neptune BidCo US Inc., Term A Loan, 1st Lien
10.173%, CME Term SOFR + 4.750%, 10/11/28(B)		225	206
Summer (BC) Bidco B LLC, Extended Facility B (USD), 1st Lien
10.569%, CME Term SOFR + 5.000%, 02/15/29(B)		792	788

Total Printing, Publishing and Broadcasting			6,763

Publishing and Media-other [0.1%]
Infinitas Learn Cov-Lite Lien1
8.308%, 07/21/28		1,000	1,073
S4 Capital Lux, Term Loan, 1st Lien
7.580%, 07/31/28		1,000	1,025

Total Publishing and Media-other			2,098

Retail [0.1%]
Ascena Retail Group, Inc. (Anntaylor Retail, Inc.), Tranche B Term Loan, 1st Lien
5.250%, LIBOR + 4.500%, 12/28/24(B)		248	—
Belk,Inc., First-Out Loan, 1st Lien
15.000%, LIBOR + 7.500%, 07/31/25(B)		1,635	1,490
Mister Car Wash, Term Loan B, 1st Lien
0.000%, 03/21/31(G)		225	225

Total Retail			1,715

Retail (non-food/drug) [0.3%]
AL AS Adventure, Term Loan, 1st Lien
9.102%, 04/24/26		$2,116	$2,214
Peer Holding Iii B.V
7.152%, 11/27/26	EUR	2,000	2,155
THG Operations Holdings Limited, Facility B, 1st Lien
8.455%, 12/10/26	EUR	1,000	1,036

Total Retail (non-food/drug)			5,405

Retail Stores [0.2%]
Aragorn Parent Corporation, 2023 Replacement Term Loan, 1st Lien
9.577%, CME Term SOFR + 4.250%, 12/15/28(B)		350	351
Belfor Holdings Inc., Initial Tranche B-1 Term Loan, 1st Lien
9.080%, CME Term SOFR + 3.750%, 11/01/30(B)		1,500	1,506
EG Group Limited, Additional Term Facility (Tranche C) (EUR), 1st Lien
9.402%, Euribor + 5.500%, 02/07/28(B)		1,042	1,116
Evergreen Acqco 1 LP, Initial Term Loan, 1st Lien
10.860%, CME Term SOFR + 5.500%, 04/21/28(B)		324	324
Jo-Ann Stores, LLC, Term B-1 Loan, 1st Lien
10.336%, CME Term SOFR + 4.750%, 06/30/28(B)		785	5
Rising Tide Holdings, Inc., Initial Term Loan
13.922%, CME Term SOFR + 8.250%, 06/01/29(B)		249	3
11.923%, CME Term SOFR + 8.250%, 06/01/29(B)		254	4

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 66

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Rising Tide Holdings, Inc., Term Loan, 1st Lien
6.571%, 09/12/28		$24	$21

Total Retail Stores			3,330

Services [0.7%]
American Public Education, Term Loan B, 1st Lien
10.941%, 03/29/27		759	750
Boels, Term Loan
7.097%, 02/06/27		862	927
Eagle Bidco Limited, Term Loan, 1st Lien
9.972%, 03/10/28		1,182	1,468
Kronosnet, Term Loan, 1st Lien
9.695%, 07/28/29		1,500	1,412
Nielsen Consumer, Inc, Term Loan, 1st Lien
10.330%, 03/06/28		1,992	2,141
Oravel Stays, Term Loan B, 1st Lien
13.840%, 06/05/26		578	567
Pivotal Payments, Term Loan, 1st Lien
8.426%, 09/29/25		1,015	1,016
Sitel Group, Term Loan, 1st Lien
7.580%, 07/28/28		1,500	1,379
St. George’s University Scholastic Services LLC, Term Loan B, 1st Lien
8.430%, 02/10/29		601	599
Villa Dutch Bidco, Term Loan, 1st Lien
9.365%, 03/01/30		1,500	1,615
Virgin Media, Term Loan, 1st Lien
8.493%, 01/31/27	GBP	1,000	1,248
WSH Term Loan
9.992%, 02/27/26	GBP	1,000	1,254

Total Services			14,376

Software and Service [0.3%]
Cloud Software Group, Inc, Term Loan A, 1st Lien
9.948%, 09/29/28		2,125	2,115
Idemia Group, Term Loan, 1st Lien
7.902%, 09/30/28		1,500	1,615
Perforce Software, Incremental Term Loan, 1st Lien
10.080%, 03/25/31		$505	$503
Polaris Newco, LLC, Term Loan, 1st Lien
10.444%, 06/02/28		1,000	1,185
Zellis Holdings Ltd, Term Loan
10.967%, 01/31/28		1,000	1,249

Total Software and Service			6,667

Technology [0.1%]
Dayforce, Cov-Lite Term Loan B, 1st Lien
7.826%, 02/26/31		345	344
UST Holdings Ltd, Term Loan, 1st Lien
8.937%, 11/20/28		761	756
Virtusa, Term Loan, 1st Lien
9.192%, 02/11/28		1,240	1,242

Total Technology			2,342

Telecommunications [1.1%]
AP Core Holdings II, LLC, Term B-2 Loan, 1st Lien
10.945%, CME Term SOFR + 5.500%, 09/01/27(B)		500	489
Atlantic Broadband, Term Loan B, 1st Lien
8.576%, 09/18/30		600	584
Circet Europe, Senior Facility B, 1st Lien
7.152%, EURIBOR + 3.250%, 10/13/28(B)		1,500	1,577
Connect Finco Sarl, Amendment No. 1 Refinancing Term Loan, 1st Lien
8.826%, CME Term SOFR + 3.500%, 12/11/26(B)		2,092	2,089
Creation Technologies Inc., Initial Term Loan, 1st Lien
11.092%, CME Term SOFR + 5.500%, 10/05/28(B)		1,401	1,359

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 67

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Guardian US Holdco LLC, Initial Term Loan, 1st Lien
9.348%, CME Term SOFR + 4.000%, 01/31/30(B)		$776	$778
Lorca Holdco Limited, Facility B, 1st Lien
8.104%, EURIBOR + 4.200%, 09/17/27(B)		2,500	2,694
Lumen Technologies Inc., Term B Loan, 1st Lien
7.691%, CME Term SOFR + 2.250%, 03/15/27(B)		1,462	1,072
Patagonia Holdco LLC, Amendment No.1 Term Loan, 1st Lien
11.064%, CME Term SOFR + 5.750%, 08/01/29(B)		722	666
Radiate Holdco, LLC, Amendment No. 6 Term B Loan, 1st Lien
8.695%, CME Term SOFR + 3.250%, 09/25/26(B)		1,499	1,250
UPC Broadband Holding B.V., Facility AY, 1st Lien
6.859%, EURIBOR + 3.000%, 01/31/29(B)		1,000	1,066
Virgin Media SFA, Term Loan, 1st Lien
8.489%, 11/15/27		1,000	1,248
VMED O2 UK Holdco 4 Limited, Facility Z, 1st Lien
7.359%, Euribor + 3.500%, 10/15/31(B)		1,000	1,060
Voyage Digital (NZ) Limited, Initial U.S. Term Loan, 1st Lien
9.319%, CME Term SOFR + 4.000%, 05/11/29(B)		1,069	1,071
WP/AP Telecom Holdings IV B.V., Facility B Loan, 1st Lien
7.702%, EURIBOR + 4.000%, 11/19/28(B)		2,000	2,151
Zayo Group Holdings, Term Loan, 1st Lien
7.080%, 03/09/27		990	940
Ziggo B.V., Term Loan H Facility, 1st Lien
6.859%, EURIBOR + 3.000%, 01/31/29(B)	EUR	2,000	$2,076

Total Telecommunications			22,170

Transportation, Airlines & Distribution [0.0%]
Flint Group, Term Loan
5.677%, 12/31/27		426	51

Utilities [0.4%]
Eastern Power, LLC (Eastern Covert Midco, LLC), Term Loan, 1st Lien
9.220%, LIBOR + 3.750%, 10/02/25(B)		1,000	995
Generation Bridge Northeast, LLC, Term Loan B, 1st Lien
8.826%, CME Term SOFR + 3.500%, 08/22/29(B)		539	539
Invenergy Thermal Operating I LLC, Term B Loan, 1st Lien
9.674%, SOFR + 4.250%, 08/14/29(B)		575	574
Invenergy Thermal Operating I LLC, Term C Loan, 1st Lien
9.674%, SOFR + 4.250%, 08/14/29(B)		48	47
Lackawanna Energy Center LLC, Term B-2 Advance, 1st Lien
10.327%, CME Term SOFR + 5.000%, 08/06/29(B)		695	691
Lackawanna Energy Center LLC, Term C Advance, 1st Lien
10.327%, CME Term SOFR + 5.000%, 08/06/29(B)		151	150
Talen Energy Supply, LLC, Initial Term B Loan, 1st Lien
9.826%, CME Term SOFR + 4.500%, 05/17/30(B)		390	391

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 68

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)/Shares	Value (000)
Talen Energy Supply, LLC, Initial Term C Loan, 1st Lien
9.826%, CME Term SOFR + 4.500%, 05/17/30(B)	$318	319
Traverse Midstream Partners LLC, Advance, 1st Lien
8.817%, CME Term SOFR + 3.500%, 02/16/28(B)	803	804
Vistra Operations Company LLC, 2018 Incremental Term Loan, 1st Lien
7.330%, CME Term SOFR + 2.000%, 12/20/30(B)	460	459
Vistra, Term Loan, 1st Lien
7.652%, 06/18/29	953	1,024
WaterBridge Midstream Operating LLC, Initial Term Loan, 1st Lien
11.336%, CME Term SOFR + 5.750%, 06/22/26(B)	2,022	2,023

Total Utilities		8,016

Total Loan Participations
(Cost $355,626)		344,206

Non-Listed Business Development Companies [6.4%]
Financials [6.4%]
Golub Capital BDC 3 (J)	5,007,204	73,606
Golub Capital BDC 4 (J)	2,818,455	42,277
TCW Direct Lending LLC (J)	10,922,571	11,304

Total Financials		127,187

Total Non-Listed Business Development Companies
(Cost $128,282)		127,187

Note [4.9%]
City National Rochdale FIOF Investments (Ireland) Limited(H)		$43,654	$96,427

Total Note
(Cost $249,368)			96,427

Limited Partnerships [3.1%]
NB Insurance-Linked Strategies Fund*		N/A	4,588
Oberland Capital Healthcare Solutions Co-Invest Offshore LP (J)		N/A	3,026
Oberland Capital Healthcare Solutions LP (J)		N/A	4,431
Primary Wave Music IP Fund LP (J)		N/A	48,779

Total Limited Partnerships
(Cost $55,501)			60,824

Sovereign Debt [0.8%]
Angolan Government International Bond, MTN
8.000%, 11/26/29		3,050	2,836
Argentina Paris Club
2.910%, 05/30/21(C)	CHF	2,244	1,618
Argentine Republic Government International Bond
0.500%, 07/09/29	EUR	—	—
Costa Rica Government International Bond
5.625%, 04/30/43		368	332
Ghana Government International Bond
8.625%, 04/07/34(C)		578	295
Ivory Coast Government International Bond
6.125%, 06/15/33		4,400	3,961
Mexico Government International Bond, MTN
6.050%, 01/11/40		214	211
Panama Government International Bond
8.000%, 03/01/38		2,650	2,815

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 69

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Senegal Government International Bond
6.250%, 05/23/33		$4,315	$3,668
Sri Lanka Government International Bond
7.850%, 03/14/29(C)		560	329
7.550%, 03/28/30(C)		424	248

Total Sovereign Debt
Cost ($17,246)			16,313

Convertible Bonds [0.8%]
Air Transportation [0.1%]
ZTO Express Cayman
1.500%, 09/01/27		2,700	2,612

Automotive [0.1%]
Li Auto
0.250%, 05/01/28		930	1,167
NIO
3.875%, 10/15/29(A)		500	318

Total Automotive			1,485

Batteries/Battery Sys [0.1%]
L&F
2.500%, 04/26/30		1,500	991

Broadcasting & Cable [0.0%]
Cable One
0.000%, 03/15/26(D)		515	449

Building & Construction [0.1%]
HTA Group
2.875%, 03/18/27		1,400	1,242

Chemicals [0.2%]
Sasol Financing USA
4.500%, 11/08/27		5,600	4,916

Coal Mining [0.0%]
New World Resources
4.000%cash/8.000% PIK, 10/07/20(C)	EUR	380	—

Entertainment & Gaming [0.1%]
Wynn Macau
4.500%, 03/07/29(A)		2,575	2,731

Description	Face Amount (000)(1)/Shares	Value (000)
Hotels and Motels [0.1%]
H World Group
3.000%, 05/01/26	$1,368	$1,572

Total Convertible Bonds
Cost ($16,189)		15,998

Common Stock [0.0%]
Broadcasting & Cable [0.0%]
Digicel Holdings	107,067	120

Consumer Cyclical [0.0%]
TruKid *	232	579

Diversified Minerals [0.0%]
New World Resources, Cl A *	44,276,198	—

Energy [0.0%]
BlackBrush Oil & Gas, L.P.	39,375	—

Financial Services [0.0%]
A’ayan Leasing & Investment KSCP	976,932	405

Financials [0.0%]
BCD Acquisition	1,000,000	—
Copper Property CTL Pass Through Trust	3,788	37

Total Financials		37

Health Care [0.0%]
Novartex (E)	180,000	28

Healthcare [0.0%]
Envision Healthcare *	7,350	63

Manufacturing [0.0%]
Vivarte (E)	6,000	1

Media Entertainment [0.0%]
iHeartMedia *	12,136	25

Oil, Gas & Consumable Fuels [0.0%]
Nostrum Oil & Gas *	3,039,550	239

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 70

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Shares/Number of Warrants	Value (000)
Summit Midstream Partners *	11,456	$322

Total Oil, Gas & Consumable Fuels		561

Other [0.0%]
ESC GCBREGS Corp	4,750,000	—
Latina Offshore	65	—

Total Other		—

Retailers [0.0%]
Belk, Inc.	81	1
Rising Tide Holdings Inc	1,887	7
Toys ‘R’ Us Property Company I, LLC	23,484	118

Total Retailers		126

Technology [0.0%]
AS ADV Shares (E)	127,800	613
Lumileds *	4,241	1

Total Technology		614

Utilities [0.0%]
Longview Power LLC	64,904	454

Total Common Stock
(Cost $5,048)		3,013

Warrant [0.0%]
Altisource
Expires 06/21/24* (I)	7,176	14

Total Warrant
(Cost $—)		14

Preferred Stock [0.0%]
Energy [0.0%]
Blackbrush Oil & Gas, LP	1,308	79

Total Preferred Stock
(Cost $375)		79

Description	Shares	Value (000)
Short-Term Investment [2.2%]
SEI Daily Income Trust Government Fund, Cl Institutional, 5.130%**	42,572,470	$42,572

Total Short-Term Investment
(Cost $42,572)		42,572

Total Investments [100.3%]
(Cost $2,290,172)		$1,983,219

Percentages are based on net assets of $1,976,668 (000).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2024.

(1)	U.S. Dollars unless otherwise indicated.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2024, the value of these securities amounted to $663,990 (000), representing 33.6% of the net assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

(D)	Zero coupon security.

(E)	Level 3 security in accordance with fair value hierarchy.

(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(G)	Unsettled bank loan, Interest rate not available.

(H)	Security is considered restricted. The total market value of such securities as of March 31, 2024 was $96,427 (000) and represented 4.9% of the net assets of the Fund.

(I)	Strike Price is unavailable.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 71

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

(J)    Unfunded Commitments as of March 31, 2024:

Security	Value	Unfunded Commitments	Redemption Frequency	Redemption Notice (Days)
Golub Capital BDC 3	$73,605,897	$—	None	None
Golub Capital BDC 4	42,276,821	39,473,179	None	None
Oberland Capital Healthcare Solutions Co-Invest Offshore LP	3,026,452	16,681,250	None	None
Oberland Capital Healthcare Solutions LP	4,430,590	15,715,097	None	None
Primary Wave Music IP Fund LP	48,778,592	4,340,896	None	None
TCW Direct Lending LLC	11,303,769	13,995,043	None	None
Total	$183,422,121	$90,205,465

CHF — Swiss Franc

Cl — Class

CLO — Collateralized Loan Obligation

CME — Collateralized Chicago Mercantile Exchange

CMTUSD6Y — 1 Year CMT (Monthly)

DAC — Designated Activity Company

EUAMDB01 — 1 Year EUR LIBOR

EUR — Euro

EUR003M — Euribor 3 Month

Euribor — Euro Interbank Offered Rate

GBP — British Pound Sterling

H15T10Y — US Treasury Yield Curve Rate T Note Constant Maturity 10 Year

H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

JSC — Joint Stock Company

JPY — Japanese Yen

LIBOR — London Interbank Offered Rates

LLC — Limited Liability Company

LP — Limited Partnership

LTD — Limited

MTN — Medium Term Note

PIK — Payment-in Kind

PLC — Public Limited Company

REIT — Real Estate Investment Trust

Ser — Series

SOFR — Secured Overnight Financing Rate

TSFR3M — Term Secured Overnight Financing Rate 3 Months

ULC — Unlimited Liability Company

USD — U.S. Dollar

USSW5 — 5 Year USD Swap Rate

A list of the open forward foreign currency contracts held by the Fund at March 31, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation (Depreciation) (000)
State Street	05/24/24	EUR	3,247	USD	3,512	$1
U.S. Bank	04/19/24	GBP	8,660	USD	10,989	58
U.S. Bank	04/19/24	EUR	135,805	USD	147,421	808
U.S. Bank	04/24/24	EUR	201,740	USD	220,465	2,626
						$3,493

A list of the open futures contracts held by the Fund at March 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Depreciation (000)
Short Contracts
U.S. 10-Year Treasury Note	(215)	Jun-2024	$(23,703)	$(23,822)	$(119)

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$923,435	$11	$923,446
Mortgage-Backed Securities	—	353,140	—	353,140
Loan Participations	—	343,549	657	344,206
Non-Listed Business Development Companies(a)	—	—	—	127,187
Note	—	—	96,427	96,427
Limited Partnerships(a)	—	—	—	60,824
Sovereign Debt	—	16,313	—	16,313
Convertible Bonds	—	15,998	—	15,998
Common Stock	1,732	644	637	3,013
Warrant	—	14	—	14
Preferred Stock	—	79	—	79
Short-Term Investment	42,572	—	—	42,572
Total Investments in Securities	$44,304	$1,653,172	$97,732	$1,983,219

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(119)	$—	$—	$(119)
Forward Contracts*
Unrealized Appreciation	—	3,493	—	3,493
Total Other Financial Instruments	$(119)	$3,493	$—	$3,374

(a)    In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

*    Forwards and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1)     Of the $97,732 (000) in Level 3 securities as of March 31, 2024, $96,427 (000) or 98.7% are not valued via third party pricing vendors and broker quotes. If

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 72

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (concluded)

significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs is required for those Level 3 securities that are not valued by third party vendors or broker quotes.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value as of March 31, 2024 (000):

	Investments in Corporate Bonds	Investments in Loan Participations	Investment in Note
Beginning balance as of October 1, 2023	$11	$656	$94,702
Accrued discounts/ premiums	—	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	—	1	1,725
Purchases	—	—	—
Sales/paydowns	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance as of March 31, 2024	$11	$657	$96,427
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$11	$3	$(154,666)

	Investments in Common Stock	Total
Beginning balance as of October 1, 2023	$2,155	$97,524
Accrued discounts/ premiums	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	(1,518)	208
Purchases	—	—
Sales/paydowns	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending balance as of March 31, 2024	$637	$97,732
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$1,440	$(153,211)

Amounts designated as “—“ are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting

Policies in the Notes to Financial Statements.

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of March 31, 2024. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at March 31, 2024 (000)	Valuation Techniques
Investment Company	$96,427	Discounted Cash Flow Model

		Observable Inputs
		Maturity Value

		Unobservable Inputs	Range
		Discount Rate	13.5%
		Expected Maturity (months)	6-130 months

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement. Increases in projected collection rates in isolation would result in a higher fair value measurement, while increases in expected discount rates, projected default rates, and maturities of life settlement contracts, in isolation, would result in a lower fair value measurement.

For the period ended March 31, 2024, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 73

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Equity Income Fund

Description	Shares	Value (000)
Common Stock [98.9%]
Communication Services [6.5%]
AT&T	203,600	$3,583
Interpublic Group of	84,000	2,741
Verizon Communications	91,300	3,831

Total Communication Services		10,155

Consumer Discretionary [7.0%]
Best Buy	19,400	1,591
Ford Motor	209,200	2,778
Genuine Parts	13,800	2,138
H&R Block	30,900	1,518
Wendy’s	69,700	1,313
Whirlpool	12,700	1,519

Total Consumer Discretionary		10,857

Consumer Staples [11.1%]
Altria Group	102,000	4,449
Coca-Cola	54,400	3,328
General Mills	40,200	2,813
Kimberly-Clark	11,900	1,539
Philip Morris International	31,900	2,923
Procter & Gamble	6,900	1,120
Walgreens Boots Alliance	54,700	1,186

Total Consumer Staples		17,358

Energy [6.4%]
Chevron	25,900	$4,085
Valero Energy	9,500	1,622
Williams	108,900	4,244

Total Energy		9,951

Financials [26.8%](A)
Brookfield Asset Management, Cl A	37,100	1,559
Cincinnati Financial	31,500	3,911
Citigroup	51,600	3,263
Citizens Financial Group	114,100	4,141
Eversource Energy	38,900	2,325
Fidelity National Financial	50,600	2,687
Fifth Third Bancorp	110,600	4,115
Franklin Resources	110,100	3,095
Lazard, Cl A	38,900	1,629
MetLife	47,900	3,550
Principal Financial Group	18,500	1,597
Regions Financial	203,200	4,275
Unum Group	32,900	1,765
US Bancorp	88,000	3,934

Total Financials		41,846

Health Care [4.2%]
AbbVie	14,900	2,713
Merck	12,700	1,676
Pfizer	79,400	2,203

Total Health Care		6,592

Industrials [2.5%]
Lockheed Martin	5,200	2,365
Watsco	3,600	1,555

Total Industrials		3,920

Information Technology [4.7%]
HP	59,500	1,798
IBM	20,300	3,877
Seagate Technology Holdings	17,600	1,638

Total Information Technology		7,313

Materials [6.8%]
International Paper	103,800	4,050
LyondellBasell Industries, Cl A	37,800	3,866

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 74

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale Equity Income Fund (concluded)

Description	Shares	Value (000)
Sonoco Products	44,700	$2,586

Total Materials		10,502

REITs [2.0%]
NNN REIT	38,500	1,646
Prologis	11,600	1,511

Total REITs		3,157

Utilities [20.9%]
American Electric Power	45,600	3,926
Dominion Energy	59,100	2,907
DTE Energy	25,800	2,893
Duke Energy	39,300	3,800
Entergy	35,700	3,773
FirstEnergy	90,700	3,503
NiSource	108,900	3,012
Public Service Enterprise Group	47,300	3,159
Sempra	35,500	2,550
WEC Energy Group	37,600	3,088

Total Utilities		32,611

Total Common Stock
(Cost $127,662)		154,262

Short-Term Investment [0.0%]
SEI Daily Income Trust Government Fund, Cl Institutional, 5.130%**	943	1

Total Short-Term Investment
(Cost $1)		1

Total Investments [98.9%]
(Cost $127,663)		$154,263

Percentages are based on net assets of $155,925 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2024.

(A)	The Fund uses more specific categories in following its investment limitations on investment concentrations. Broad industry sectors are used for financial reporting purposes.

Cl — Class

REIT — Real Estate Investment Trust

As of March 31, 2024, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S.

GAAP.

For more information on valuation inputs, see Note 2 -- Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 75

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)
Common Stock [98.7%]
Aerospace & Defense [1.1%]
Northrop Grumman	9,400	$4,499

Automobiles [1.2%]
Tesla *	26,047	4,579

Banks [3.0%]
JPMorgan Chase	58,700	11,758

Beverages [2.9%]
Anheuser-Busch InBev ADR	74,800	4,546
PepsiCo	38,600	6,756

Total Beverages		11,302

Biotechnology [3.4%]
Amgen	18,350	5,217
Vertex Pharmaceuticals *	19,000	7,942

Total Biotechnology		13,159

Broadline Retail [3.9%]
Amazon.Com *	85,162	15,362

Capital Markets [1.8%]
CME Group, Cl A	14,000	3,014
S&P Global	9,430	4,012

Total Capital Markets		7,026

Chemicals [0.9%]
Linde	7,450	3,459

Commercial Services & Supplies [2.5%]
Cintas	14,150	$9,721

Construction & Engineering [1.8%]
Quanta Services	27,825	7,229

Consumer Finance [1.6%]
Capital One Financial	41,660	6,203

Consumer Staples Distribution & Retail [3.2%]
Costco Wholesale	13,375	9,799
Walmart	42,750	2,572

Total Consumer Staples Distribution & Retail		12,371

Electric Utilities [1.4%]
NextEra Energy	85,562	5,468

Energy Equipment & Services [1.0%]
Schlumberger	69,000	3,782

Entertainment [3.4%]
Walt Disney	110,500	13,521

Financial Services [7.7%]
Berkshire Hathaway, Cl B *	21,400	8,999
Mastercard, Cl A	22,823	10,991
Visa, Cl A	36,133	10,084

Total Financial Services		30,074

Ground Transportation [1.2%]
CSX	131,900	4,890

Health Care Providers & Services [3.3%]
HCA Healthcare	10,650	3,552
UnitedHealth Group	19,000	9,399

Total Health Care Providers & Services		12,951

Hotels, Restaurants & Leisure [1.9%]
McDonald’s	21,645	6,103
Starbucks	15,000	1,371

Total Hotels, Restaurants & Leisure		7,474

Insurance [1.5%]
Marsh & McLennan	28,150	5,798

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 76

schedule of investments
March 31, 2024 (Unaudited)
City National Rochdale U.S. Core Equity Fund (concluded)

Description	Shares	Value (000)
Interactive Media & Services [3.9%]
Alphabet, Cl A *	101,150	$15,267

Life Sciences Tools & Services [1.8%]
Thermo Fisher Scientific	11,824	6,872

Machinery [3.4%]
Parker-Hannifin	7,150	3,974
Trane Technologies	30,780	9,240

Total Machinery		13,214

Oil, Gas & Consumable Fuels [2.7%]
EOG Resources	38,437	4,914
ExxonMobil	17,000	1,976
Occidental Petroleum	28,600	1,858
Pioneer Natural Resources	6,601	1,733

Total Oil, Gas & Consumable Fuels		10,481

Pharmaceuticals [2.6%]
Novo Nordisk ADR	55,450	7,120
Zoetis, Cl A	19,000	3,215

Total Pharmaceuticals		10,335

Semiconductors & Semiconductor Equipment [12.4%]
ASML Holding, Cl G	12,350	11,985
Broadcom	3,640	4,825
KLA	6,150	4,296
NVIDIA	19,430	17,556
NXP Semiconductors	39,200	9,713

Total Semiconductors & Semiconductor Equipment		48,375

Software [11.9%]
Adobe *	15,200	7,670
Microsoft	75,800	31,891
Roper Technologies	3,500	1,963
Salesforce	17,200	5,180

Total Software		46,704

Specialized REITs [1.0%]
American Tower	19,300	3,813

Specialty Retail [3.0%]
Home Depot	25,400	$9,743
TJX	20,902	2,120

Total Specialty Retail		11,863

Technology Hardware, Storage & Peripherals [4.7%]
Apple	107,870	18,498

Water Utilities [0.7%]
American Water Works	22,183	2,711

Wireless Telecommunication Services [1.9%]
T-Mobile US	46,778	7,635

Total Common Stock
(Cost $192,082)		386,394

Short-Term Investment [1.2%]
SEI Daily Income Trust Government Fund, Cl Institutional, 5.130%**	4,672,464	4,672

Total Short-Term Investment
(Cost $4,672)		4,672

Total Investments [99.9%]
(Cost $196,754)		$391,066

Percentages are based on net assets of $391,274 (000).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2024.

ADR — American Depository Receipts

Cl — Class

REIT - Real Estate Investment Trusts

As of March 31, 2024, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 - Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 77

statements of assets and liabilities (000)
March 31, 2024 (Unaudited)

	City National Rochdale Government Money Market Fund		City National Rochdale Municipal High Income Fund
ASSETS:
Cost of securities (including repurchase agreements)	$7,162,080		$977,314
Investments in securities, at value	$5,965,080		$927,973
Repurchase agreements, at value	1,197,000		—
Cash	50,822		94
Dividend and interest receivable	5,792		13,335
Receivable for capital shares sold	—		2,217
Prepaid expenses	109		23
Total Assets	$7,218,803		$943,642

LIABILITIES:
Payable for income distributions	7,558		2,848
Payable for capital shares redeemed	172,511		4,871
Payable for investment securities purchased	99,180		4,472
Investment advisory fees payable	237		399
Shareholder servicing and distribution fees payable	1,879		322
Administrative fees payable	126		42
Trustee fees payable	15		6
Accrued expenses	474		110
Total Liabilities	281,980		13,070
Net Assets	$6,936,823		$930,572

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$6,936,801		$1,218,108
Total distributable earnings/(loss)	22		(287,536)
Net Assets	$6,936,823		$930,572

Class N Shares:
Net Assets	$10		$577,586
Total shares outstanding at end of year	10		62,724
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$1.00		$9.21

Class S Shares:
Net Assets	$919,754		$—
Total shares outstanding at end of year	919,750		—
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$1.00	*	$—

Servicing Class Shares:
Net Assets	$6,017,059		$352,986
Total shares outstanding at end of year	6,017,043		38,312
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$1.00	*	$9.21

Amounts designated as “—” are either $0 or have been rounded to $0.

*	NAV per share as of March 31, 2024 does not calculate to the stated NAV per share due to rounding of net assets and shares.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 78

statements of assets and liabilities (000)
March 31, 2024 (Unaudited)

	City National Rochdale Fixed Income Opportunities Fund	City National Rochdale Equity Income Fund	City National Rochdale U.S. Core Equity Fund
ASSETS:
Cost of securities (including affiliated investments and repurchase agreements)	$2,290,172	$127,663	$196,754
Investments in securities, at value	$1,983,219	$154,263	$391,066
Cash	2,780	190	44
Foreign currency(1)	1,903	—	—
Dividend and interest receivable	24,719	498	186
Foreign tax reclaim receivable	457	83	28
Receivable for capital shares sold	6,456	444	805
Receivable for investment securities sold	33,917	2,685	—
Variation margin receivable	17	—	—
Unrealized gain on forward foreign currency contracts	3,493	—	—
Cash collateral for forward foreign currency contracts	300	—	—
Prepaid expenses	36	11	14
Total Assets	$2,057,297	$158,174	$392,143

LIABILITIES:
Payable for line of credit	25,992	1,442	—
Payable for investment securities purchased	49,310	—	—
Payable for capital shares redeemed	3,355	621	551
Investment advisory fees payable	840	66	131
Shareholder servicing and distribution fees payable	848	66	130
Trustee fees payable	8	5	6
Administrative fees payable	56	31	34
Accrued expenses	220	18	17
Total Liabilities	80,629	2,249	869
Net Assets	$1,976,668	$155,925	$391,274

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$3,073,470	$120,555	$155,525
Total distributable earnings/(loss)	(1,096,802)	35,370	235,749
Net Assets	$1,976,668	$155,925	$391,274

Institutional Class Shares:
Net Assets	$—	$—	$160
Total shares outstanding at end of year	—	—	6
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$—	$—	$25.93	*

Class N Shares:
Net Assets	$1,976,668	$155,925	$231,376
Total shares outstanding at end of year	100,900	4,447	9,026
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$19.59	$35.06	$25.63

Servicing Class Shares:
Net Assets	$—	$—	$159,738
Total shares outstanding at end of year	—	—	6,208
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$—	$—	$25.73

(1)	Cost of foreign currency $1,899 (000).

Amounts designated as “—” are either $0 or have been rounded to $0.

*	NAV per share as of March 31, 2024 does not calculate to the stated NAV per share due to rounding of net assets and shares.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 79

Statements of Operations

statements of operations (000)
For the six months ended March 31, 2024 (Unaudited)

	City National Rochdale Government Money Market Fund	City National Rochdale Municipal High Income Fund
INVESTMENT INCOME:
Dividend Income	$—	$207
Interest Income	203,074	27,086
Total Investment Income	203,074	27,293

EXPENSES:
Investment Advisory Fees	9,804	2,482
Shareholder Servicing Fees — Class N(1)	801	1,473
Shareholder Servicing Fees — Class S(1)	4,532	—
Shareholder Servicing Fees — Servicing Class	7,444	505
Administration Fees	757	244
Transfer Agent Fees	161	21
Trustee Fees	185	60
Professional Fees	271	45
Custody Fees	145	22
Registration Fees	125	20
Printing Fees	69	9
Insurance and Other Expenses	225	85
Total Expenses	24,519	4,966
Less, Waivers of:
Investment Advisory Fees	(8,311)	—
Net Expenses	16,208	4,966

Net Investment Income	186,866	22,327
Net Realized Gain (Loss):
Investments	4	(17,945)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	79,193
Net Increase (Decrease) in Net Assets Resulting from Operations	$186,870	$83,575

(1)	Includes class specific distribution expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 80

statements of operations (000)
For the six months ended March 31, 2024 (Unaudited)

	City National Rochdale Fixed Income Opportunities Fund	City National Rochdale Equity Income Fund	City National Rochdale U.S. Core Equity Fund
INVESTMENT INCOME:
Dividend Income	$17,493	$3,499	$2,662
Interest Income	79,895	—	—
Less: Foreign Taxes Withheld	—	—	(25)
Total Investment Income	97,388	3,499	2,637

EXPENSES:
Investment Advisory Fees	5,174	399	753
Shareholder Servicing Fees — Class N(1)	5,174	—	549
Shareholder Servicing Fees — Servicing Class	—	399	196
Administration Fees	331	178	195
Transfer Agent Fees	43	3	8
Trustee Fees	81	45	48
Professional Fees	81	16	24
Custody Fees	100	3	10
Registration Fees	40	3	6
Printing Fees	19	1	3
Insurance and Other Expenses	593	15	19
Total Expenses	11,636	1,062	1,811
Less, Waivers of:
Investment Advisory Fees	(3)	—	—
Net Expenses	11,633	1,062	1,811

Net Investment Income	85,755	2,437	826
Net Realized Gain (Loss) from:
Securities Transactions	(34,511)	11,555	48,124
Futures Contracts	141	—	—
Forward Foreign Currency Contracts	(392)	—	—
Foreign Currency Transactions	(2,579)	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	85,412	10,312	21,520
Forward Foreign Currency Contracts	(1,981)	—	—
Foreign Currency Translations	(84)	—	—
Futures Contracts	(714)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	$131,047	$24,304	$70,470

(1) Includes class specific distribution expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 81

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CITY NATIONAL ROCHDALE FUNDS | PAGE 82

statements of changes in net assets (000)
For the six months ended March 31, 2024 (Unaudited) and year ended September 30, 2023

	City National Rochdale Government Money Market Fund		City National Rochdale Municipal High Income Fund
	2024	2023	2024	2023
OPERATIONS:
Net Investment Income	$186,866	$261,007	$22,327	$51,015
Net Realized Gain (Loss) from Security Transactions	4	8	(17,945)	(76,511)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Affiliated Investments	—	—	79,193	44,529
Net Increase (Decrease) in Net Assets Resulting from Operations	186,870	261,015	83,575	19,033

DISTRIBUTIONS:
Class N	(6,920)	(19,633)	(12,896)	(27,130)
Class S	(29,737)	(40,751)	—	—
Servicing Class	(150,220)	(200,615)	(9,285)	(21,761)
Total Distributions	(186,877)	(260,999)	(22,181)	(48,891)

CAPITAL SHARE TRANSACTIONS:(1)
Class N:
Shares Issued	429,360	2,349,456	88,866	228,335
Shares Issued in Lieu of Dividends and Distributions	6,920	20,195	6,562	14,072
Shares Redeemed	(1,100,490)	(2,052,969)	(170,271)	(445,565)
Increase (Decrease) in Net Assets from Class N Share Transactions	(664,210)	316,682	(74,843)	(203,158)

Class S:
Shares Issued	2,241,440	4,509,922	—	—
Shares Issued in Lieu of Dividends and Distributions	—	—	—	—
Shares Redeemed	(2,792,438)	(3,764,560)	—	—
Increase (Decrease) in Net Assets from Class S Share Transactions	(550,998)	745,362	—	—

Servicing Class:
Shares Issued	7,750,841	22,199,562	33,637	112,456
Shares Issued in Lieu of Dividends and Distributions	127,337	145,596	1,578	3,737
Shares Redeemed	(7,771,779)	(19,921,782)	(149,436)	(253,292)
Increase (Decrease) in Net Assets from Servicing Class Share Transactions	106,399	2,423,376	(114,221)	(137,099)

Net Increase (Decrease) in Net Assets from Share Transactions	(1,108,809)	3,485,420	(189,064)	(340,257)
Total Increase (Decrease) in Net Assets	(1,108,816)	3,485,436	(127,670)	(370,115)

NET ASSETS:
Beginning of Year/Period	8,045,639	4,560,203	1,058,242	1,428,357
End of Year/Period	$6,936,823	$8,045,639	$930,572	$1,058,242

(1)	See Note 9 for shares issued and redeemed.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 83

statements of changes in net assets (000)
For the six months ended March 31, 2024 (Unaudited) and year ended September 30, 2023

	City National Rochdale Fixed Income Opportunities Fund		City National Rochdale Equity Income Fund
	2024	2023	2024	2023
OPERATIONS:
Net Investment Income (Loss)	$85,755	$173,297	$2,437	$5,590
Net Realized Gain (Loss) from:
Security Transactions and Futures Contracts	(34,370)	(420,430)	11,555	(2,945)
Foreign Currency Transactions	(2,971)	(22,345)	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Futures Contracts	84,698	548,123	10,312	59
Foreign Currency Translations	(2,065)	(5,161)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	131,047	273,484	24,304	2,704

DISTRIBUTIONS:
Institutional Class	—	—	—	—
Class N	(62,028)	(210,639)	(2,336)	(30,788)
Servicing Class	—	—	—	—
Total Distributions	(62,028)	(210,639)	(2,336)	(30,788)

CAPITAL SHARE TRANSACTIONS:(1)
Institutional Class:
Shares Issued	—	—	—	—
Shares Issued in Lieu of Dividends and Distributions	—	—	—	—
Shares Redeemed	—	—	—	—
Increase (Decrease) in Net Assets from Institutional Class Share Transactions	—	—	—	—

Class N:
Shares Issued	146,272	400,280	8,669	27,670
Shares Issued in Lieu of Dividends and Distributions	43,596	142,070	1,572	20,143
Shares Redeemed	(466,384)	(1,491,668)	(46,150)	(52,543)
Increase (Decrease) in Net Assets from Class N Share Transactions	(276,516)	(949,318)	(35,909)	(4,730)

Servicing Class:
Shares Issued	—	—	—	—
Shares Issued in Lieu of Dividends and Distributions	—	—	—	—
Shares Redeemed	—	—	—	—
Increase (Decrease) in Net Assets from Servicing Class Share Transactions	—	—	—	—

Net Increase (Decrease) in Net Assets from Share Transactions	(276,516)	(949,318)	(35,909)	(4,730)
Total Increase (Decrease) in Net Assets	(207,497)	(886,473)	(13,941)	(32,814)

NET ASSETS:
Beginning of Year/Period	2,184,165	3,070,638	169,866	202,680
End of Year/Period	$1,976,668	$2,184,165	$155,925	$169,866

(1)	See Note 9 for shares issued and redeemed.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 84

City National Rochdale U.S. Core Equity Fund
2024	2023

$826	$1,552

48,124	36,154
—	—

21,520	27,027
—	—
70,470	64,733

(18)	(4)
(25,471)	(4,432)
(18,614)	(3,877)
(44,103)	(8,313)

—	28
17	4
(6)	(44)
11	(12)

20,520	23,030
21,103	3,618
(35,066)	(33,396)
6,557	(6,748)

11,428	12,834
2,116	382
(19,552)	(27,144)
(6,008)	(13,928)

560	(20,688)
26,927	35,732

364,347	328,615
$391,274	$364,347

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 85

statement of cash flows (000)
For the period ended March 31, 2024 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund
Cash Flows from Operating Activities:
Net increase in net assets from operations	$131,047
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchase of investment securities	(635,088)
Proceeds from disposition of investment securities	873,459
Amortization (accretion of market discount)	(9,655)
Premium payments	(2,815)
Net realized loss on investments	35,168
Net change in unrealized appreciation on investments	(82,634)

Changes in assets:
Dividend and interest receivable	3,918
Reclaim receivable	5
Receivable for investment securities sold	(21,509)
Variation Margin	(17)
Unrealized gain on forward foreign currency contracts	2,037
Prepaid expenses	(6)

Changes in liabilities:
Payable for investment securities purchased	22,466
Payable upon return on securities loaned	25,992
Variation margin payable	(86)
Unrealized loss on forward foreign currency contracts	(56)
Investment advisory fees payable	(86)
Shareholder servicing and distribution fees payable	(78)
Administrative fees payable	10
Accrued expenses	(182)
Net Cash Provided by Operating Activities	341,890

Cash Flows from Financing Activities:
Proceeds from shares issued	188,908
Cost of shares redeemed	(468,970)
Distributions	(62,028)
Net cash used in financing activities	(342,090)
Net change in cash	(200)
Cash at beginning of year	5,183
Cash at end of year	$4,983

Non-cash operating and financing activites:
Reinvestments of dividends and distributions	$43,596

The following table provides a reconciliation of cash and foreign currency reported on the statement of assets and liabilities to the total of such amounts shown in this statement of cash flows.

Balance at the end of the year
Cash	$2,780
Foreign Currency	1,903
Restricted Cash	300
Total Cash and Foreign Currency	$4,983

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 86

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CITY NATIONAL ROCHDALE FUNDS | PAGE 87

financial highlights
For a Share Outstanding Throughout Each Period For the six months ended March 31, 2024 (Unaudited) and the year ended September 30,

	Net Asset Value Beginning of Period	Net Investment Income†		Net Realized and Unrealized Gains (Losses) on Securities		Dividends from Net Investment Income	Distributions from Realized Capital Gains	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)	Ratio of Net Investment Income to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)	Portfolio Turnover Rate
City National Rochdale Government Money Market Fund
Class N (commenced operations on June 21, 1999)
2024	$1.00	$0.024		$—		$(0.024)	$—	$1.00	2.40%	$10	0.64%	4.73%	0.85%	—%
2023	1.00	0.041		(0.001)		(0.040)	—	1.00	4.00	664,234	0.65	4.07	0.87	—
2022	1.00	0.004		0.000	*	(0.004)	—	1.00	0.39	347,551	0.29	0.30	0.86	—
2021	1.00	0.000	*	0.000	*	(0.000)*	—	1.00	0.01	642,240	0.07	0.01	0.87	—
2020	1.00	0.003		0.001		(0.004)	—	1.00	0.42	523,559	0.38	0.27	0.88	—
2019	1.00	0.016		0.000	*	(0.016)	—	1.00	1.58	220,083	0.76	1.55	0.87	—
Class S (commenced operations on October 6, 1999)
2024	$1.00	$0.023		$—		$(0.023)	$—	$1.00	2.32%	$919,754	0.79%	4.60%	1.01%	—%
2023	1.00	0.039		(0.001)		(0.038)	—	1.00	3.85	1,470,759	0.80	3.93	1.02	—
2022	1.00	0.003		—		(0.003)	—	1.00	0.34	725,394	0.39	0.35	1.02	—
2021	1.00	0.000	*	0.000	*	(0.000)*	—	1.00	0.01	689,506	0.07	0.01	1.02	—
2020	1.00	0.003		0.000	*	(0.003)	—	1.00	0.35	421,153	0.50	0.31	1.03	—
2019	1.00	0.014		0.000	*	(0.014)	—	1.00	1.43	285,778	0.91	1.43	1.02	—
Servicing Class (commenced operations on April 3, 2000)
2024	$1.00	$0.025		$—		$(0.025)	$—	$1.00	2.55%	$6,017,059	0.34%	5.05%	0.56%	—%
2023	1.00	0.043		(0.001)		(0.042)	—	1.00	4.31	5,910,646	0.35	4.33	0.57	—
2022	1.00	0.005		0.000	*	(0.005)	—	1.00	0.51	3,487,258	0.21	0.47	0.57	—
2021	1.00	0.000	*	0.000	*	(0.000)*	—	1.00	0.02	3,440,097	0.07	0.01	0.57	—
2020	1.00	0.005		0.001		(0.006)	—	1.00	0.57	3,216,095	0.31	0.46	0.57	—
2019	1.00	0.019		0.000	*	(0.019)	—	1.00	1.89	2,036,891	0.46	1.87	0.57	—
City National Rochdale Municipal High Income Fund
Class N (commenced operations on December 30, 2013)
2024	$8.67	$0.20		$0.54		$(0.20)	$—	$9.21	8.57%	$577,586	1.10%	4.41%	1.10%	8%
2023	8.97	0.36		(0.31)		(0.35)	—	8.67	0.44	616,138	1.08	3.99	1.08	25
2022	11.07	0.31		(2.10)		(0.31)	—	8.97	(16.47)	835,922	1.07	2.97	1.07	48
2021	10.61	0.33		0.46		(0.33)	—	11.07	7.51	1,235,195	1.07	3.03	1.07	15
2020	10.95	0.35		(0.34)		(0.35)	—	10.61	0.17	1,053,948	1.08	3.33	1.08	45
2019	10.57	0.38		0.39		(0.39)	—	10.95	7.47	894,519	1.08	3.60	1.08	33
Servicing Class (commenced operations on December 30, 2013)
2024	$8.67	$0.21		$0.54		$(0.21)	$—	$9.21	8.71%	$352,986	0.85%	4.64%	0.85%	8%
2023	8.98	0.39		(0.33)		(0.37)	—	8.67	0.58	442,104	0.84	4.24	0.84	25
2022	11.08	0.33		(2.10)		(0.33)	—	8.98	(16.24)	592,435	0.82	3.22	0.82	48
2021	10.62	0.36		0.46		(0.36)	—	11.08	7.77	823,230	0.82	3.27	0.82	15
2020	10.95	0.38		(0.33)		(0.38)	—	10.62	0.52	608,688	0.83	3.58	0.83	45
2019	10.57	0.41		0.39		(0.42)	—	10.95	7.74	570,401	0.83	3.85	0.83	33

*	Amount represents less than $0.001.
†	Per share calculations are based on Average Shares outstanding throughout the period.
‡

Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 88

	Net Asset Value Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Securities	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital		Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)	Ratio of Net Investment Income to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)	Portfolio Turnover Rate
City National Rochdale Fixed Income Opportunities Fund
Class N (commenced operations on July 1, 2009)
2024	$18.96	$0.80	$0.43	$(0.60)	$—	$—		$19.59	6.55%	$1,976,668	1.13%	8.30%	1.13%	17%
2023	18.60	1.34	0.71	(1.69)	—	—		18.96	11.44	2,184,165	1.13	7.06	1.13	63
2022*	23.39	1.16	(4.62)	(1.33)	—	—		18.60	(15.23)	3,070,638	1.09 (2)	5.44	1.09	94
2021*	22.57	1.21	1.04	(1.43)	—	—		23.39	10.14	4,111,912	1.10 (2)	5.14	1.10	117
2020*	24.22	1.53	(1.83)	(1.35)	—	—		22.57	(0.94)	3,739,101	1.10 (2)	6.66	1.11 (2)	143
2019*	24.72	1.36	(0.45)	(1.41)	—	—		24.22	3.83	3,416,111	1.09 (2)	5.53	1.10 (2)	180
City National Rochdale Equity Income Fund
Class N (commenced operations on June 1, 1999)
2024	$30.53	$0.49	$4.56	$(0.52)	$—	$—		$35.06	16.60%	$155,925	1.33%	3.05%	1.33%	24%
2023	35.40	0.96	(0.42)	(0.95)	(4.46)	—		30.53	0.03	169,866	1.27	2.76	1.27	32
2022	40.58	1.02	(2.42)	(1.02)	(2.76)	—		35.40	(4.41)	202,680	1.12	2.47	1.17	24
2021	35.52	0.88	5.30	(1.12)	—	—		40.58	17.53	237,219	1.15	2.25	1.15	30
2020	41.01	0.73	(4.73)	(0.79)	(0.36)	(0.34)		35.52	(9.80)	222,097	1.15	1.95	1.15	20
2019	39.32	0.93	3.18	(1.12)	(1.30)	—		41.01	11.25	247,154	1.14	2.40	1.14	3
City National Rochdale U.S. Core Equity Fund
Institutional Class (commenced operations on December 3, 2012)
2024	$24.21	$0.10	$4.66	$(0.14)	$(2.90)	$—		$25.93	20.71%	$160	0.57%	0.83%	0.57%	16%
2023	20.66	0.19	3.98	(0.16)	(0.46)	—		24.21	20.43	138	0.54	0.81	0.54	28
2022	26.49	0.17	(4.67)	(0.18)	(1.15)	—		20.66	(18.18)	126	0.52	0.70	0.52	28
2021	20.99	0.15	5.45	(0.10)	—	—		26.49	26.76	148	0.51	0.62	0.51	13
2020	19.32	0.10	2.21	(0.14)	(0.50)	—	^	20.99	12.20	5,633	0.56	0.52	0.56	14
2019	18.21	0.20	1.79	(0.19)	(0.69)	—		19.32	12.01	443	0.52	1.07	0.52	22
Class N (commenced operations on December 3, 2012)
2024	$23.97	$0.04	$4.60	$(0.08)	$(2.90)	$—		$25.63	20.38%	$231,376	1.07%	0.33%	1.07%	16%
2023	20.46	0.07	3.94	(0.04)	(0.46)	—		23.97	19.85	209,330	1.04	0.31	1.04	28
2022	26.25	0.04	(4.62)	(0.06)	(1.15)	—		20.46	(18.61)	184,503	1.02	0.17	1.02	28
2021	20.73	0.02	5.53	(0.03)	—	—		26.25	26.79	230,767	1.01	0.07	1.01	13
2020	19.10	0.05	2.14	(0.06)	(0.50)	—	^	20.73	11.64	171,355	1.04	0.26	1.04	14
2019	18.01	0.10	1.78	(0.10)	(0.69)	—		19.10	11.49	157,700	1.02	0.57	1.02	22
Servicing Class (commenced operations on December 3, 2012)
2024	$24.05	$0.07	$4.62	$(0.11)	$(2.90)	$—		$25.73	20.53%	$159,738	0.82%	0.58%	0.82%	16%
2023	20.52	0.13	3.96	(0.10)	(0.46)	—		24.05	20.18	154,879	0.79	0.57	0.79	28
2022	26.33	0.10	(4.64)	(0.12)	(1.15)	—		20.52	(18.42)	143,986	0.77	0.42	0.77	28
2021	20.77	0.08	5.54	(0.06)	—	—		26.33	27.13	187,735	0.76	0.32	0.76	13
2020	19.13	0.10	2.14	(0.10)	(0.50)	—	^	20.77	11.91	155,403	0.78	0.52	0.78	14
2019	18.04	0.15	1.77	(0.14)	(0.69)	—		19.13	11.74	164,894	0.77	0.83	0.77	22

†	Per share calculations are based on Average Shares outstanding throughout the period.
‡

Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

^	Amount represents less than $0.01 per share.
*	Includes Consolidated investments in Irish Subsidiary. See Note 1 in the Notes to Financial Statements.
(1)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.
(2)	The expense ratio includes acquired fund fee expenses from the investment in the Irish Subsidiary. Had this expense been excluded, the ratios would have been 1.09% and 1.09%, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 89

notes to financial statements
March 31, 2024 (Unaudited)

1.	ORGANIZATION:

City National Rochdale Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company currently offering the following 5 series (each a “Fund” and collectively, the “Funds”): City National Rochdale Government Money Market Fund (“Government Money Market Fund”); City National Rochdale Municipal High Income Fund (“Municipal High Income Fund”) and City National Rochdale Fixed Income Opportunities Fund (“Fixed Income Opportunities Fund”) (collectively, the “Fixed Income Funds”); and City National Rochdale Equity Income Fund (“Equity Income Fund”) and City National Rochdale U.S. Core Equity Fund (“U.S. Core Equity Fund”) (collectively, the “Equity Funds”). The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The investment objective of the Government Money Market Fund is to preserve your principal and maintain a high degree of liquidity while providing current income. The investment objective of the Municipal High Income Fund is to provide a high level of current income that is not subject to federal income tax. The investment objective of the Fixed Income Opportunities Fund is to provide a high level of current income. The investment objective of the Equity Income Fund is to provide significant income and long-term capital appreciation. The investment objective of the U.S. Core Equity Fund is to provide long-term capital appreciation.

The Trust is registered to offer: Class N shares of the Funds; Servicing Class shares of the Funds except for Fixed Income Opportunities Fund and Equity Income Fund; Institutional Class shares of U.S. Core Equity Fund; Class S shares of the Government Money Market Fund.

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund is diversified.

The California Tax Exempt Bond Fund was liquidated on October 16, 2023.

On October 1, 2022, City National Rochdale Income Opportunities (Ireland) Limited, a wholly owned subsidiary of the Fixed Income Opportunities Fund, transferred its holdings to CNR FIOF Investments (Ireland) Limited, a company organized under the laws of Ireland (the “Irish Company”), and began the process of dissolving. The Irish Company is a “qualifying company” as defined in Section 110 of the Irish Taxes Consolidation Act 1997, as amended. As a result of this restructuring, the Irish Company issued a profit participation note to the Fixed Income Opportunities Fund, through which the Fund benefits from the profits of the transferred holdings. The Fixed Income Opportunities Fund does not hold an equity interest or voting rights in the Irish Company, nor does it have the ability to appoint directors. Consequently, the Fixed Income Opportunities Fund does not consolidate the operations of the Irish Company into the Fund’s financial statements, including in the September 30, 2023 Annual Report. The Irish Company (unlike the Fixed Income Opportunities Fund) may invest an unlimited portion of its net assets in life insurance policies. The Irish Company also may invest in other instruments, including fixed income securities, cash and cash equivalents and U.S. Government securities.

2.	SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – The Funds are investment companies that conform with accounting principles generally accepted in the United States of America (“GAAP”). Therefore the Funds follow the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of 60 days or less may be valued at their amortized cost, if the Fair Value Committee (the “Committee”) of City National Rochdale, LLC (“City National Rochdale” or the “Adviser”) concludes that such amortized cost approximates market value after taking into account factors such as credit, liquidity and interest rate conditions as well as issuer

CITY NATIONAL ROCHDALE FUNDS | PAGE 90

specific factors. Investments in underlying registered investment companies are valued at their respective daily net assets in accordance with pricing procedures approved by their respective boards. The prices for foreign securities are reported in local currency and converted to U.S. Dollars using currency exchange rates. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from one or more independent brokers.

Securities for which market prices are not “readily available” are valued in accordance with the Fair Value Procedures approved by the Trust’s Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through the Committee designated by the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; for international securities, market events that occur after the close of the foreign markets that make closing prices not representative of fair value; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with GAAP, the objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 — Quoted prices in inactive markets, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, the fair value measurement of which considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended March 31, 2024, there have been no changes to the Funds’ fair value methodologies. For more details on the investment classifications, refer to the Schedules of Investments.

Security Transactions and Related Income – Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining the net realized capital gains or losses on the sale of securities are those of the specific securities sold. Interest income is recognized on an accrual basis and dividend income is recognized on the ex-dividend date. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific method, which approximates the effective interest method over the holding period of a security, except for the Government Money Market Fund, which uses a straight line basis which is not materially different from the scientific method.

Repurchase Agreements – Securities pledged as collateral for repurchase agreements are held by BNY Mellon until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the investment adviser require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreements. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

TBA Transactions – The Funds may engage in “to be announced” (“TBA”) security transactions. Such transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Funds

CITY NATIONAL ROCHDALE FUNDS | PAGE 91

notes to financial statements
March 31, 2024 (Unaudited)

record TBA securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

Expense Allocation – Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average daily net assets, (ii) as incurred on a specific identification basis, (iii) equally, or (iv) based upon a combination of the above, depending on the nature of the expenditure.

Classes – Class-specific expenses are borne by that class. Income, non class-specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and paid to shareholders monthly for the Government Money Market Fund and Fixed Income Funds, except for the Fixed Income Opportunities Fund. Dividends from net investment income are declared and paid quarterly for Fixed Income Opportunities Fund and Equity Funds. Distributions from net realized capital gains are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

Foreign Currency – Values of investments denominated in foreign currencies are converted into U.S. Dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. Dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of gains and losses on investments that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Forward Foreign Currency Contracts – A forward foreign currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked to market daily and the change in market value is recorded as an unrealized gain/(loss) on forward foreign currency contracts in the Statements of Assets and Liabilities. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, which is included within the realized gain/(loss) on foreign currency transactions in the Statements of Operations. A Fund could be at risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably.

To reduce counterparty risk with respect to over-the-counter (“OTC”) transactions, the Fixed Income Opportunities Fund has entered into master netting arrangements, established within the Fixed Income Opportunities Fund’s International Swaps and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fixed Income Opportunities Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in forward foreign currency contracts for each individual counterparty. In addition, the Fixed Income Opportunities Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these agreements, the cash and/or securities will be made available to the Fixed Income Opportunities Fund.

For financial reporting purposes, the Fixed Income Opportunities Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the marked to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fixed Income Opportunities Fund, or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fixed Income Opportunities Fund, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fixed Income Opportunities Fund, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent the amounts due to the Fixed Income Opportunities Fund from the Fund’s counterparties are not fully collateralized, contractually or otherwise, the Fixed Income Opportunities Fund bears the risk of loss from counterparty nonperformance.

Futures Contracts – To the extent consistent with their investment objective and strategies, certain Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The

CITY NATIONAL ROCHDALE FUNDS | PAGE 92

contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains or losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures contract and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of March 31, 2024, if applicable.

Swaps – A Fund may invest in swaps as a non-principal investment strategy. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon measures such as prices, interest rates or indices. The nominal amount on which these cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indices or inflation rates.

Swaps may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swaps may be affected by a change in the specific interest rate, currency, or other factors that determine the payments due to and from a Fund. If a swap calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap would be likely to decline, potentially resulting in losses.

Generally, a swap has a fixed maturity date that is agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap either by assignment or by other disposition, or by entering into an offsetting swap with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.

A swap can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund will cover its current obligations under swaps according to guidelines established by the SEC. If a Fund enters into a swap on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

Options Contracts – A Fund may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When purchasing an option, a Fund will pay a premium which is included on the Fund’s Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

The net realized gain or loss on options contracts is reflected in the Statements of Operations and the net unrealized gains/(losses) are included as a component of the net change in unrealized appreciation/(depreciation) on options contracts in the Statements of Operations. Realized and changes in unrealized gains or losses on options contracts during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for a Fund. As of March 31, 2024 and for the year then ended, there were no open options contracts.

Restricted Securities – Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale.

A Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. While restricted securities are generally presumed to be illiquid, it may be determined that a particular restricted security is liquid. In some cases, the issuer of restricted securities has agreed to register

CITY NATIONAL ROCHDALE FUNDS | PAGE 93

notes to financial statements
March 31, 2024 (Unaudited)

such securities for resale, at the issuer’s expense either upon demand by a Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Master Limited Partnerships – Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Equity Income Fund may, as a non-principal investment strategy, invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986, interests or “units” of which are traded on securities exchanges like shares of corporate stock. To qualify as an MLP for U.S. Federal income tax purposes, an entity must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gains from the sale or disposition of real property, income and gains from certain mineral or natural resources activities, income and gains from the transportation or storage of certain fuels, and, in certain circumstances, income and gains from commodities or futures, forwards and options with respect to commodities, and gains from the sale or other disposition of a capital asset held for the production of such income. Mineral or natural resources activities include exploration, development, production, mining, processing, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity, and receive cash distributions. The MLPs themselves generally do not pay U.S. Federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy, natural resources or real estate sectors.

Investments in Affiliated Securities – The Fixed Income Funds and Equity Funds may invest excess cash in the Government Money Market Fund, the Municipal High Income Fund and / or the Fixed Income Opportunities Fund.

Commitments and Contingencies — As of March 31, 2024, the Fixed Income Opportunities Fund has contractual unfunded commitments to provide additional funding of $36.7 million to certain investments. The aforementioned commitments to investments are subject to certain terms and conditions prior to closing of the relevant transactions. There can be no assurance that such transactions will close as expected.

3.	DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk from derivatives held throughout the year. For Funds that held derivatives throughout the year with exposure to only one type of risk, additional information can be found on the Schedule of Investments and the Statements of Operations.

The fair value of derivative instruments as of March 31, 2024, was as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value (000)	Statement of Assets and Liabilities Location	Fair Value (000)
Derivatives not accounted for as hedging instruments:
Fixed Income Opportunities Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$—	Net Assets — Unrealized depreciation on futures contracts	$119
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	3,493	Unrealized loss on forward foreign currency contracts	—
Total derivatives not accounted for as hedging instruments		$3,493		$119

Amount of realized gain or (loss) on derivatives recognized in income:

Derivatives not accounted for as hedging instruments	Forward Currency Contracts (000)	Futures (000)	Total (000)
Fixed Income Opportunities Fund
Interest rate contracts	$—	$141	$141
Foreign exchange contracts	(392)	—	(392)
Total	$(392)	$141	$(251)

CITY NATIONAL ROCHDALE FUNDS | PAGE 94

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Derivatives not accounted for as hedging instruments	Forward Currency Contracts (000)	Futures (000)	Total (000)
Fixed Income Opportunities Fund
Interest rate contracts	$—	$(714)	$(714)
Foreign exchange contracts	(1,982)	—	(1,982)
Total	$(1,982)	$(714)	$(2,696)

The following table discloses the volume of the Fixed Income Opportunities Fund’s forward foreign currency contracts activity during the period ended March 31, 2024:

Fixed Income Opportunities Fund	(000)
Forwards:
Average Notional Balance Long	$2,390
Average Notional Balance Short	364,441
Futures:
Average Notional Balance Long	—
Average Notional Balance Short	21,403

The following tables present, by derivative type, the Fixed Income Opportunities Fund’s OTC derivative assets and liabilities net of the related collateral posted for the benefit of the Fixed Income Opportunities Fund at March 31, 2024:

Derivative Type	Derivative Assets Subject to a Netting Agreement or Similar Arrangement (000)	Derivative Available for Offset (000)	Collateral Received (000)	Net Amount (000)
Fixed Income Opportunities Fund
Forward Foreign Currency Contracts
State Street	$1	$—	$—	$1
U.S. Bank	3,492	—	—	3,492
Total	3,493	—	—	3,493

4.	ADMINISTRATION, TRANSFER AGENT, DISTRIBUTION AND SHAREHOLDER SERVICES AGREEMENTS:

Pursuant to an Amended and Restated Administration Agreement dated January 1, 2013, as amended (the “Agreement”), SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, acts as the Trust’s administrator. Under the terms of the Agreement, the Administrator is entitled to receive an annual fee based on the average daily net assets of the Trust, subject to a minimum annual fee.

The Trust has adopted a Rule 12b-1 Distribution Plan (“the Plan”) with respect to Class N and Class S Shares that allows each Fund to pay distribution fees. Pursuant to the Plan, SEI Investments Distribution Co. (the “Distributor”) may receive a distribution fee, computed daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of the Class S Shares and 0.30% of the average daily net assets of the Class N Shares of the Government Money Market Fund and 0.25% of the Class N Shares of the Fixed Income Funds and Equity Funds, which may be used by the Distributor to provide compensation for sales support and distribution-related activities. Pursuant to a Distribution Coordination Agreement, the entirety of the fees received by the Distributor pursuant to the Plan is transmitted to CNR Securities, LLC (“CNR Securities”) as Sub-Distribution Coordinator. CNR Securities then reallows those fees to broker-dealers and service providers, including the Adviser and other affiliates, for payments for distribution services of the type identified in the Plan, and retains any undistributed balance of fees received from the Distributor.

The Government Money Market Fund has contractually agreed to limit the distribution fee payable by Class S shares of the Fund to 0.45% through January 31, 2025. Any time prior to January 31, 2025, the arrangement may be terminated without penalty by the Board.

U.S. Bank Global Fund Services (the “Transfer Agent”) serves as transfer agent for the Trust and provides services at an annual rate of $20,000 per share class for all Funds plus other transaction based fees and out-of-pocket expenses.

The Trust has entered into a Shareholder Services Agreement that permits payment of compensation to City National Bank (“CNB”), its affiliates (including City National Rochdale) and others, which provide certain specified shareholder services to shareholders of all classes of each Fund, except for the Institutional Class shares. As compensation for the provision of such services, each Fund will pay CNB a fee of 0.25% of the average daily net assets of the applicable classes on an annual basis, payable monthly.

CNB and City National Rochdale have agreed to voluntarily waive portions of their shareholder servicing fees with respect to certain Funds. For the period ended March 31, 2024, CNB and City National Rochdale received $13,925,403 in shareholder servicing fees from the Trust.

Certain officers of the Trust are also officers or employees of City National Rochdale, CNB or the Administrator. Such officers are paid no fees by the Trust for serving as officers of the Trust.

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notes to financial statements
March 31, 2024 (Unaudited)

5.	INVESTMENT ADVISORY FEES AND OTHER AGREEMENTS:

Under the terms of the current investment management agreement, City National Rochdale receives an annual fee equal to a percentage of the average daily net assets of each Fund, as follows:

Fund	Fee
Government Money Market Fund	0.26%
Municipal High Income Fund	0.50
Fixed Income Opportunities Fund	0.50
Equity Income Fund	0.50
U.S. Core Equity Fund	0.40

City National Rochdale has contractually agreed to waive the management fee for the Government Money Market Fund such that the fee charged is 0.15% through January 31, 2025. Anytime prior to January 31, 2025, the arrangement may be terminated without penalty (a) by the Board, or (b) by the Adviser effective no earlier than January 31, 2025, upon at least 60 days’ prior written notice. Management fees waived by the Adviser pursuant to this arrangement will not be eligible for reimbursement by the Fund to the Adviser.

As of March 31, 2024, Alcentra LTD, Alcentra NY, LLC, AllFinancial Partners II LLC, Federated Investment Management Company, Seix Investment Advisors LLC, and T. Rowe Price Associates, Inc. act as the investment sub-advisers with respect to the Fixed Income Opportunities Fund.

Sub-adviser fees are paid by City National Rochdale.

City National Rochdale has voluntarily agreed to limit its fees or reimburse expenses to the extent necessary to keep operating expenses at or below certain percentages of certain of the Funds’ respective average daily net assets. The voluntary expense limitations (expressed as percentages of the average daily net assets) are as follows:

Fixed Income Opportunities Fund
Institutional Class	n/a
Class N	1.09%
Servicing Class	n/a

6.	INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from the sale and maturities of securities, other than temporary investments in short-term securities for the period ended March 31, 2024, were as follows for the Fixed Income Funds and Equity Funds:

	Purchases		Sales and Maturities
Fund	U.S. Gov’t (000)	Other (000)	U.S. Gov’t (000)	Other (000)
Municipal High Income Fund	$—	$74,486	$—	$261,699
Fixed Income Opportunities Fund	—	252,398	—	448,093
Equity Income Fund	—	37,661	—	73,210
U.S. Core Equity	—	57,837	—	99,453

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

7.	FEDERAL TAX INFORMATION:

Each Fund intends to continue to qualify as a regulated investment company for U.S. Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for U.S. Federal income taxes are required.

Management has analyzed the Funds’ tax positions taken on U.S. Federal income tax returns for all open tax years and has concluded that as of March 31, 2024, no provision for income tax would be required in the Funds’ financial statements. The Funds’ U.S. Federal and state income and U.S. Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with U.S. Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

CITY NATIONAL ROCHDALE FUNDS | PAGE 96

The tax character of dividends and distributions declared during the years ended September 30, 2023, and September 30, 2022, unless otherwise indicated were as follows:

Fund	Tax Exempt Income (000)	Ordinary Income (000)	Long-Term Capital Gain (000)	Return of Capital (000)	Total (000)
Government Money Market Fund
2023	$—	$260,999	$—	$—	$260,999
2022	—	22,017	—	—	22,017
Municipal High Income Fund
2023	$46,813	$2,078	$—	$—	$48,891
2022	54,772	2,662	—	—	57,434
Fixed Income Opportunities Fund
2023	$—	$210,639	$—	$—	$210,639
2022	—	223,593	—	—	223,593
Equity Income Fund
2023	$—	$5,535	$25,253	$—	$30,788
2022	—	5,722	15,865	—	21,587
U.S. Core Equity Fund
2023	$—	$1,038	$7,275	$—	$8,313
2022	—	1,134	18,498	—	19,632

As of September 30, 2023, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income (000)	Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)	Capital Loss Carryforwards (000)	Post-October Losses (000)	Unrealized Appreciation (Depreciation) (000)	Other Temporary Differences (000)*	Total Distributable Earnings (Accumulated Losses) (000)
Government Money Market Fund	$—	$31,128	$—	$—	$—	$—	$(31,099)	$29
Municipal High Income Fund	5,151	—	—	(153,138)	(68,103)	(129,055)	(3,785)	(348,930)
Fixed Income Opportunities Fund	—	—	—	(365,472)	(384,030)	(416,321)	2	(1,165,821)
Equity Income Fund	—	85	—	—	(2,953)	16,261	8	13,401
U.S. Core Equity Fund	—	1,930	34,661	—	—	172,792	(1)	209,382

*	Other temporary differences primarily consist of dividend payable.

CITY NATIONAL ROCHDALE FUNDS | PAGE 97

notes to financial statements
March 31, 2024 (Unaudited)

Post-October losses and Late-Year losses represent losses realized on investments and foreign currency transactions from November 1, 2022, through September 30, 2023, that, in accordance with U.S. Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

Specified losses are losses realized on investment transactions from November 1, 2022 through September 30, 2023 that in accordance with Federal income tax regulations, the fund defers and treats as having arisen in the following fiscal year.

The Funds have capital losses carried forward as follows:

Fund	Short-Term Loss (000)	Long-Term Loss (000)	Total (000)
Municipal High Income Fund	$98,631	$54,507	$153,138
Fixed Income Opportunities Fund	109,429	256,043	365,472

The aggregate gross unrealized appreciation on investments, the aggregate gross unrealized depreciation on investments and the net unrealized appreciation/(depreciation) for tax purposes as of March 31, 2024, for each of the Fixed Income Funds’ and Equity Funds’ investments were as follows:

Fund	Federal Tax Cost (000)	Aggregate Gross Unrealized Appreciation (000)	Aggregate Gross Unrealized Depreciation (000)	Net Unrealized Appreciation (Depreciation) (000)
Municipal High Income Fund	$977,314	$29,224	$(78,565)	$(49,341)
Fixed Income Opportunities Fund	2,290,171	31,168	(338,120)	(306,952)
Equity Income Fund	127,663	28,474	(1,874)	26,600
U.S. Core Equity Fund	196,754	196,248	(1,936)	194,312

At March 31, 2024, the Government Money Market Fund’s cost of securities for U.S. Federal income tax purposes approximates the cost disclosed in the Schedule of Investments.

8.	CONCENTRATION OF RISK

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

The Fixed Income Opportunities Fund and the Equity Income Fund may invest in exchange-traded notes (“ETNs”), each as a non-principal investment strategy. ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a weekly basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. ETNs are riskier than ordinary unsecured debt securities and have no principal protection. The Funds will generally invest in ETNs which are linked to commodities indexes. A Fund’s investment in an ETN may be influenced by many unpredictable factors, including highly volatile commodities prices, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates, and monetary and other governmental policies, action and inaction. Investing in ETNs is not equivalent to investing directly in index components or the relevant index itself. Because ETNs are debt securities, they possess credit risk; if the issuer has financial difficulties or goes bankrupt, the investor may not receive the return expected and may suffer a loss.

The Municipal High Income Fund and Fixed Income Opportunities Fund may invest in lower-rated corporate bonds, known as high yield bonds. High yield bonds involve greater risks of default, downgrade, or price declines and are more volatile than investment grade securities. Issuers of high yield bonds may be more susceptible than other issuers to economic downturns and investors are subject to a greater risk that the issuer may not be able to pay interest or dividends, or repay the principal upon maturity. Discontinuation of these payments could have a substantial adverse effect on the market value of the security.

The Fixed Income Opportunities Fund may invest in asset-backed and mortgage-backed securities. As a general rule, prepayments of the principal of the loans underlying mortgage-backed or other pass-through securities increase during a period of falling interest rates and decrease during a period of rising interest rates. In periods of declining interest rates, as a result of prepayments a Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, the securities subject to prepayment risk held by a Fund may exhibit price characteristics of longer-term debt securities.

The Fixed Income Opportunities Fund may invest in bank loans. Bank loans are not traded on an exchange and purchasers and sellers of bank loans generally rely on market makers, typically the administrative agent under a bank loan, to effect private sales transactions. As a result, bank loans may have relatively less liquidity than other types of fixed income assets, and a Fund may be more likely to incur losses on the sale of bank loans than on other, more liquid, investments.

LIBOR Risk

LIBOR was a leading benchmark or reference rate for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. On July 27, 2017, the United Kingdom’s Financial Conduct Authority (FCA) announced the gradual phase out of the LIBOR rate, with nearly all LIBOR rate publications having ceased as of June 30, 2023 (some LIBOR rates continue to be published, but only on a temporary

CITY NATIONAL ROCHDALE FUNDS | PAGE 98

and synthetic basis). Alternatives to LIBOR have been established and others may be developed. The U.S. Federal Reserve, in conjunction with the Alternative Reference Rates Committee, a steering committee comprised of large U.S. financial institutions, has identified the Secured Overnight Financial Rate (“SOFR”) as the preferred alternative rate to LIBOR. SOFR is a relatively new index calculated by short-term repurchase agreements, backed by U.S. Treasury securities. There remains uncertainty surrounding the nature of any replacement rates.

The transition to a new reference rate may result in (i) increased volatility or illiquidity in markets for instruments or contracts that previously relied on or still rely on LIBOR; (ii) a reduction in the value of certain instruments or contracts held by a Fund; (iii) reduced effectiveness of related Fund transactions, such as hedging; (iv) additional tax, accounting and regulatory risks; or (v) costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments or contracts using an alternative rate will have the same volume or liquidity.

A more complete description of risks is included in the Funds’ prospectus and statement of additional information.

CITY NATIONAL ROCHDALE FUNDS | PAGE 99

notes to financial statements
March 31, 2024 (Unaudited)

9.	CAPITAL SHARES ISSUED AND REDEEMED:

Capital share activity for the period ended March 31, 2024, and the year ended September 30, 2023, was as follows (000):

	Government Money Market Fund		Municipal High Income Fund
	2024	2023	2024	2023
CAPITAL SHARES ISSUED AND REDEEMED:
Class N:
Shares issued	429,360	2,349,457	9,908	25,198
Shares issued in lieu of dividends and distributions	6,920	20,194	728	1,553
Shares redeemed	(1,100,490)	(2,052,969)	(19,003)	(48,815)
Net Class N transactions	(664,210)	316,682	(8,367)	(22,064)
Class S:
Shares issued	2,241,440	4,509,922	—	—
Shares issued in lieu of dividends and distributions	—	—	—	—
Shares redeemed	(2,792,438)	(3,764,560)	—	—
Net Class S transactions	(550,998)	745,362	—	—
Servicing Class:
Shares issued	7,750,841	22,199,561	3,719	12,384
Shares issued in lieu of dividends and distributions	127,337	145,596	175	412
Shares redeemed	(7,771,779)	(19,921,782)	(16,566)	(27,792)
Net Servicing Class transactions	106,399	2,423,375	(12,672)	(14,996)

	Fixed Income Opportunities Fund		Equity Income Fund		U.S. Core Equity Fund
	2024	2023	2024	2023	2024	2023
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	—	—	—	—	—	1
Shares issued in lieu of dividends and distributions	—	—	—	—	1	—
Shares redeemed	—	—	—	—	(1)	(1)
Net Institutional Class transactions	—	—	—	—	—	—
Class N:
Shares issued	7,537	21,051	269	800	830	991
Shares issued in lieu of dividends and distributions	2,236	7,601	46	581	890	166
Shares redeemed	(24,084)	(78,552)	(1,432)	(1,542)	(1,426)	(1,443)
Net Class N transactions	(14,311)	(49,900)	(1,117)	(161)	294	(286)
Servicing Class:
Shares issued	—	—	—	—	470	555
Shares issued in lieu of dividends and distributions	—	—	—	—	89	18
Shares redeemed	—	—	—	—	(791)	(1,148)
Net Servicing Class transactions	—	—	—	—	(232)	(575)

CITY NATIONAL ROCHDALE FUNDS | PAGE 100

10.	LINE OF CREDIT

The Funds, except for the Government Money Market Fund, have an unsecured Loan Agreement (“LOC”) with U.S. Bank N.A. Under the terms of the LOC, borrowings for an individual Fund are limited to either the lesser of 10% of the Fund’s net assets or an explicit amount on the LOC. Interest is charged to a Fund based on its borrowings at prime rate minus 0.50%. The line of credit matures, unless renewed by September 4, 2024. The line of credit is with the Custodian. The Funds have authorized the Custodian to charge any of the accounts of the Funds for any missed payments. Interest expense amounts are included in other expenses on the Statements of Operations.

Borrowing activity under the LOC for the period ended March 31, 2024, was as follows:

Fund	Maximum Amount of Line of Credit (000)	Interest Expense (000)	Average Rate	Average Borrowings (000)	Maximum Amount Outstanding (000)
Municipal High Income Fund	$300,000	$1	8.00%	$15	$1,450
Fixed Income Opportunities Fund	300,000	496	8.00%	12,005	80,517
Equity Income Fund	300,000	5	8.00%	127	1,937

11. SUBSEQUENT EVENTS

The Trust has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no adjustments were required to the financial statements as of March 31, 2024, and no issues were noted to disclose.

CITY NATIONAL ROCHDALE FUNDS | PAGE 101

board approval of sub-advisory agreements (Unaudited)

The Board of Trustees of City National Rochdale Funds (the “Trust”) is comprised of six Trustees, all of whom are Independent Trustees (i.e., not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)). At a meeting held on October 19, 2022, the Board, which was composed of six Trustees, five of whom were Independent Trustees, considered and approved the following new sub-advisory agreements, each for an initial two-year term:

●

A sub-advisory agreement between City National Rochdale, LLC (the “Adviser”) and Alcentra Limited, with respect to a portion of the City National Rochdale Fixed Income Opportunities Fund series of the Trust (the “Fund”); and

●	A sub-advisory agreement among the Adviser, Alcentra Limited, and Alcentra NY, LLC (“Alcentra NY” and, together with Alcentra Limited, “Alcentra”), with respect to a portion of the Fund.

The sub-advisory agreements listed above are each referred to as a “New Sub-Advisory Agreement” and collectively as the “New Sub-Advisory Agreements.” The Board and the Independent Trustees considered and approved the New Sub-Advisory Agreements in connection with BNY Mellon’s pending sale of Alcentra to Franklin Templeton, which was expected to close on November 1, 2022 (the “Transaction”). Under the 1940 Act, the closing of the Transaction would result in the assignment and termination of the existing sub-advisory agreements between the Adviser and Alcentra with respect to the Fund (the “Existing Sub-Advisory Agreements”). The Trustees noted that they had last renewed the Existing Sub-Advisory Agreements at a meeting held on May 19, 2022.

General Information

The following information summarizes the Board’s considerations associated with its review of the New Sub-Advisory Agreements. In connection with their deliberations, the Board considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Board considered the nature, extent and quality of the various services to be performed by Alcentra. In considering these matters, the Independent Trustees discussed the approval of the New Sub-Advisory Agreements with management and in private sessions with their independent counsel at which no representatives of Alcentra were present.

The Board reviewed extensive materials regarding the Transaction, Franklin Templeton, and Benefit Street Partners, LLC, a credit-focused alternative asset manager and an existing affiliate of Franklin Templeton that Alcentra would eventually align and integrate its business with following the close of the Transaction; the investment performance of Alcentra’s portions of the Fund compared with applicable benchmarks; the sub-advisory fees proposed to be charged by Alcentra with respect to the Fund; financial information with respect to Alcentra and Franklin Templeton; information regarding the compliance programs of Alcentra and Franklin Templeton; and information about the personnel who would be providing services to the Fund. The Board also received a memorandum from legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the New Sub-Advisory Agreements. In addition, the Board took into account information they received at past meetings of the Board and its committees with respect to these matters.

In deciding to approve the New Sub-Advisory Agreements, the Board and the Independent Trustees did not identify a single factor as controlling and this summary does not describe all of the matters considered. In addition, each Board member did not necessarily attribute the same weight to each matter. However, the Board and the Independent Trustees concluded that each of the various factors referred to below favored such approval.

Nature, Extent and Quality of Services

In reviewing the services proposed to be provided by each Sub-Adviser to the Fund, the Board considered a variety of matters, including the background, education, and experience of the Sub-Adviser’s key portfolio management and operational personnel; its overall financial strength and stability; its resources and related efforts to retain, attract, and motivate capable personnel to serve the Fund; and the overall general quality and depth of its organization. The Board also considered the Adviser’s compliance team’s assessment of Alcentra’s compliance operations. The Board also reviewed the Sub-Adviser’s investment philosophy and processes as well as its brokerage and trading practices, its disaster recovery and contingency planning, and its commitment to compliance with applicable laws and regulations and the systems in place to ensure compliance with those requirements. The Board also considered the Adviser’s assertion that it expected Alcentra’s service level to continue, if not improve, as a result of the Transaction. The Board also noted Alcentra’s belief that its European Liquid Credit and Structured Credit groups were generally expected to remain intact following the Transaction.

The Trustees reviewed information included in the meeting materials regarding the performance of Alcentra’s portions of the Fund compared with applicable benchmarks for various periods.

CITY NATIONAL ROCHDALE FUNDS | PAGE 102

The meeting materials indicated that the Alcentra European loan portfolio (gross of fees) outperformed the Credit Suisse Western European Leveraged Loan Index (“WELLI”) and Credit Suisse WELLI ex-USD for the one-, three- and five-year periods ended August 30, 2022 (except that the portfolio’s return for the one-year period was below the return of the Credit Suisse WELLI by 0.03%). With respect to the Alcentra collateralized loan obligation (“CLO”) portfolio, the meeting materials indicated that as of September 30, 2022, the portfolio (gross of fees) had outperformed the Palmer Square CLO Debt Index for the three-year period, but had underperformed by 4.80% for the one-year period. The Trustees noted Alcentra’s observation that significant volatility as of the end of September 2022 had skewed the CLO portfolio’s one-year returns. The Trustees also considered the Adviser’s assertion that Alcentra had historically provided good diversification for the Fund through its management of European loan and structured credit portfolios and had been a primary driver of outperformance for the Fund.

The Board concluded that based on the various factors it had reviewed, Alcentra was positioned to continue to provide high quality sub-advisory services to the Fund.

Sub-Advisory Fees and Benefits to Alcentra

The Board reviewed information included in the meeting materials regarding the proposed sub-advisory fees to be charged by Alcentra with respect to the Fund. The Board noted that the proposed sub-advisory fees to be charged by Alcentra under the New Sub-Advisory Agreements were the same as the sub-advisory fees that Alcentra charges with respect to the Fund under the Existing Sub-Advisory Agreements. The Board and the Independent Trustees concluded that the sub-advisory fees proposed to be charged by Alcentra to the Fund were fair and reasonable.

The Board also considered the potential benefits to be received by Alcentra as a result of its relationship with the Fund, other than the receipt of its sub-advisory fees, including any research services made available to Alcentra by broker-dealers providing execution services to the Fund, the intangible benefits of its association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Trustees concluded that the terms of each New Sub-Advisory Agreement, including the proposed sub-advisory fees to be received by Alcentra, were fair and reasonable in light of the nature and quality of the services proposed to be provided by Alcentra to the Fund and its shareholders, and that it would be in the best interests of the Fund and its shareholders to approve each New Sub-Advisory Agreement with Alcentra.

CITY NATIONAL ROCHDALE FUNDS | PAGE 103

disclosure of fund expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, class-specific distribution fees, acquired fund fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a Fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (September 30, 2023 through March 31, 2024).

The table below illustrates each Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that each Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in each Fund, and the “Ending Account Value” number is derived from deducting that expense cost from each Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for the Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare each Fund’s costs with those of other mutual funds. It assumes that each Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess each Fund’s comparative cost by comparing the hypothetical result for each Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - NOT each Fund’s actual return - the account values shown do not apply to your specific investment.

CITY NATIONAL ROCHDALE FUNDS | PAGE 104

	Beginning Account Value 10/1/2023	Ending Account Value 3/31/2024	Annualized Expense Ratios	Expense Paid During Period*
Government Money Market Fund
Actual Fund Return
Class N	$1,000.00	$1,024.00	0.64%	$3.24
Class S	1,000.00	1,023.20	0.79%	4.00
Servicing Class	1,000.00	1,025.50	0.34%	1.72

Hypothetical 5% Return
Class N	$1,000.00	$1,021.80	0.64%	$3.23
Class S	1,000.00	1,021.05	0.79%	3.99
Servicing Class	1,000.00	1,023.30	0.34%	1.72

Municipal High Income Fund
Actual Fund Return
Class N	$1,000.00	$1,085.70	1.10%	$5.74
Servicing Class	1,000.00	1,087.10	0.85%	4.44

Hypothetical 5% Return
Class N	$1,000.00	$1,019.50	1.10%	$5.55
Servicing Class	1,000.00	1,020.75	0.85%	4.29

Fixed Income Opportunities Fund
Actual Fund Return
Class N	$1,000.00	$1,065.50	1.09%	$5.63

Hypothetical 5% Return
Class N	$1,000.00	$1,019.55	1.09%	$5.50

Equity Income Fund
Actual Fund Return
Class N	$1,000.00	$1,166.40	1.33%	$7.20

Hypothetical 5% Return
Class N	$1,000.00	$1,018.35	1.33%	$6.71

U.S. Core Equity Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,207.10	0.57%	$3.15
Class N	1,000.00	1,204.20	1.07%	5.90
Servicing Class	1,000.00	1,205.30	0.82%	4.52

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,022.15	0.57%	$2.88
Class N	1,000.00	1,019.65	1.07%	5.40
Servicing Class	1,000.00	1,020.90	0.82%	4.14

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the on-half year period).

CITY NATIONAL ROCHDALE FUNDS | PAGE 105

liquidity risk management program (Unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), which requires an open-end investment company to adopt a written liquidity risk management program that is reasonably designed to assess and manage the fund’s liquidity risk. A fund’s “liquidity risk” is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund.

The series of City National Rochdale Funds (the “Trust”), excluding the City National Rochdale Government Money Market Fund (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed City National Rochdale, LLC, the Funds’ investment adviser (“City National Rochdale”), as the Program administrator for the Funds. City National Rochdale established a Liquidity Risk Management Committee to manage the Program for the Funds. The Committee’s responsibilities include oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness. As part of its responsibilities as the Program administrator, City National Rochdale has retained a third party to perform certain functions, including providing market data and liquidity classifications for the Funds’ investments.

At a Board meeting held on November 30, 2023, City National Rochdale provided a written report (the “Report”) to the Board addressing the operation, adequacy, and effectiveness of the Program, including any material changes to the Program, for the period from September 30, 2022, to September 30, 2023 (the “Reporting Period”). The Report concluded that the Program was adequate and effectively implemented during the Reporting Period. There were no material changes to the Program during the Reporting Period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus and statement of additional information for more information regarding the Fund’s exposure to liquidity risk, and the other principal risks to which an investment in the Fund may be subject.

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CITY NATIONAL ROCHDALE FUNDS | PAGE 108

THANK YOU

for your investment with City National Rochdale Funds. We value the trust you have placed in us to help you achieve your financial goals.

City National Rochdale®
AN RBC/CITY NATIONAL COMPANY

CNR-SA-004-1600

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Reserved.

Item 8. Reserved.

Item 9. Reserved.

Item 10. Reserved.

Item 11. Reserved.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Items 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	City National Rochdale Funds

By (Signature and Title)	/s/ Ian Leyden
Ian Leyden
Principal Executive Officer

Date: June 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ian Leyden
Ian Leyden
Principal Executive Officer

Date: June 7, 2024

By (Signature and Title)	/s/ Andrew Metzger,
Andrew Metzger,
Principal Financial Officer

Date: June 7, 2024